UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

March 31, 2023

SEMI-ANNUAL REPORT

SEI Institutional International Trust

❯	International Equity Fund

❯	Emerging Markets Equity Fund

❯	International Fixed Income Fund

❯	Emerging Markets Debt Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedule of Investments	1
Statements of Assets and Liabilities	68
Statements of Operations	70
Statements of Changes in Net Assets	71
Financial Highlights	73
Notes to Financial Statements	75
Disclosure of Fund Expenses	94
Liquidity Risk Management Program	95
Board of Trustees Considerations in Approving the Advisory Agreement	96

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3%
Australia — 3.5%
Accent Group Ltd	28,205	$45
AMP Ltd	391,695	277
ANZ Group Holdings Ltd	1,032,095	15,936
APA Group	72,821	496
Base Resources Ltd	271,387	36
BHP Group Ltd	681,729	21,594
BlueScope Steel Ltd	884,842	12,000
Brambles Ltd	152,557	1,378
Cochlear Ltd	1,378	220
CSR Ltd	669,497	2,139
EBOS Group Ltd	11,273	329
Fortescue Metals Group Ltd	414,961	6,250
Goodman Group ‡	26,150	332
Helia Group Ltd	74,062	143
Iluka Resources Ltd	605,747	4,332
Imdex Ltd	106,532	161
Incitec Pivot Ltd	2,982,668	6,297
Lottery Corp Ltd/The	1,206,763	4,159
Macquarie Group Ltd	15,782	1,872
Mineral Resources Ltd	11,307	612
National Australia Bank Ltd	98,034	1,830
Nufarm Ltd	30,265	116
Orica Ltd	130,606	1,352
Orora Ltd	1,427,318	3,291
Perseus Mining Ltd	157,393	250
Pilbara Minerals Ltd	2,583,512	6,887
Pro Medicus Ltd	6,422	277
Qantas Airways Ltd *	522,794	2,338
QBE Insurance Group Ltd	21,886	215
Rio Tinto PLC	215,431	14,592
Rio Tinto PLC ADR	52,782	3,621
Seven Group Holdings Ltd	18,265	284
South32 Ltd	4,418,837	12,976
Technology One Ltd	34,248	337

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Transurban Group	28,311	$271
Wesfarmers Ltd	47,586	1,611
Whitehaven Coal Ltd	2,693,651	12,150
		141,006

Austria — 0.4%
ANDRITZ AG	77,208	5,226
Erste Group Bank AG	56,002	1,856
OMV AG	182,331	8,371
Raiffeisen Bank International AG	39,393	606
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,435	200
voestalpine AG	10,897	370
Wienerberger AG	8,833	256
		16,885

Belgium — 0.3%
Anheuser-Busch InBev SA/NV	116,701	7,776
D'ieteren Group	924	179
Elia Group SA/NV	4,570	604
KBC Group NV	15,212	1,046
Solvay SA	8,183	937
		10,542

Bermuda — 0.0%
Conduit Holdings Ltd	958	6

Brazil — 1.5%
Ambev SA *	12,010,000	34,039
B3 SA - Brasil Bolsa Balcao	2,249,205	4,582
Banco Bradesco SA ADR *	1,765,539	4,626
Banco do Brasil SA	948,200	7,320
Gerdau SA ADR	217,781	1,074
Itau Unibanco Holding ADR *	1,093,073	5,323
Petroleo Brasileiro SA ADR	147,506	1,538
Yara International ASA	57,751	2,503
		61,005

Canada — 2.2%
Advantage Energy Ltd *	16,248	94
AirBoss of America Corp (A)	4,270	24
Alimentation Couche-Tard Inc	264,548	13,283
Black Diamond Group Ltd	4,100	18
Canadian National Railway Co	130,157	15,337
Canadian Pacific Railway Ltd	130,005	10,003
Canfor Corp *	120,381	1,932
Cascades Inc	4,484	36
Celestica Inc *	152,284	1,961
Coveo Solutions Inc *	4,242	24
Crescent Point Energy Corp (A)	474,000	3,341
Dexterra Group Inc	104	–
Doman Building Materials Group Ltd	7,991	38
Enerplus Corp	179,031	2,577
Enghouse Systems Ltd	15,138	428
Ensign Energy Services Inc *	37,800	85

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exco Technologies Ltd	9,200	$52
Finning International Inc	3,900	97
George Weston Ltd	38,300	5,069
iA Financial Corp Inc	74,197	4,696
Kelt Exploration Ltd *	7,240	25
Kinaxis Inc *	5,100	699
Leon's Furniture Ltd	10,300	132
Magna International Inc, Cl A	166,407	8,905
Manulife Financial Corp	121,600	2,228
Martinrea International Inc	88,935	957
MEG Energy Corp *	178,600	2,865
Mullen Group Ltd (A)	53,775	587
Parkland Corp	13,100	314
Pason Systems Inc	17,325	155
Pet Valu Holdings Ltd	4,300	120
Peyto Exploration & Development Corp (A)	126,300	1,130
Power Corp of Canada (A)	26,300	671
Russel Metals Inc	32,884	834
Shawcor Ltd *	67,420	620
Spartan Delta Corp *	3,660	38
Stelco Holdings Inc	44,800	1,733
Stella-Jones Inc	12,360	473
Supremex Inc	3,540	16
TFI International Inc	10,900	1,299
Thomson Reuters Corp	36,405	4,730
TMX Group Ltd	4,800	484
Torex Gold Resources Inc *	7,008	116
Uni-Select Inc *	60,106	2,070
Winpak Ltd	898	29
		90,325

China — 1.7%
Alibaba Group Holding Ltd *	2,199,500	27,858
Autohome Inc ADR	1,788	60
Beijing Capital International Airport Co Ltd, Cl H *	6,198,000	4,565
China Pacific Insurance Group Co Ltd, Cl H	427,800	1,134
IGG Inc *	460,000	180
Li Ning Co Ltd	460,500	3,621
New China Life Insurance Co Ltd, Cl H	260,300	618
Prosus NV	10,836	847
SITC International Holdings Co Ltd	2,232,000	4,797
Tencent Holdings Ltd	102,700	5,019
Trip.com Group Ltd ADR *	473,266	17,828
Vipshop Holdings Ltd ADR *	80,091	1,216
Yangzijiang Shipbuilding Holdings Ltd	268,000	242
		67,985

Denmark — 2.9%
ALK-Abello A/S *	14,302	221
AP Moller - Maersk A/S, Cl B	3,767	6,837
Danske Bank A/S *	599,587	12,068
DSV A/S	30,200	5,843
Genmab A/S *	27,873	10,525

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ISS A/S	30,772	$626
Jyske Bank A/S *	3,386	237
Novo Nordisk A/S, Cl B	423,396	67,049
Orsted AS	53,370	4,541
Pandora A/S	97,018	9,274
Sydbank AS	4,846	218
TORM PLC, Cl A	21,402	658
		118,097

Finland — 1.1%
Kemira Oyj	1,058	19
Kesko Oyj, Cl B	297,433	6,400
Metso Outotec Oyj	18,874	206
Neste Oyj	15,955	787
Nokia Oyj	6,339,272	31,100
Nordea Bank Abp	113,755	1,215
Orion Oyj, Cl B	52,488	2,349
Vaisala Oyj, Cl A	564	24
		42,100

France — 10.9%
Accor SA	654,436	21,309
Air Liquide SA	236,221	39,574
Alstom SA	793,340	21,617
Alten SA	6,608	1,055
Amundi SA	453,454	28,599
AXA SA	438,721	13,425
Beneteau SA	30,414	509
BioMerieux	7,557	796
BNP Paribas SA	94,959	5,696
Bouygues SA	363,544	12,280
Carrefour SA	492,893	9,976
Christian Dior SE	1,160	1,037
Cie de Saint-Gobain	85,387	4,853
Cie Generale des Etablissements Michelin SCA	994,527	30,411
Criteo SA ADR *	1,256	40
Danone SA	788,262	49,081
Dassault Aviation SA	39,312	7,799
Eiffage SA	4,668	506
Hermes International	10,597	21,460
Ipsen SA	62,682	6,912
IPSOS	18,645	1,157
Jacquet Metals SACA	5,998	117
Kering SA	19,403	12,648
La Francaise des Jeux SAEM	24,853	1,037
L'Oreal SA	14,800	6,613
LVMH Moet Hennessy Louis Vuitton SE	7,963	7,305
Orange SA	1,000,810	11,908
Pernod Ricard SA	23,434	5,313
Publicis Groupe SA	328,816	25,643
Rexel SA	1,652,809	39,415
Sartorius Stedim Biotech	549	168
Savencia SA	510	34

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Societe BIC SA	900	$57
Sodexo SA	194,647	19,045
Sopra Steria Group SACA	537	113
SPIE SA	4,329	126
Stef SA	602	69
Technip Energies NV	58,227	1,243
Thales SA	34,459	5,105
TotalEnergies SE	123,221	7,277
Unibail-Rodamco-Westfield *‡	10,445	560
Valeo	265,913	5,463
Vilmorin & Cie SA	1,420	67
Vinci SA	113,454	13,031
Wendel SE	9,847	1,042
		441,491

Germany — 8.5%
adidas AG	106,890	18,904
Allianz SE	50,064	11,575
Aurubis	4,871	450
BASF SE	496,615	26,092
Bayer AG	380,356	24,265
Bayerische Motoren Werke AG	2,014	221
Beiersdorf AG	2,490	324
Carl Zeiss Meditec AG	36,353	5,055
Cewe Stiftung & Co KGAA	1,443	149
Commerzbank AG	51,673	545
Covestro AG *	731,752	30,314
CTS Eventim AG & Co KGaA	4,607	288
Daimler Truck Holding AG	966,618	32,671
Deutsche Bank AG	591,535	6,013
Deutsche Boerse AG	61,607	12,011
Deutsche Lufthansa AG *	1,139,746	12,705
Deutsche Telekom AG	768,429	18,659
Deutz AG	21,725	141
Duerr AG	30,532	1,096
Elmos Semiconductor SE	636	62
Encavis AG *	12,000	206
Fresenius Medical Care AG & Co KGaA	646,619	27,468
GEA Group AG	14,875	678
Hannover Rueck SE	2,795	548
HeidelbergCement AG	42,686	3,119
HOCHTIEF AG	7,944	663
HUGO BOSS AG	44,540	3,199
Kloeckner & Co SE	15,118	163
Knorr-Bremse AG	137,430	9,150
Krones AG	5,055	597
Linde PLC	28,113	9,899
Mercedes-Benz Group AG	11,964	920
Merck KGaA	38,476	7,171
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,015	2,458
PSI Software AG *	31	1
Rational AG	785	526

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rheinmetall AG	1,277	$380
RWE AG	311,930	13,434
SAP SE	385,565	48,617
Siemens AG	55,547	9,008
Sixt SE	1,798	239
SMA Solar Technology AG *	2,512	270
Stabilus SE	4,070	285
Talanx AG	21,224	985
Vitesco Technologies Group AG *	5,387	390
		341,914

Greece — 0.0%
Danaos Corp	2,153	118

Hong Kong — 1.4%
AIA Group Ltd	454,000	4,761
Cafe de Coral Holdings Ltd	78,000	104
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	10
CK Asset Holdings Ltd	79,000	479
Galaxy Entertainment Group Ltd *	3,118,000	20,857
Hong Kong Exchanges & Clearing Ltd	26,900	1,192
Johnson Electric Holdings Ltd	68,837	78
Melco Resorts & Entertainment Ltd ADR *	44,046	561
MGM China Holdings Ltd *	329,200	407
Orient Overseas International Ltd	12,500	240
Prudential PLC	1,732,875	23,612
Sands China Ltd *	1,179,200	4,096
Sun Hung Kai Properties Ltd	23,000	322
Wharf Real Estate Investment Co Ltd	97,000	559
Wynn Macau Ltd *	823,600	812
		58,090

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	49,088	359

India — 0.2%
Great Eastern Shipping Co Ltd/The	18,529	146
ICICI Bank Ltd ADR	260,357	5,618
		5,764

Indonesia — 0.1%
Adaro Energy Indonesia Tbk PT	1,080,400	209
Bank Rakyat Indonesia Persero Tbk PT	15,409,025	4,883
Delta Dunia Makmur Tbk PT	6,958,800	141
Gudang Garam Tbk PT	112,200	195
Hanjaya Mandala Sampoerna Tbk PT	965,402	73
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,706,500	116
Sumber Tani Agung Resources Tbk PT	710,100	48
Triputra Agro Persada PT	677,010	28
		5,693

Iraq — 0.0%
Gulf Keystone Petroleum Ltd	18,572	33

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ireland — 0.9%
Bank of Ireland Group PLC	1,267,412	$12,839
Cairn Homes PLC	25,663	28
Ryanair Holdings PLC ADR *	246,536	23,246
		36,113

Israel — 0.7%
Bank Hapoalim BM	770,163	6,364
Check Point Software Technologies Ltd *	109,743	14,266
Elbit Systems Ltd	1,891	320
FIBI Holdings Ltd	10,858	406
Isracard Ltd	–	–
Nice Ltd ADR *	8,078	1,849
Perion Network Ltd *	15,032	595
Plus500 Ltd	73,919	1,546
Wix.com Ltd *	39,880	3,980
YH Dimri Construction & Development Ltd	33	2
		29,328

Italy — 2.9%
Azimut Holding SpA	83,937	1,797
Banca Mediolanum SpA	166,974	1,516
BFF Bank SpA	34,471	343
BPER Banca	70,973	175
Brunello Cucinelli SpA	3,255	323
Coca-Cola HBC AG	123,159	3,370
Danieli & C Officine Meccaniche SpA	3,674	73
Ediliziacrobatica SpA	1,014	20
Enel SpA	8,644,873	52,850
Ferrari NV	35,914	9,727
Infrastrutture Wireless Italiane SpA	30,695	404
Intesa Sanpaolo SpA	358,867	923
Iveco Group NV *	36,933	350
Leonardo SpA	272,152	3,199
Piaggio & C SpA	50,833	217
PRADA SpA	34,900	248
Recordati Industria Chimica e Farmaceutica SpA	18,849	798
Saras SpA	647,843	1,011
Stevanato Group SpA	5,910	153
Terna - Rete Elettrica Nazionale	138,019	1,135
UniCredit SpA	1,927,731	36,463
		115,095

Japan — 13.2%
77 Bank Ltd/The	68,364	1,114
A&D HOLON Holdings Co Ltd	18,000	194
ABC-Mart Inc	9,600	530
Advantest Corp	75,159	6,951
AEON Financial Service Co Ltd	197,300	1,838
Aidma Holdings Inc *	7,500	226
Aisan Industry Co Ltd	29,600	201
Ajinomoto Co Inc	84,700	2,940
Alps Alpine Co Ltd (A)	50,600	486

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amada Co Ltd (A)	38,000	$355
Anest Iwata Corp	4,800	36
Anritsu Corp	85,000	784
AOKI Holdings Inc	5,200	33
Arcs Co Ltd	22,300	377
Asahi Group Holdings Ltd	118,200	4,389
Asia Pile Holdings Corp	6,900	38
Ateam Inc	5,700	29
Avant Group Corp	2,800	30
Axial Retailing Inc	4,900	127
Bank of Iwate Ltd/The	7,300	117
Bank of Saga Ltd/The	2,900	35
BayCurrent Consulting Inc	7,300	302
BIPROGY Inc	185,800	4,555
BrainPad Inc *	4,400	24
Bridgestone Corp	137,600	5,577
Brother Industries Ltd	63,500	954
Business Brain Showa-Ota Inc	2,600	41
Business Engineering Corp	1,200	27
Calbee Inc	18,300	381
Canon Marketing Japan Inc	90,900	2,161
Carlit Holdings Co Ltd	5,800	30
Chiba Kogyo Bank Ltd/The	13,000	53
Chikaranomoto Holdings Co Ltd *(A)	9,800	115
Chino Corp	2,700	44
Chori Co Ltd	5,500	104
Chugai Pharmaceutical Co Ltd	30,500	751
Citizen Watch Co Ltd	93,200	547
CKD Corp	5,100	83
COLOPL Inc *	9,800	44
Concordia Financial Group Ltd	312,200	1,148
Cosel Co Ltd	2,600	22
Cosmo Energy Holdings Co Ltd	10,500	339
Cota Co Ltd	3,190	37
Daido Steel Co Ltd	5,800	228
Dai-ichi Life Holdings Inc (A)	347,000	6,364
Dainichiseika Color & Chemicals Manufacturing Co Ltd	3,200	43
Daito Trust Construction Co Ltd (A)	12,900	1,282
Daitron Co Ltd	1,400	28
Digital Arts Inc	4,800	186
Eiken Chemical Co Ltd	12,500	147
Eizo Corp	1,400	43
Elecom Co Ltd	5,800	55
Electric Power Development Co Ltd	30,300	486
en Japan Inc (A)	77,800	1,340
Enigmo Inc	6,600	25
ESPEC Corp	4,900	75
Exedy Corp	7,600	104
Fabrica Communications Co Ltd	1,300	33
FANUC Corp	927,220	33,405
FINDEX Inc	6,300	33

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FJ Next Holdings Co Ltd	5,100	$38
Forum Engineering Inc	4,300	27
Fuji Corp/Aichi	35,600	601
FUJIFILM Holdings Corp	19,000	962
Fujikura Ltd	88,000	624
Fujitsu Ltd	60,500	8,156
Fukuoka Financial Group Inc	345,300	6,628
Furyu Corp	21,300	192
Futaba Industrial Co Ltd	8,700	28
Gakken Holdings Co Ltd	6,700	43
Gakujo Co Ltd	2,200	27
Giken Ltd	6,100	128
Goldwin Inc	6,800	647
GungHo Online Entertainment Inc *	45,900	839
H2O Retailing Corp	20,100	226
Hachijuni Bank Ltd/The	97,400	422
Heiwa Corp	46,100	912
Heiwado Co Ltd	8,800	135
Hino Motors Ltd *	43,400	181
Hitachi Construction Machinery Co Ltd	21,700	505
Hito Communications Holdings Inc	5,800	70
Hodogaya Chemical Co Ltd	700	16
Horiba Ltd	27,000	1,617
Hoya Corp	14,100	1,555
Hulic Co Ltd	90,600	743
Ichikoh Industries Ltd	7,800	28
Iida Group Holdings Co Ltd (A)	240,900	3,924
I-NE Co Ltd *	7,900	224
Infocom Corp	100	2
Intelligent Wave Inc	7,400	40
Invincible Investment Corp ‡	854	359
I-PEX Inc	19,400	206
IR Japan Holdings Ltd	16,000	283
Iriso Electronics Co Ltd	3,200	119
Ishihara Sangyo Kaisha Ltd	9,000	76
Isuzu Motors Ltd	1,450,400	17,293
Iwaki Co Ltd	3,800	37
JAC Recruitment Co Ltd	8,800	173
Japan Electronic Materials Corp	12,400	143
Japan Exchange Group Inc	388,768	5,932
Japan Hotel REIT Investment Corp ‡	386	218
Japan Lifeline Co Ltd	13,000	90
Japan Petroleum Exploration Co Ltd	18,500	622
Japan Post Insurance Co Ltd (A)	352,500	5,481
JCU Corp	3,900	102
Jeol Ltd	65,400	2,109
JGC Holdings Corp	28,200	350
J-Stream Inc	2,900	13
JTEKT Corp	52,300	403
Justsystems Corp	10,000	267
JVCKenwood Corp	26,100	75
Kakaku.com Inc	33,100	453

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kamigumi Co Ltd	12,700	$266
Kao Corp	349,900	13,588
KAWADA TECHNOLOGIES Inc	1,000	28
Kawasaki Heavy Industries Ltd (A)	67,000	1,463
KDDI Corp (A)	211,600	6,510
Keio Corp	12,000	420
Kenko Mayonnaise Co Ltd	3,000	27
Keyence Corp	31,575	15,439
Kimura Unity Co Ltd	6,200	48
Kirin Holdings Co Ltd	109,900	1,735
Kobayashi Pharmaceutical Co Ltd	13,900	848
Kobe Steel Ltd	154,300	1,227
Kokuyo Co Ltd	150,400	2,130
Komatsu Ltd (A)	1,349,400	33,420
Komori Corp	12,000	90
Konica Minolta Inc	575,000	2,471
Konoike Transport Co Ltd	2,500	28
Kotobuki Spirits Co Ltd	3,000	212
Krosaki Harima Corp	1,300	65
Kuraray Co Ltd	37,000	340
Kureha Corp	3,300	211
Kyoritsu Maintenance Co Ltd	5,300	214
Kyowa Kirin Co Ltd	23,700	516
Kyushu Railway Co	33,700	748
Lasertec Corp	24,500	4,343
Lawson Inc	76,300	3,223
Life Corp	2,000	39
M3 Inc	9,300	234
Macnica Holdings Inc	11,400	324
Maezawa Kasei Industries Co Ltd	3,700	42
Makita Corp	497,000	12,348
Mandom Corp	10,800	120
Mani Inc	5,200	71
Marubeni Corp	16,700	227
Maruwa Co Ltd/Aichi	1,800	250
Maruzen Showa Unyu Co Ltd	3,400	83
MatsukiyoCocokara & Co	17,000	898
Mazda Motor Corp	795,400	7,319
MCJ Co Ltd	4,200	30
Media Do Co Ltd *	7,400	79
Medical System Network Co Ltd, Cl A	12,800	39
Megachips Corp *	7,800	193
Megmilk Snow Brand Co Ltd	25,400	337
Meidensha Corp	13,300	193
Micronics Japan Co Ltd *	21,100	213
Mimasu Semiconductor Industry Co Ltd	17,000	379
MINEBEA MITSUMI Inc	623,800	11,884
Mitsuba Corp	8,900	35
Mitsubishi Corp	64,100	2,298
Mitsubishi Electric Corp	1,379,800	16,450
Mitsubishi Heavy Industries Ltd	23,300	856
Mitsubishi Motors Corp *	111,000	436

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mitsubishi Shokuhin Co Ltd	15,200	$373
MIXI Inc (A)	70,200	1,409
Mizuho Medy Co Ltd	8,600	151
Mizuno Corp	48,400	1,134
MonotaRO Co Ltd	20,200	254
Morito Co Ltd	4,300	33
MS&AD Insurance Group Holdings Inc	171,200	5,293
Murata Manufacturing Co Ltd	348,800	21,207
Nabtesco Corp	19,900	488
Nachi-Fujikoshi Corp	1,100	33
Nagaileben Co Ltd	2,000	31
Nagano Keiki Co Ltd	6,100	61
Naigai Trans Line Ltd	5,300	92
NEC Corp	45,500	1,752
NEOJAPAN Inc	3,500	23
NET One Systems Co Ltd	13,000	311
Nichirei Corp	20,800	420
Nifco Inc/Japan	7,700	218
Nihon Chouzai Co Ltd	16,300	142
Nihon Denkei Co Ltd	4,400	63
Nihon Kohden Corp	10,700	290
Nihon M&A Center Holdings Inc	27,400	205
Nihon Parkerizing Co Ltd	3,600	27
Nihon Trim Co Ltd	5,200	119
Nikon Corp (A)	232,600	2,382
Nippon Concept Corp	4,100	52
NIPPON EXPRESS HOLDINGS INC	10,700	644
Nippon Paint Holdings Co Ltd	80,500	755
Nippon Seisen Co Ltd	1,400	48
Nippon Shinyaku Co Ltd	18,000	792
Nippon Shokubai Co Ltd	2,500	100
Nippon Steel Corp	42,500	1,000
Nippon Steel Trading Corp *	3,500	245
Nippon Telegraph & Telephone Corp	29,400	877
Nippon Thompson Co Ltd	13,600	60
Nippon Yusen KK	110,600	2,577
Nissan Motor Co Ltd	456,800	1,725
Nissei ASB Machine Co Ltd	900	27
Nissha Co Ltd	5,900	83
Nisshin Seifun Group Inc	44,400	518
Nisshinbo Holdings Inc	88,600	677
Nissin Corp	2,200	35
Nissin Foods Holdings Co Ltd	12,200	1,113
Nisso Corp	3,900	21
Nitto Kohki Co Ltd	2,200	30
Nittoc Construction Co Ltd	10,000	73
Noda Corp	2,900	27
North Pacific Bank Ltd	97,500	204
Obara Group Inc	5,000	149
OBIC Business Consultants Co Ltd	3,100	117
Okabe Co Ltd	8,200	48
OKUMA Corp	1,800	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Okuwa Co Ltd	81,900	$522
Omron Corp	12,700	742
One Career Inc *	1,300	44
Ono Pharmaceutical Co Ltd	214,375	4,457
Onward Holdings Co Ltd	83,900	243
Optim Corp *	7,100	50
Optorun Co Ltd	31,300	525
Oracle Corp Japan *	6,700	483
Oriental Land Co Ltd/Japan	23,000	786
ORIX Corp	335,628	5,521
Oro Co Ltd	2,100	34
Otsuka Corp	18,500	656
Otsuka Holdings Co Ltd	57,800	1,831
PC Depot Corp	16,700	37
Pegasus Co Ltd	8,800	42
Persol Holdings Co Ltd	163,600	3,286
Pickles Holdings Co Ltd	6,100	54
Plus Alpha Consulting Co Ltd	1,900	43
Pola Orbis Holdings Inc	16,400	213
Pronexus Inc	3,300	24
Proto Corp	4,400	39
QB Net Holdings Co Ltd	2,400	26
Qol Holdings Co Ltd	14,100	124
Recruit Holdings Co Ltd	256,600	7,042
Relo Group Inc	13,200	210
Resona Holdings Inc (A)	3,134,400	15,085
Resorttrust Inc	7,500	119
Ricoh Co Ltd	40,700	305
Ride On Express Holdings Co Ltd	6,000	49
Riken Technos Corp	7,100	32
Riken Vitamin Co Ltd	5,400	78
Rohm Co Ltd	10,600	881
Rohto Pharmaceutical Co Ltd	6,000	125
RS Technologies Co Ltd *	1,600	39
Sakai Chemical Industry Co Ltd	5,100	68
Sakai Heavy Industries Ltd	1,000	30
Sakai Moving Service Co Ltd	2,300	80
Sakata Seed Corp	3,200	94
Sangetsu Corp	17,800	300
Sanken Electric Co Ltd	11,100	889
Sankyo Co Ltd	135,400	5,640
Sankyu Inc	5,600	207
Sanwa Holdings Corp (A)	198,000	2,119
Sanyo Shokai Ltd	13,700	161
Sato Holdings Corp	7,000	116
SCREEN Holdings Co Ltd	22,200	1,965
Sega Sammy Holdings Inc	17,300	328
Seiko Epson Corp (A)	129,800	1,850
Seino Holdings Co Ltd	26,200	289
SERAKU Co Ltd	3,000	37
Seven & i Holdings Co Ltd	124,700	5,620
Shibaura Machine Co Ltd	13,000	310

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shibaura Mechatronics Corp	6,300	$770
Shibuya Corp	2,900	55
Shimamura Co Ltd	32,300	3,280
Shimojima Co Ltd	3,600	27
Shindengen Electric Manufacturing Co Ltd	10,600	268
Shinnihon Corp	3,900	28
Shofu Inc	4,300	66
SIGMAXYZ Holdings Inc	7,000	60
Sinfonia Technology Co Ltd	4,200	50
Sinko Industries Ltd	2,200	27
SMK Corp	1,300	24
SMS Co Ltd	19,300	468
Socionext Inc	6,100	449
SoftBank Corp	148,900	1,715
Soliton Systems KK	5,500	45
Sony Group Corp	79,687	7,241
Sosei Group Corp *	12,400	212
Speee Inc *	2,100	23
Sprix Inc	1,500	10
Step Co Ltd	1,900	27
Strike Co Ltd	800	23
Subaru Corp (A)	1,401,600	22,322
Sumitomo Metal Mining Co Ltd	9,700	370
Sumitomo Mitsui Financial Group Inc	374,100	14,935
Sumitomo Pharma Co Ltd	16,800	103
Sumitomo Realty & Development Co Ltd	9,100	205
Sun-Wa Technos Corp	2,600	38
Suzuken Co Ltd/Aichi Japan	4,200	106
T&D Holdings Inc	403,700	4,992
Taihei Dengyo Kaisha Ltd	800	25
Takara & Co Ltd	2,600	44
Takara Holdings Inc	15,200	117
Takashimaya Co Ltd	64,300	936
Takeda Pharmaceutical Co Ltd (A)	977,900	32,042
Takuma Co Ltd	4,300	43
TechMatrix Corp	12,700	143
Techno Quartz Inc	1,200	38
Temairazu Inc	6,600	236
Tera Probe Inc	2,447	53
TIS Inc	40,000	1,055
Tobu Railway Co Ltd	22,200	530
Tocalo Co Ltd	4,500	44
Tochigi Bank Ltd/The	12,400	26
Toho Co Ltd/Kobe	2,700	45
Toho Co Ltd/Tokyo	15,100	578
Tohoku Electric Power Co Inc *	95,000	471
Tokio Marine Holdings Inc	76,200	1,463
Tokyo Electron Ltd	63,900	7,788
Tokyo Seimitsu Co Ltd	65,800	2,548
Tokyotokeiba Co Ltd	8,200	250
Tomoku Co Ltd	3,700	45
Tomy Co Ltd	61,400	686

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tonami Holdings Co Ltd	800	$25
Topcon Corp	53,800	726
Toray Industries Inc	2,326,100	13,276
Tosho Co Ltd	14,200	124
TOTO Ltd	11,700	391
Toyo Engineering Corp *	26,300	112
Toyota Motor Corp	43,400	616
Transcosmos Inc *	5,100	121
Trusco Nakayama Corp	5,500	93
Tsubakimoto Chain Co	8,600	209
Tsukuba Bank Ltd	19,500	31
Tsuruha Holdings Inc	8,800	587
TYK Corp/Tokyo	11,000	27
Unicharm Corp	42,000	1,722
Unipres Corp	3,900	27
United Arrows Ltd	13,700	199
USS Co Ltd	24,900	431
V Technology Co Ltd	4,600	98
Valor Holdings Co Ltd	8,900	129
ValueCommerce Co Ltd	18,600	239
VINX Corp	2,300	23
Visional Inc *	5,800	326
Warabeya Nichiyo Holdings Co Ltd	25,400	347
Waseda Academy Co Ltd	3,100	29
WingArc1st Inc	12,700	188
Xebio Holdings Co Ltd	7,200	57
Yamae Group Holdings Co Ltd	2,800	38
Yamaichi Electronics Co Ltd	6,300	94
Yamato Holdings Co Ltd	23,300	399
Yamazaki Baking Co Ltd	25,000	301
Yamazen Corp	10,200	78
Yokogawa Electric Corp	43,300	703
Yokohama Rubber Co Ltd/The	12,900	273
Yokowo Co Ltd	4,800	76
Yorozu Corp	5,500	35
Yossix Holdings Co Ltd (A)	4,600	73
ZIGExN Co Ltd	12,900	47
ZOZO Inc	21,400	488
Zuken Inc	5,000	130
		533,848

Luxembourg — 0.6%
ArcelorMittal SA	727,508	22,028

Malaysia — 0.0%
Genting Plantations Bhd	31,100	42
Power Root Bhd	61,500	29
Taliworks Corp Bhd	143,900	28
		99

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	71

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Netherlands — 6.2%
ABN AMRO Bank NV	248,859	$3,953
Adyen NV *	5,406	8,570
Akzo Nobel NV	274,433	21,461
ASM International NV	15,072	6,090
ASML Holding NV, Cl G	12,318	8,385
EXOR NV *	37,572	3,096
Flow Traders Ltd	1,607	47
HAL Trust	421	57
Heineken Holding NV	49,630	4,559
Heineken NV	8,385	902
IMCD NV	1,259	206
ING Groep NV	3,196,083	37,953
Koninklijke Ahold Delhaize NV	1,000,836	34,241
Koninklijke DSM NV	4,561	539
Koninklijke Philips NV *	2,028,204	37,099
Koninklijke Vopak NV	6,772	239
Randstad NV (A)	623,974	37,014
Shell PLC	1,080,629	31,100
TomTom NV *	8,612	71
Wolters Kluwer NV	114,680	14,496
		250,078

New Zealand — 0.0%
Auckland International Airport Ltd *	40,128	219
Fisher & Paykel Healthcare Corp Ltd	18,376	307
		526

Norway — 0.3%
Bouvet ASA	9,949	61
DNB Bank ASA	69,219	1,238
Equinor ASA	399,605	11,397
Hoegh Autoliners ASA	15,224	86
Kongsberg Gruppen ASA	19,410	784
Mowi ASA	177	3
Stolt-Nielsen Ltd	1,480	47
		13,616

Peru — 0.1%
Credicorp Ltd	13,477	1,784

Portugal — 0.3%
EDP - Energias de Portugal SA	66,205	361
Jeronimo Martins SGPS SA	503,559	11,828
		12,189

Qatar — 0.0%
Ooredoo QPSC	171,417	442

Saudi Arabia — 0.5%
Alamar Foods	1,628	62
Dar Al Arkan Real Estate Development Co *	1,983,104	8,464
Dr Sulaiman Al Habib Medical Services Group Co	5,474	425
Elm Co	17,296	2,036

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Etihad Etisalat Co	175,376	$1,927
Middle East Healthcare Co *	34,943	351
Mobile Telecommunications Co Saudi Arabia	419,878	1,454
National Co for Learning & Education	3,345	89
Saudi Basic Industries Corp	1,089	26
Saudi Electricity Co	969,527	6,034
Saudi Investment Bank/The	130,367	575
Savola Group/The	8,485	63
		21,506

Singapore — 1.0%
City Developments Ltd	50,000	278
DBS Group Holdings Ltd	352,400	8,769
Genting Singapore Ltd	7,596,100	6,417
Jardine Cycle & Carriage Ltd	9,700	229
Keppel Corp Ltd	74,300	315
Sea Ltd ADR *	5,705	494
Sembcorp Marine Ltd *	4,437,500	399
Singapore Airlines Ltd	339,600	1,466
STMicroelectronics NV	148,238	7,884
STMicroelectronics NV, Cl Y	104,180	5,573
United Overseas Bank Ltd	314,500	7,061
Venture Corp Ltd	36,100	481
		39,366

South Africa — 0.4%
Anglo American PLC	502,590	16,642
DataTec Ltd	100,188	213
Thungela Resources Ltd	3,967	45
		16,900

South Korea — 1.9%
BNK Financial Group Inc	691,155	3,467
Daeduck Co Ltd	6,233	32
JLS Co Ltd	2,609	15
LG Electronics Inc	361	32
Samsung Electronics Co Ltd	1,017,230	50,303
SaraminHR Co Ltd	1,991	37
Shinhan Financial Group Co Ltd	353,824	9,612
SK Hynix Inc	199,241	13,635
		77,133

Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	22,079	704
Aena SME SA	101,579	16,433
Amadeus IT Group SA, Cl A	641,840	42,997
Applus Services SA	6,001	47
Banco Bilbao Vizcaya Argentaria SA (A)	1,115,597	7,964
Banco Santander SA	161,852	602
CaixaBank SA (A)	5,473,586	21,313
Cia de Distribucion Integral Logista Holdings SA	17,190	430
Corp ACCIONA Energias Renovables SA	7,881	306

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iberdrola SA	927,051	$11,568
Indra Sistemas SA	19,373	262
Industria de Diseno Textil SA	999,908	33,568
Merlin Properties Socimi SA ‡	27,921	245
Unicaja Banco SA	286,354	307
		136,746

Sweden — 1.7%
Atlas Copco AB, Cl A	266,106	3,376
Beijer Ref AB, Cl B	21,181	371
Betsson AB, Cl B	44,087	419
Boliden AB	4,929	194
Castellum AB *	56,834	660
EQT AB	193,034	3,920
Essity AB, Cl B (A)	609,780	17,430
Evolution AB	56,669	7,586
Fortnox AB	34,800	238
H & M Hennes & Mauritz AB, Cl B (A)	625,820	8,921
Hexatronic Group AB	41,925	477
Nordnet AB publ	13,241	218
Sandvik AB	12,198	258
Securitas AB, Cl B	2,100,522	18,693
Swedbank AB, Cl A (A)	383,678	6,296
Volvo AB, Cl B	10,506	217
		69,274

Switzerland — 4.8%
ABB Ltd	76,380	2,623
Alcon Inc	80,226	5,682
Burckhardt Compression Holding AG	197	122
Cembra Money Bank AG	2,486	196
Chocoladefabriken Lindt & Spruengli AG	62	733
Cie Financiere Richemont SA, Cl A	163,214	26,066
dormakaba Holding AG	2,385	1,019
Fenix Outdoor International AG	283	24
Geberit AG	793	442
Georg Fischer AG	4,645	360
Implenia AG	1,932	81
Julius Baer Group Ltd	275,354	18,784
Kuehne + Nagel International AG	45,429	13,521
Lonza Group AG	15,652	9,379
Novartis AG	273,882	25,111
Partners Group Holding AG	5,042	4,729
Sika AG	24,255	6,784
Swatch Group AG/The	89,936	30,853
Swiss Life Holding AG	1,500	925
Swisscom AG	3,320	2,119
Swissquote Group Holding SA	1,349	263
u-blox Holding AG	871	122
UBS Group AG	1,651,076	34,863
Zurich Insurance Group AG	18,189	8,715
		193,516

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan — 1.2%
Ampire Co Ltd	17,000	$22
Apacer Technology Inc	23,000	39
Emerging Display Technologies Corp	48,000	41
Evergreen Marine Corp Taiwan Ltd	1,590,600	8,331
Global Lighting Technologies Inc	13,000	25
Hon Hai Precision Industry Co Ltd	9,925,000	33,973
ITE Technology Inc	43,000	127
Novatek Microelectronics Corp	446,000	6,338
Realtek Semiconductor Corp	79,000	1,009
Taiwan FU Hsing Industrial Co Ltd	21,000	30
Unizyx Holding Corp	155,000	190
		50,125

Thailand — 0.1%
Bangkok Bank PCL NVDR	318,900	1,415
Banpu PCL NVDR (A)	7,565,700	2,393
Lanna Resources PCL NVDR (A)	155,400	67
		3,875

United Kingdom — 15.5%
4imprint Group PLC	596	35
Accenture PLC, Cl A	34,348	9,817
AG Barr PLC	22,151	138
AJ Bell PLC	26,807	114
Aon PLC, Cl A	25,478	8,033
Aptiv PLC *	53,764	6,032
Ashtead Group PLC	83,276	5,105
AstraZeneca PLC	220,167	30,576
Aviva PLC	2,073,078	10,361
B&M European Value Retail SA	983,309	5,861
BAE Systems PLC	317,504	3,857
Barclays PLC	16,552,641	29,840
Berkeley Group Holdings PLC	95,818	4,972
BP PLC	1,262,538	7,974
BP PLC ADR	415,692	15,771
British American Tobacco PLC	170,017	5,971
Burberry Group PLC	62,447	1,997
Centrica PLC	3,866,133	5,069
Clarkson PLC	734	28
CNH Industrial NV	340,658	5,211
Coca-Cola Europacific Partners PLC	99,670	5,899
Compass Group PLC	991,871	24,933
Computacenter PLC	50,387	1,332
Crest Nicholson Holdings plc	9,519	26
Croda International PLC	10,092	811
Diageo PLC	736,752	32,922
Experian PLC	136,910	4,503
Ferguson PLC	75,081	9,887
Ferrexpo PLC	524,939	765
Greggs PLC	85,192	2,922
GSK PLC	1,222,405	21,598
GSK PLC ADR	59,195	2,106
Haleon PLC	287,555	1,145

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Howden Joinery Group PLC	245,483	$2,119
HSBC Holdings PLC	2,994,866	20,355
Hunting PLC	29,771	87
ICON PLC *	52,975	11,315
Inchcape PLC	290,147	2,778
Intertek Group PLC	237,840	11,919
Investec PLC	1,414,321	7,875
J Sainsbury PLC	8,510,226	29,326
Just Group PLC	553,597	588
London Stock Exchange Group PLC	56,413	5,488
Man Group PLC/Jersey	834,115	2,428
NatWest Group PLC	5,234,255	17,060
Ninety One PLC	394,340	905
Pagegroup PLC	214,227	1,209
Pets at Home Group Plc	55,000	251
Playtech Plc *	7,860	51
Polar Capital Holdings PLC	163	1
QinetiQ Group PLC	90,352	363
Reckitt Benckiser Group PLC	490,514	37,348
RELX PLC	574,963	18,611
Rolls-Royce Holdings PLC *	24,807,814	45,710
Severn Trent PLC	9,268	330
Smith & Nephew PLC	1,505,210	20,882
Smiths Group PLC	19,456	413
Speedy Hire PLC	81,426	34
SSE PLC	73,855	1,646
Standard Chartered PLC	2,144,076	16,283
STERIS PLC	27,310	5,224
Subsea 7 SA	14,367	170
Tesco PLC	7,785,980	25,579
Travis Perkins PLC	1,381,789	16,340
Unilever PLC	812,131	42,074
Virgin Money UK PLC	147,424	265
Vodafone Group PLC	3,892,519	4,298
WH Smith PLC	542,813	10,034
Whitbread PLC	27,225	1,005
		625,975

United States — 5.9%
Arch Capital Group Ltd *	66,201	4,493
Atlassian Corp Ltd, Cl A *	38,338	6,562
Computershare Ltd	516,086	7,511
CSL Ltd	44,131	8,563
EPAM Systems Inc *	13,360	3,995
Globant SA *	26,398	4,330
Holcim AG	20,951	1,351
Inmode Ltd *	7,559	242
JBS S/A	1,009,100	3,542
Mettler-Toledo International Inc *	3,244	4,964
Monday.com Ltd *	13,277	1,895
Nestle SA	271,756	33,156
Primo Water Corp	5,000	77
QIAGEN NV *	117,653	5,404

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ResMed Inc	17,649	$3,865
RHI Magnesita NV	760	21
Roche Holding AG	248,170	70,889
Sanofi	483,935	52,703
Schneider Electric SE	78,717	13,143
Swiss Re AG	5,634	579
Tenaris SA	431,178	6,137
Viemed Healthcare Inc *	10,694	103
Waste Connections Inc	28,443	3,955
		237,480

Total Common Stock
(Cost $3,528,620) ($ Thousands)		3,888,526

PREFERRED STOCK — 0.7%
Brazil — 0.1%
Gerdau SA (C)	7,665	38
Petroleo Brasileiro SA (C)	1,334,900	6,161
Schulz SA (C)	20,100	18
		6,217

Germany — 0.6%
FUCHS PETROLUB SE, 2.800%	5,350	218
Sartorius AG (C)	12,721	5,348
Schaeffler AG (C)	228,253	1,740
Volkswagen AG, 7.200%	115,587	15,778
		23,084

Total Preferred Stock
(Cost $32,620) ($ Thousands)		29,301

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF	41,710	2,996

Total Exchange Traded Fund
(Cost $2,547) ($ Thousands)		2,996

AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, LP
4.740% **†(D)	154,434,665	154,506

Total Affiliated Partnership
(Cost $154,476) ($ Thousands)		154,506

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	33,746,867	$33,747

Total Cash Equivalent
(Cost $33,747) ($ Thousands)		33,747

Total Investments in Securities — 101.8%
(Cost $3,752,010) ($ Thousands)		$4,109,076

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Euro STOXX 50	326	Jun-2023	$14,208	$15,092	$709
FTSE 100 Index	75	Jun-2023	6,906	7,084	64
Hang Seng Index	7	Apr-2023	881	913	32
SPI 200 Index	36	Jun-2023	4,217	4,335	108
TOPIX Index	64	Jun-2023	9,479	9,634	156
			$35,691	$37,058	$1,069

A list of the open OTC Swap agreement held by the Fund at March 31, 2023, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Morgan Stanley	LAZARD CUSTOM 130/30 BASKET	CUSTOM FINANCING	BASKET RETURN	Annually	12/31/2049	USD	111,973	$1,667	$–	$1,667

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of March 31, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

4,341	MH MOET HENNESSY LOUIS VUITT	$3,543	$440	3.16%
94,000	SHIN-ETSU CHEMICAL CO LTD	2,860	159	2.55
3,609	ASML HOLDING NV	2,159	292	1.93
47,800	SEVEN I HOLDINGS CO LTD	2,128	18	1.90
11,676	SCHNEIDER SA	1,789	161	1.60
84,684	3I GROUP PLC	1,516	248	1.35
19,000	YAKULT HONSHA CO LTD	1,325	50	1.18
49,620	ESSITY B	1,311	108	1.17
134,200	THE KANSAI ELECTRIC POWER CO INC	1,302	(1)	1.16
74,519	SWEDBANK A	1,298	(76)	1.16
75,119	UNICREDITO SPA	1,270	150	1.13
31,100	SUMITOMO MITSUI FINANCIAL GROUP INC	1,255	(17)	1.12
5,765	PERNOD RICARD	1,206	101	1.08
30,899	BP PLC	1,108	65	0.99
102,700	CHUBU ELECTRIC POWER CO INC	1,101	(22)	0.98
47,364	ASSOCIATED BRITISH FOODS PLC	1,083	53	0.97
108,164	NIBE INDUSTRIER B	1,072	157	0.96
7,578	SAFRAN SA	1,015	109	0.91
14,706	ASHTEAD GROUP PLC	880	22	0.79
54,800	JAPAN EXCHANGE GROUP INC	862	(31)	0.77
31,500	SHELL PLC	849	50	0.76

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

15,283	CRH PLC	$741	$31	0.66%
89,047	INFORMA PLC	703	60	0.63
20,110	WHITBREAD PLC	680	63	0.61
117,178	B&M EUROPEAN VALUE RETAIL SA	654	44	0.58
16,913	FIRST INTL BK ISRAEL 5	653	(59)	0.58
5,631	VINCI SA	610	37	0.54

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(41,700)	EAST JAPAN RAILWAY CO	$(2,293)	$(6)	(2.05)%
(44,400)	YASKAWA ELECTRIC CORP	(1,802)	(123)	(1.61)
(111,400)	MIZUHO FINANCIAL GROUP INC	(1,556)	(16)	(1.39)
(77,100)	AOZORA BANK LTD	(1,407)	17	(1.26)
(44,600)	MEIJI HOLDINGS CO LTD	(1,066)	9	(0.95)
(50,200)	JAPAN AIRLINES CO LTD	(966)	(8)	(0.86)
(24,729)	FRESENIUS MEDICAL CARE	(963)	(88)	(0.86)
(59,200)	HANG SENG BANK	(889)	47	(0.79)
(184,900)	RAKUTEN GROUP INC	(873)	20	(0.78)
(48,200)	SUMITOMO CORP	(844)	(4)	(0.75)
(16,600)	KYOCERA CORP	(835)	(24)	(0.75)
(97,200)	OBAYASHI CORP	(749)	10	(0.67)
(30,100)	MISUMI GROUP INC	(726)	(20)	(0.65)
(25,701)	ATLANTICA SUSTAINABLE INFRASTR	(707)	(53)	(0.63)
(52,200)	TOSOH CORP	(705)	1	(0.63)
(28,165)	FRESENIUS SE CO KGAA	(696)	(64)	(0.62)
(745,000)	HK & CHINA GAS	(681)	26	(0.61)
(18,400)	YAMAHA CORP	(677)	(27)	(0.60)
(183,200)	YAMADA HOLDINGS CO LTD	(658)	30	(0.59)
(82,500)	RICOH CO LTD	(611)	(3)	(0.55)
(76,000)	SANTEN PHARMACEUTICAL CO LTD	(603)	(42)	(0.54)
(43,100)	SEIKO EPSON CORP	(597)	(12)	(0.53)
(331,000)	XINYI GLASS	(594)	1	(0.53)

Percentages are based on Net Assets of $4,037,393 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 9).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2023 was $154,506 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	3,888,364	162	–	^	3,888,526
Preferred Stock	29,083	218	–		29,301
Exchange Traded Fund	2,996	–	–		2,996
Affiliated Partnership	–	154,506	–		154,506
Cash Equivalent	33,747	–	–		33,747
Total Investments in Securities	3,954,190	154,886	–		4,109,076

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,069	–	–	1,069
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	1,667	–	1,667
Total Other Financial Instruments	1,069	1,667	–	2,736

^One security with a market value of $0.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and swap contracts are valued at the unrealized appreciation on the instrument.

SEI Institutional International Trust

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$113,836	$349,722	$(309,065)	$6	$7	$154,506	$279	$ —
SEI Daily Income Trust, Government Fund, Institutional Class	68,913	293,575	(328,741)	—	—	33,747	774	—
Totals	$182,749	$643,297	$(637,806)	$6	$7	$188,253	$1,053	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Market Equity Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.9%
Australia — 0.1%
Rio Tinto PLC	30,410	$2,060

Austria — 0.2%
Erste Group Bank AG	76,053	2,520

Brazil — 3.8%
Ambev SA *	538,200	1,525
Ambev SA ADR *	767,042	2,163
Arcos Dorados Holdings Inc, Cl A	302,072	2,329
B3 SA - Brasil Bolsa Balcao	612,206	1,247
Banco do Brasil SA	628,283	4,850
Banco Santander Brasil SA	746,000	3,954
BB Seguridade Participacoes SA	323,608	2,074
Cia Energetica de Minas Gerais ADR	394,546	884
Cia Siderurgica Nacional SA	492,200	1,499
CPFL Energia SA	616,295	3,853
Gerdau SA ADR	169,073	834
Hypera SA *	198,877	1,487
MercadoLibre Inc *	2,201	2,901
Multiplan Empreendimentos Imobiliarios SA *	546,700	2,651
Pagseguro Digital Ltd, Cl A *	134,355	1,151
Petro Rio SA *	258,300	1,591
Petroleo Brasileiro SA ADR *	245,416	2,560
Rumo SA	492,800	1,832
Sendas Distribuidora S/A *	2,063,800	6,317
SLC Agricola SA	71,097	639
Suzano SA	44,183	363
TIM SA/Brazil *	580,200	1,437
TIM SA/Brazil ADR *	27,709	343
TOTVS SA *	256,275	1,421
Vale SA	167,200	2,642

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vale SA ADR, Cl B	206,787	$3,263
Vibra Energia SA	100,459	288
WEG SA	93,153	744
		56,842

Canada — 0.2%
Ivanhoe Mines Ltd, Cl A *	103,590	934
Parex Resources Inc	110,400	2,051
		2,985

Chile — 0.4%
Banco de Chile	6,309,255	616
Banco Santander Chile ADR	16,764	299
Cencosud SA	357,172	694
Enel Chile SA	36,649,931	2,010
Sociedad Quimica y Minera de Chile SA ADR	33,326	2,701
		6,320

China — 20.5%
Agricultural Bank of China Ltd, Cl H	12,473,000	4,619
Airtac International Group	34,000	1,330
Alibaba Group Holding Ltd *	3,870,780	49,025
Aluminum Corp of China Ltd, Cl A	551,082	443
Anhui Conch Cement Co Ltd, Cl H	917,599	3,180
ANTA Sports Products Ltd	55,000	799
Autohome Inc ADR	94,417	3,160
Baidu Inc ADR *	30,555	4,611
Bank of China Ltd, Cl H	14,048,701	5,386
Bank of Communications Co Ltd, Cl H	4,675,707	2,941
Bank of Jiangsu Co Ltd, Cl A	734,392	751
Bank of Nanjing Co Ltd, Cl A	472,937	617
Bank of Ningbo Co Ltd, Cl A	816,200	3,242
Baoshan Iron & Steel Co Ltd, Cl A	382,904	348
BBMG Corp, Cl A	665,673	237
BeiGene Ltd ADR *	1,815	391
Bosideng International Holdings Ltd	4,968,486	2,772
BYD Co Ltd, Cl H	179,256	5,273
BYD Electronic International Co Ltd	127,000	395
China CITIC Bank Corp Ltd, Cl H	1,546,276	778
China Construction Bank Corp, Cl H	12,984,513	8,403
China Lesso Group Holdings Ltd	3,125,714	2,793
China Life Insurance Co Ltd, Cl H	339,000	556
China Longyuan Power Group Corp Ltd, Cl H	1,269,000	1,448
China Merchants Bank Co Ltd, Cl H	235,378	1,195
China Merchants Securities Co Ltd, Cl A	175,276	352
China National Building Material Co Ltd, Cl H	866,263	712
China Pacific Insurance Group Co Ltd, Cl H	341,737	906
China Petroleum & Chemical Corp, Cl H	7,422,981	4,380
China Shenhua Energy Co Ltd, Cl H	187,124	589
China Tourism Group Duty Free Corp Ltd, Cl A	125,700	3,356
Chongqing Brewery Co Ltd, Cl A	103,900	1,892
CITIC Securities Co Ltd, Cl A	663,500	1,981

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CMOC Group Ltd, Cl A	2,445,000	$2,129
Contemporary Amperex Technology Co Ltd, Cl A	4,515	267
Daqin Railway Co Ltd, Cl A	526,000	551
Dongfeng Motor Group Co Ltd, Cl H	3,584,000	1,684
ENN Energy Holdings Ltd	43,683	598
Focus Media Information Technology Co Ltd, Cl A	2,075,900	2,074
Gree Electric Appliances Inc of Zhuhai, Cl A	117,926	630
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	28,315	363
H World Group Ltd ADR *	6,166	302
Haier Smart Home Co Ltd, Cl A	986,261	3,253
Haier Smart Home Co Ltd, Cl H	2,052,659	6,427
Haitian International Holdings Ltd	92,000	239
Henan Shenhuo Coal & Power Co Ltd, Cl A	171,021	440
Hesai Group ADR *	14,029	217
Huaibei Mining Holdings Co Ltd, Cl A	161,100	318
Huayu Automotive Systems Co Ltd, Cl A	206,779	504
Industrial & Commercial Bank of China Ltd, Cl H	19,920,889	10,587
Inner Mongolia ERDOS Resources Co Ltd, Cl A	122,800	274
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd, Cl A	421,182	277
JD.com Inc ADR	61,473	2,698
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	1,805,792	1,959
Jiangxi Copper Co Ltd, Cl A	714,700	2,057
Jointown Pharmaceutical Group Co Ltd, Cl A	267,058	581
KE Holdings Inc ADR *	16,744	315
Kingsoft Corp Ltd	322,400	1,585
Kweichow Moutai Co Ltd, Cl A	15,800	4,174
LB Group Co Ltd, Cl A	614,500	1,809
Li Auto Inc ADR *(A)	53,043	1,323
Li Ning Co Ltd	441,636	3,473
Longfor Group Holdings Ltd	94,769	267
LONGi Green Energy Technology Co Ltd, Cl A *	434,500	2,557
Lufax Holding Ltd ADR	792,159	1,616
Luxi Chemical Group Co Ltd, Cl A	227,016	451
NARI Technology Co Ltd, Cl A	1,311,080	5,169
NetEase Inc ADR	18,659	1,650
PDD Holdings Inc ADR *	56,994	4,326
PetroChina Co Ltd, Cl H	2,811,728	1,661
PICC Property & Casualty Co Ltd, Cl H	7,609,207	7,762
Ping An Insurance Group Co of China Ltd, Cl A	1,231,414	8,158
Ping An Insurance Group Co of China Ltd, Cl H	1,958,429	12,669
Poly Developments and Holdings Group Co Ltd, Cl A	264,338	543

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Satellite Chemical Co Ltd, Cl A	125,497	$292
Shanghai Rural Commercial Bank Co Ltd, Cl A	349,477	293
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	130,600	416
Shenzhen Inovance Technology Co Ltd, Cl A	50,700	519
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	6,526	296
Shenzhen Overseas Chinese Town Co Ltd, Cl A *	414,700	291
Shenzhen Topband Co Ltd, Cl A	1,461,000	2,712
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	322,998	1,338
Sinopharm Group Co Ltd, Cl H	112,400	340
TAL Education Group ADR *	35,617	228
Tencent Holdings Ltd	860,346	42,044
Tencent Music Entertainment Group ADR *	67,249	557
Tongling Nonferrous Metals Group Co Ltd, Cl A	945,218	442
TravelSky Technology Ltd, Cl H	107,298	200
Trip.com Group Ltd ADR *	111,158	4,187
Tsingtao Brewery Co Ltd, Cl A	21,580	379
Tsingtao Brewery Co Ltd, Cl H	139,000	1,519
Uni-President China Holdings Ltd	445,726	450
Vipshop Holdings Ltd ADR *	593,888	9,015
Weichai Power Co Ltd, Cl A	469,273	862
Weichai Power Co Ltd, Cl H	984,000	1,579
Wingtech Technology Co Ltd, Cl A	257,600	2,076
Wuchan Zhongda Group Co Ltd, Cl A	654,800	462
Wuliangye Yibin Co Ltd, Cl A	10,700	306
Xianhe Co Ltd, Cl A	89,679	331
Yangzijiang Shipbuilding Holdings Ltd	282,604	256
Yifeng Pharmacy Chain Co Ltd, Cl A	527,917	4,451
Yum China Holdings Inc	26,524	1,681
Zhejiang Expressway Co Ltd, Cl H	1,436,000	1,143
Zhejiang HangKe Technology Inc Co, Cl A	221,592	1,452
Zhejiang Juhua Co Ltd, Cl A	524,206	1,348
Zhejiang Supor Co Ltd, Cl A	106,600	839
Zhongsheng Group Holdings Ltd	544,000	2,680
Zijin Mining Group Co Ltd, Cl H	234,000	390
ZTE Corp, Cl H	276,780	811
ZTO Express Cayman Inc ADR *	19,009	545
		303,528

Colombia — 0.0%
Bancolombia SA ADR, Cl R	23,634	594

Germany — 0.1%
AIXTRON SE	56,116	1,904

Greece — 0.6%
Alpha Services and Holdings SA *	3,759,125	4,595
Eurobank Ergasias Services and Holdings SA *	2,901,404	3,836

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hellenic Telecommunications Organization SA *	135	$2
National Bank of Greece SA *	149,718	727
		9,160

Hong Kong — 9.1%
3SBio Inc	497,592	495
ASMPT Ltd	134,092	1,330
BeiGene Ltd *	104,480	1,739
Beijing Enterprises Holdings Ltd	760,173	2,736
Budweiser Brewing Co APAC Ltd	1,457,600	4,436
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	9
China Cinda Asset Management Co Ltd, Cl H	673,414	85
China Everbright Bank Co Ltd, Cl H	4,647,900	1,410
China Feihe Ltd	2,671,374	2,002
China High Precision Automation Group Ltd *(B)	1,385,624	–
China Hongqiao Group Ltd	468,664	450
China International Capital Corp Ltd, Cl H	1,569,600	3,149
China Medical System Holdings Ltd	2,380,000	3,755
China Meidong Auto Holdings Ltd	1,018,000	2,196
China Mengniu Dairy Co Ltd	772,000	3,165
China Merchants Port Holdings Co Ltd	1,342,000	2,060
China Overseas Land & Investment Ltd	987,000	2,381
China Resources Beer Holdings Co Ltd	90,000	723
China Resources Land Ltd	3,795,881	17,286
China Tower Corp Ltd, Cl H	6,790,000	822
Chinasoft International Ltd	401,101	254
CITIC Ltd	532,197	622
CSPC Pharmaceutical Group Ltd	684,911	672
Fu Shou Yuan International Group Ltd	72,000	58
Galaxy Entertainment Group Ltd *	726,000	4,856
Geely Automobile Holdings Ltd	3,558,674	4,586
Guangzhou Automobile Group Co Ltd, Cl H	4,446,000	2,810
Haidilao International Holding Ltd	1,026,000	2,781
Hong Kong Exchanges & Clearing Ltd	68,500	3,036
Hua Hong Semiconductor Ltd *	467,000	2,071
JD Logistics Inc *	69,256	124
JD.com Inc, Cl A	206,995	4,520
Jiumaojiu International Holdings Ltd	1,262,000	3,000
JS Global Lifestyle Co Ltd *	140	–
Kingboard Holdings Ltd	180,454	555
Kuaishou Technology, Cl B *	88,500	680
Kunlun Energy Co Ltd	6,798,000	5,307
Lenovo Group Ltd	3,374,000	3,655
LK Technology Holdings Ltd (A)	1,037,500	1,289
Meituan, Cl B *	454,130	8,239
NetEase Inc	517,330	9,132
New Oriental Education & Technology Group Inc *	102,964	395
Nongfu Spring Co Ltd, Cl H	45,600	263
People's Insurance Co Group of China Ltd/The, Cl H	1,709,934	571

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pop Mart International Group Ltd (A)	587,600	$1,600
Postal Savings Bank of China Co Ltd, Cl H	151,413	90
Powerlong Real Estate Holdings Ltd *	713,392	123
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,764,569	2,820
Shenzhen International Holdings Ltd	17,532	15
Sino Biopharmaceutical Ltd	568,000	318
Topsports International Holdings Ltd	2,647,484	2,413
Trip.com Group Ltd *	34,050	1,283
Vinda International Holdings Ltd	521,000	1,257
WH Group Ltd	746,338	445
Wuxi Biologics Cayman Inc *	146,319	902
Xiaomi Corp, Cl B *	431,992	665
Xinyi Glass Holdings Ltd	214,000	383
Xinyi Solar Holdings Ltd	4,028,458	4,829
Yadea Group Holdings Ltd	2,712,000	6,986
Yuexiu Property Co Ltd	398,165	602
		134,436

Hungary — 1.1%
MOL Hungarian Oil & Gas PLC	576,568	4,223
OTP Bank Nyrt	182,918	5,216
Richter Gedeon Nyrt	311,110	6,509
		15,948

India — 11.0%
Apollo Hospitals Enterprise Ltd	55,559	2,922
Apollo Tyres Ltd	665,616	2,598
Aptus Value Housing Finance India Ltd	595,263	1,761
Ashok Leyland Ltd	1,466,568	2,496
Asian Paints Ltd	10,784	363
Axis Bank Ltd	90,141	944
Bajaj Auto Ltd	9,956	471
Bajaj Finance Ltd	8,667	595
Bajaj Finserv Ltd	18,269	283
Best Agrolife Ltd	57,550	722
Bharat Electronics Ltd	2,027,467	2,413
Bharti Airtel Ltd	364,467	3,324
Bosch Ltd	630	149
Britannia Industries Ltd	5,308	280
Cartrade Tech Ltd *	22,711	108
Cholamandalam Investment and Finance Co Ltd	32,698	304
Coal India Ltd	291,642	760
Coromandel International Ltd	39,593	425
DLF Ltd	165,880	723
Dr Reddy's Laboratories Ltd ADR	12,928	736
EPL Ltd	739,635	1,464
Exide Industries Ltd *	95,977	208
GAIL India Ltd	609,348	782
GMM Pfaudler Ltd	94,241	1,683
Grasim Industries Ltd	19,406	386
HCL Technologies Ltd	656,080	8,710

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HDFC Bank Ltd	395,171	$7,773
Hero MotoCorp Ltd	90,418	2,589
Hindalco Industries Ltd	67,089	333
Hindustan Aeronautics Ltd	15,079	502
Hindustan Unilever Ltd	40,827	1,275
Housing Development Finance Corp Ltd	359,199	11,519
ICICI Bank Ltd	922,584	9,859
ICICI Bank Ltd ADR	537,891	11,608
Indraprastha Gas Ltd	98,127	513
Indus Towers Ltd	130,438	227
IndusInd Bank Ltd	257,073	3,354
Infosys Ltd	258,614	4,521
Infosys Ltd ADR	247,329	4,314
IRB Infrastructure Developers Ltd	8,046,156	2,470
ITC Ltd	239,588	1,121
JB Chemicals & Pharmaceuticals Ltd	69,445	1,672
Jindal Steel & Power Ltd	91,654	612
Kotak Mahindra Bank Ltd	20,497	433
KPIT Technologies Ltd	290,143	3,282
Larsen & Toubro Ltd	38,474	1,016
Life Insurance Corp of India	42,620	277
Mahindra & Mahindra Financial Services Ltd	639,867	1,810
Mahindra & Mahindra Ltd	59,073	835
Maruti Suzuki India Ltd	21,074	2,131
Motherson Sumi Wiring India Ltd	698,785	411
NTPC Ltd	411,006	877
Oil & Natural Gas Corp Ltd	3,586,742	6,610
Petronet LNG Ltd	1,216,005	3,392
Power Finance Corp Ltd	369,119	683
Power Grid Corp of India Ltd	1,606,343	4,422
PVR Ltd *	47,035	880
Rainbow Children's Medicare Ltd	156,040	1,391
Redington Ltd	213,332	434
Reliance Industries Ltd	447,173	12,715
SBI Life Insurance Co Ltd	22,201	298
State Bank of India	527,355	3,371
Sun Pharmaceutical Industries Ltd	187,285	2,244
Syrma SGS Technology Ltd *	63,728	204
Tata Consultancy Services Ltd	137,985	5,409
Tata Steel Ltd	546,192	698
Torrent Pharmaceuticals Ltd	117,849	2,207
UltraTech Cement Ltd	6,453	600
United Breweries Ltd	14,640	254
UPL Ltd	383,140	3,352
Vedanta Ltd	156,931	526
WNS Holdings Ltd ADR *	22,544	2,100
		162,734

Indonesia — 1.9%
Adaro Energy Indonesia Tbk PT	1,258,809	244
Aneka Tambang Tbk	18,659,400	2,605
Astra International Tbk PT	1,762,352	706

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Central Asia Tbk PT	4,921,926	$2,879
Bank Mandiri Persero Tbk PT	1,333,752	919
Bank Negara Indonesia Persero Tbk PT	5,517,018	3,452
Bank Rakyat Indonesia Persero Tbk PT	43,561,409	13,803
Indofood Sukses Makmur Tbk PT	191,585	79
Kalbe Farma Tbk PT	3,825,565	536
Merdeka Copper Gold Tbk PT *	7,896,677	2,211
Telkom Indonesia Persero Tbk PT	4,182,689	1,136
United Tractors Tbk PT	171,899	334
		28,904

Kuwait — 0.3%
Agility Public Warehousing Co KSC	1,051,791	2,129
Kuwait Finance House KSCP	182,522	491
National Bank of Kuwait SAKP	337,863	1,163
		3,783

Malaysia — 0.8%
AMMB Holdings Bhd	740,060	631
CIMB Group Holdings Bhd	3,153,702	3,801
Gamuda Bhd	1,411,100	1,307
Genting Bhd	281,500	298
Hong Leong Bank Bhd	95,255	437
Kuala Lumpur Kepong Bhd	194,000	916
Malayan Banking Bhd	1,528,800	2,971
Public Bank Bhd	493,107	447
Sime Darby Bhd	525,803	256
Sime Darby Plantation Bhd	210,024	204
		11,268

Mexico — 2.7%
Alfa SAB de CV, Cl A	804,516	510
America Movil SAB de CV ADR *	80,015	1,684
Arca Continental SAB de CV	68,201	617
Banco del Bajio SA	64,593	235
Cemex SAB de CV ADR *	650,563	3,598
Coca-Cola Femsa SAB de CV	67,700	543
Fibra Uno Administracion SA de CV ‡	352,224	492
Fomento Economico Mexicano SAB de CV ADR	13,009	1,238
Gruma SAB de CV, Cl B	61,850	914
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	200,900	2,239
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	107,635	2,096
Grupo Aeroportuario del Sureste SAB de CV, Cl B	34,364	1,049
Grupo Bimbo SAB de CV, Ser A	60,944	306
Grupo Financiero Banorte SAB de CV, Cl O	1,881,697	15,812
Grupo Mexico SAB de CV, Ser B	693,495	3,274
Orbia Advance Corp SAB de CV	389,456	845
Ternium SA ADR	7,115	294
Wal-Mart de Mexico SAB de CV	1,103,257	4,399
		40,145

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Panama — 0.2%
Copa Holdings SA, Cl A	30,109	$2,781

Peru — 0.2%
Credicorp Ltd	26,460	3,503

Philippines — 0.5%
BDO Unibank Inc	2,342,811	5,556
International Container Terminal Services Inc	111,915	439
SM Investments Corp	118,830	1,951
		7,946

Poland — 0.8%
Dino Polska SA *	53,879	4,891
KGHM Polska Miedz SA	133,800	3,797
PGE Polska Grupa Energetyczna SA *	93,064	136
Polski Koncern Naftowy ORLEN SA	149,650	2,023
Powszechna Kasa Oszczednosci Bank Polski SA	38,616	256
Powszechny Zaklad Ubezpieczen SA	36,608	298
		11,401

Qatar — 0.2%
Commercial Bank PSQC/The	329,639	526
Ooredoo QPSC	148,479	383
Qatar Islamic Bank SAQ	134,279	656
Qatar National Bank QPSC	151,106	667
		2,232

Russia — 0.0%
Alrosa PJSC *(B)	605,728	–
Gazprom PJSC	279,264	–
Gazprom PJSC ADR *	35,029	–
LUKOIL PJSC	109,206	–
Magnit PJSC GDR *	83,607	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (B)	230,389	–
Sberbank of Russia PJSC	417,388	–
Sberbank of Russia PJSC ADR *	58,444	–
Surgutneftegas PJSC ADR *(A)	501,658	–
		–
Saudi Arabia — 1.8%
Al Rajhi Bank	64,309	1,259
Arabian Drilling Co *	40,661	1,655
Bank Al-Jazira	120,888	585
Banque Saudi Fransi	150,928	1,456
Bupa Arabia for Cooperative Insurance Co	7,425	344
Dr Sulaiman Al Habib Medical Services Group Co	4,963	385
Elm Co	6,476	762
Etihad Etisalat Co	248,891	2,735
Jarir Marketing Co	14,053	610
Riyad Bank	63,475	502

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SABIC Agri-Nutrients Co	76,643	$2,601
Sahara International Petrochemical Co	32,481	328
Saudi Arabian Oil Co	482,964	4,156
Saudi Basic Industries Corp	23,928	576
Saudi British Bank/The	50,895	478
Saudi Electricity Co	125,866	783
Saudi National Bank/The	470,846	5,751
Saudi Telecom Co	213,091	2,274
		27,240

Singapore — 0.2%
Sea Ltd ADR *	32,483	2,811

South Africa — 4.3%
Absa Group Ltd	329,899	3,380
African Rainbow Minerals Ltd (A)	28,717	373
Anglo American PLC	155,723	5,150
Bid Corp Ltd	164,044	3,684
Bidvest Group Ltd/The	250,667	3,580
Exxaro Resources Ltd	21,261	224
FirstRand Ltd (A)	539,082	1,834
Gold Fields Ltd	54,888	733
Gold Fields Ltd ADR	367,252	4,892
Growthpoint Properties Ltd ‡	2,389,685	1,759
Impala Platinum Holdings Ltd (A)	87,736	810
Kumba Iron Ore Ltd	46,150	1,170
Mr Price Group Ltd	230,129	1,870
MTN Group Ltd	98,423	707
Naspers Ltd, Cl N	127,602	23,683
Nedbank Group Ltd	384,950	4,705
Sanlam Ltd	383,779	1,219
Shoprite Holdings Ltd	34,455	432
Sibanye Stillwater Ltd (A)	687,126	1,419
Standard Bank Group Ltd	63,838	622
Vodacom Group Ltd	123,160	847
Woolworths Holdings Ltd/South Africa	201,764	727
		63,820

South Korea — 13.1%
Amorepacific Corp	3,075	325
BGF retail Co Ltd	16,635	2,317
Celltrion Inc	5,695	658
Cheil Worldwide Inc	130,304	1,867
CJ CheilJedang Corp	18,190	4,557
CJ Corp	16,609	1,331
Coway Co Ltd	74,885	3,022
DB HiTek Co Ltd	14,187	795
DB Insurance Co Ltd	10,692	615
Doosan Bobcat Inc	22,194	746
GS Holdings Corp	16,037	498
HAESUNG DS Co Ltd	5,381	220
Hana Financial Group Inc	441,541	13,829
Hankook Tire & Technology Co Ltd	86,952	2,326
Hanmi Pharm Co Ltd	712	140

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HD Hyundai Co Ltd	8,741	$391
HPSP Co Ltd (A)	67,975	1,318
Hyundai Glovis Co Ltd	4,512	551
Hyundai Marine & Fire Insurance Co Ltd	18,927	491
Hyundai Mobis Co Ltd	2,948	490
Hyundai Motor Co	6,398	910
Hyundai Steel Co	15,896	425
Industrial Bank of Korea	77,564	603
Kakao Corp	13,631	646
KB Financial Group Inc	7,761	283
Kia Corp	216,959	13,540
Korea Aerospace Industries Ltd	9,255	338
Korean Air Lines Co Ltd	14,991	268
KT&G Corp	9,227	593
Kumho Petrochemical Co Ltd	26,197	2,898
L&F Co Ltd	8,685	2,106
LG Chem Ltd	22,592	12,407
LG Corp	14,002	892
LG Electronics Inc	73,518	6,561
LG Energy Solution Ltd *	1,225	552
LG Uplus Corp	648,942	5,407
Lotte Shopping Co Ltd	2,885	182
NAVER Corp *	2,281	357
NCSoft Corp	12,636	3,621
NH Investment & Securities Co Ltd	296,001	2,007
NongShim Co Ltd	578	168
Orion Corp/Republic of Korea	69,163	7,259
Pan Ocean Co Ltd	109,874	493
POSCO Holdings Inc	16,913	4,785
Samsung Biologics Co Ltd *	495	300
Samsung C&T Corp	7,530	627
Samsung Electro-Mechanics Co Ltd	2,660	314
Samsung Electronics Co Ltd	1,348,499	66,685
Samsung SDI Co Ltd	8,881	5,045
Samsung SDS Co Ltd	4,565	408
Shinhan Financial Group Co Ltd	21,758	591
SK Hynix Inc	148,585	10,168
SK Telecom Co Ltd	59,685	2,214
Soulbrain Co Ltd	6,247	1,138
Sungeel Hitech Co Ltd *(A)	10,385	1,285
Woori Financial Group Inc	85,699	754
Youngone Corp	10,516	370
		193,687

Switzerland — 0.1%
Cie Financiere Richemont SA	108,259	1,730

Taiwan — 14.9%
Accton Technology Corp	132,200	1,389
Alchip Technologies Ltd	41,000	1,679
ASE Technology Holding Co Ltd	355,608	1,320
ASPEED Technology Inc	31,189	2,722
AUO Corp	503,000	306

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Catcher Technology Co Ltd	153,677	$961
Cathay Financial Holding Co Ltd	226,000	311
Chailease Holding Co Ltd	422,780	3,109
China Development Financial Holding Corp	1,810,000	749
Chroma ATE Inc	286,000	1,672
Chunghwa Telecom Co Ltd	979,426	3,850
Compal Electronics Inc	790,000	656
CTBC Financial Holding Co Ltd	13,593,817	9,789
Delta Electronics Inc	820,000	8,136
E Ink Holdings Inc	221,000	1,349
Far Eastern New Century	511,000	526
Feng TAY Enterprise Co Ltd	35,000	223
First Financial Holding Co Ltd	587,000	511
Formosa Plastics Corp	296,501	895
Foxconn Technology Co Ltd	110,000	202
Fubon Financial Holding Co Ltd	2,126,857	3,958
Globalwafers Co Ltd	36,000	615
Gudeng Precision Industrial Co Ltd	117,000	1,444
Hiwin Technologies Corp	360,119	2,971
Hon Hai Precision Industry Co Ltd	575,631	1,970
Hua Nan Financial Holdings Co Ltd	332,000	244
Innolux Corp	632,000	303
Keystone Microtech Corp	5,000	34
Largan Precision Co Ltd	11,207	804
Lite-On Technology Corp	160,887	387
Macronix International Co Ltd *	3,998,000	4,622
Makalot Industrial Co Ltd	64,000	456
MediaTek Inc	192,339	4,987
Mega Financial Holding Co Ltd	169,000	183
Micro-Star International Co Ltd	1,245,000	5,918
momo.com Inc	98,000	2,920
Nan Ya Plastics Corp	351,209	895
Nan Ya Printed Circuit Board Corp	230,000	2,156
Nanya Technology Corp	217,000	476
Nien Made Enterprise Co Ltd	178,000	1,917
Novatek Microelectronics Corp	68,000	966
Parade Technologies Ltd	54,000	1,870
Pegatron Corp	280,673	644
Pou Chen Corp	496,429	510
President Chain Store Corp	37,471	332
Radiant Opto-Electronics Corp	147,169	536
Realtek Semiconductor Corp	23,000	294
Shanghai Commercial & Savings Bank Ltd/The	219,133	338
SinoPac Financial Holdings Co Ltd	1,814,048	992
Taishin Financial Holding Co Ltd	565,000	309
Taiwan Semiconductor Manufacturing Co Ltd	5,141,465	90,102
Taiwan Semiconductor Manufacturing Co Ltd ADR	146,043	13,585
Tong Hsing Electronic Industries Ltd	106,381	697
Unimicron Technology Corp	665,000	3,243

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Uni-President Enterprises Corp	3,584,875	$8,475
United Microelectronics Corp	4,355,884	7,623
Win Semiconductors Corp	259,000	1,561
Wiwynn Corp	203,000	7,532
Yageo Corp	132,388	2,308
Yuanta Financial Holding Co Ltd	452,000	332
Zhen Ding Technology Holding Ltd	187,712	706
		220,570

Thailand — 2.4%
Bangkok Bank PCL	591,500	2,624
Bangkok Dusit Medical Services PCL NVDR	899,616	777
Bumrungrad Hospital PCL NVDR	85,163	563
Central Pattana PCL	1,184,400	2,385
Charoen Pokphand Foods PCL	3,468,900	2,151
Charoen Pokphand Foods PCL NVDR	720,557	447
Chularat Hospital PCL NVDR	3,712,403	393
CP ALL PCL NVDR	170,200	309
Gulf Energy Development PCL NVDR	159,517	246
Home Product Center PCL	13,550,354	5,721
Indorama Ventures PCL NVDR	55,553	56
Kasikornbank PCL NVDR	1,628,900	6,319
Kiatnakin Phatra Bank PCL NVDR (A)	155,939	289
Krung Thai Bank PCL NVDR	1,494,237	722
Land & Houses PCL NVDR	2,011,934	580
PTT Exploration & Production PCL	952,400	4,185
PTT Exploration & Production PCL NVDR	60,260	265
PTT PCL NVDR	6,743,600	6,223
Supalai PCL NVDR	660,915	429
Thai Beverage PCL	876,200	416
Thanachart Capital PCL NVDR	591,689	793
		35,893

Turkey — 0.5%
BIM Birlesik Magazalar AS	400,734	3,104
Haci Omer Sabanci Holding AS	150,177	310
KOC Holding AS	452,408	1,803
Tofas Turk Otomobil Fabrikasi AS	45,433	442
Turk Hava Yollari AO *	78,921	487
Turkcell Iletisim Hizmetleri AS (A)	727,725	1,213
Turkiye Petrol Rafinerileri AS	8,664	239
		7,598

United Arab Emirates — 1.4%
Abu Dhabi Islamic Bank PJSC	256,334	697
Adnoc Gas PLC *	2,585,721	2,112
Americana Restaurants International PLC	1,809,185	1,947
Borouge PLC	241,961	170
Dubai Islamic Bank PJSC	3,718,233	5,295
Emaar Properties PJSC	5,710,071	8,707
Emirates NBD Bank PJSC	169,855	608
Emirates Telecommunications Group Co PJSC	81,939	492

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
First Abu Dhabi Bank PJSC		79,876	$280
			20,308

United Kingdom — 0.1%
Network International Holdings PLC *		429,937	1,301

United States — 0.0%
JBS S/A		166,515	585

Vietnam — 0.4%
Hoa Phat Group JSC		538,217	479
Vincom Retail JSC *		655,545	829
Vinhomes JSC		2,438,600	5,358
			6,666

Total Common Stock
(Cost $1,243,937) ($ Thousands)			1,393,203

PREFERRED STOCK — 2.8%
Brazil — 1.7%
Cia Energetica de Minas Gerais (C)		1,213,339	2,745
Itau Unibanco Holding SA (C)		946,306	4,638
Itau Unibanco Holding SA ADR *(C)		1,932,997	9,413
Itausa SA *(C)		272,487	442
Petroleo Brasileiro SA ADR, Cl A (C)		679,912	6,310
Petroleo Brasileiro SA (C)		486,563	2,245
			25,793

South Korea — 1.1%
Hyundai Motor Co (C)		69,066	5,064
LG Chem Ltd (C)		11,840	2,837
LG Electronics Inc (C)		29,217	1,098
Samsung Electronics Co Ltd (C)		162,739	6,772
			15,771

Total Preferred Stock
(Cost $46,246) ($ Thousands)			41,564

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
0.000% (D)(E)	BRL	8	–

Total Debenture Bond
(Cost $—) ($ Thousands)			–

SEI Institutional International Trust

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, LP
4.740% **†(F)	11,528,004	$11,536

Total Affiliated Partnership
(Cost $11,529) ($ Thousands)		11,536

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.570%**†	22,113,049	22,113

Total Cash Equivalent
(Cost $22,113) ($ Thousands)		22,113

Total Investments in Securities — 99.0%
(Cost $1,323,825) ($ Thousands)		$1,468,416

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	468	Jun-2023	$22,546	$23,295	$749

Percentages are based on Net Assets of $1,483,228 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 9).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2023 was $11,536 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,393,203	–	–	^	1,393,203
Preferred Stock	41,564	–	–		41,564
Debenture Bond	–	–	–		–
Affiliated Partnership	–	11,536	–		11,536
Cash Equivalent	22,113	–	–		22,113
Total Investments in Securities	1,456,880	11,536	–		1,468,416

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	749	–	–	749
Total Other Financial Instruments	749	–	–	749

^One security with market value of $0. (1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Market Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$8,462	$133,305	$(130,239)	$1	$7	$11,536	$75	$—
SEI Daily Income Trust, Government Fund, Institutional Class	19,914	104,081	(101,882)	—	—	22,113	262	—
Totals	$28,376	$237,386	$(232,121)	$1	$7	$33,649	$337	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.9%
Australia — 2.4%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$504
Australia Government Bond
4.750%, 04/21/2027		1,070	765
4.500%, 04/21/2033		2,313	1,706
3.750%, 04/21/2037		393	269
3.250%, 04/21/2025		843	568
3.000%, 03/21/2047		1,125	659
2.750%, 11/21/2027		855	566
2.750%, 05/21/2041		1,042	608
2.500%, 05/21/2030		1,401	897
2.250%, 05/21/2028		33	21
1.750%, 06/21/2051		1,371	592
0.500%, 09/21/2026		2,364	1,456
Commonwealth Bank of Australia
0.125%, 10/15/2029	EUR	270	237
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	395
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	120
National Australia Bank
5.000%, 03/11/2024	AUD	750	506
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	218
New South Wales Treasury
2.000%, 03/08/2033	AUD	1,215	676
Westpac Banking MTN
1.250%, 01/14/2033	EUR	310	275
			11,038

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Austria — 0.9%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037	EUR	561	$681
2.400%, 05/23/2034		110	113
2.100%, 09/20/2117		50	40
1.850%, 05/23/2049		545	464
0.850%, 06/30/2120		87	40
0.750%, 10/20/2026		865	879
0.023%, 02/20/2031		730	633
0.000%, 04/20/2025 (B)		647	663
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		663	820
			4,333

Belgium — 1.2%
Ageas
1.875%, 11/24/2051 (C)		200	155
Anheuser-Busch InBev MTN
9.750%, 07/30/2024	GBP	250	327
Azelis Finance
5.750%, 03/15/2028 (A)	EUR	170	187
KBC Group
5.796%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.100%, 01/19/2029 (A)(C)		$202	203
4.250%, EUR Swap Annual 5 Yr + 3.594% (C)(D)	EUR	200	183
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	576
3.750%, 06/22/2045		419	485
3.000%, 06/22/2034 (A)		580	625
1.700%, 06/22/2050 (A)		250	194
1.600%, 06/22/2047 (A)		351	273
1.400%, 06/22/2053 (A)		315	218
1.000%, 06/22/2026 (A)		370	381
1.000%, 06/22/2031 (A)		490	462
0.350%, 06/22/2032 (A)		636	549
0.007%, 10/22/2031 (A)		266	227
0.000%, 10/22/2027 (A)(B)		459	442
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	82
			5,569

Brazil — 0.0%
OEC Finance
7.125%, 12/26/2046		$185	7
4.375%, 10/25/2029		115	4
			11

Canada — 6.9%
Bank of Nova Scotia
0.010%, 03/18/2025	EUR	326	331

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bell Telephone of Canada or Bell Canada MTN
4.700%, 09/11/2023	CAD	80	$59
3.000%, 03/17/2031		651	426
Canada Housing Trust No. 1
2.250%, 12/15/2025 (A)		1,325	944
Canadian Government Bond
5.750%, 06/01/2033		621	571
3.500%, 12/01/2045		218	172
2.750%, 12/01/2048		400	279
2.750%, 12/01/2048		19	13
2.500%, 06/01/2024		1,270	922
2.250%, 06/01/2029		3,486	2,486
1.500%, 06/01/2026		6,646	4,661
1.500%, 06/01/2031		268	178
1.000%, 06/01/2027		1,375	937
0.500%, 12/01/2030		1,028	637
Canadian Pacific Railway
1.350%, 12/02/2024		$805	758
Canadian When Issued Government Bond
2.750%, 09/01/2027	CAD	881	642
2.000%, 12/01/2051		501	296
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,059
CPPIB Capital MTN
0.250%, 04/06/2027		1,765	1,703
Enbridge Pipelines MTN
2.820%, 05/12/2031	CAD	400	256
OMERS Finance Trust
3.500%, 04/19/2032 (A)		$555	521
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		1,914	1,630
1.850%, 05/03/2032 (A)	EUR	444	420
0.500%, 05/06/2025		1,066	1,087
Province of Alberta Canada
0.500%, 04/16/2025		400	411
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,191
2.750%, 06/18/2052		835	484
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,077
4.650%, 06/02/2041		540	427
2.800%, 06/02/2048		2,200	1,300
2.400%, 06/02/2026		585	417
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	2,480
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	638
3.500%, 12/01/2048		520	348
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	377

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Royal Bank of Canada
2.949%, 05/01/2023	CAD	1,300	$959
Royal Bank of Canada MTN
1.125%, 12/15/2025	GBP	230	256
TELUS
5.250%, 11/15/2032	CAD	482	363
Toronto-Dominion Bank
5.103%, 01/09/2026		$250	252
TransCanada PipeLines
5.330%, 05/12/2032	CAD	241	181
			32,149

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (E)		$311	–

China — 10.5%
Agricultural Development Bank of China
3.740%, 07/12/2029	CNY	8,500	1,289
China Development Bank
4.880%, 02/09/2028		10,600	1,678
3.700%, 10/20/2030		9,430	1,433
3.660%, 03/01/2031		4,680	710
3.650%, 05/21/2029		18,120	2,734
3.480%, 01/08/2029		23,680	3,539
3.400%, 01/08/2028		7,190	1,069
3.390%, 07/10/2027		16,630	2,467
3.230%, 01/10/2025		11,360	1,672
3.120%, 09/13/2031		9,540	1,396
China Government Bond
3.810%, 09/14/2050		19,820	3,176
3.720%, 04/12/2051		37,650	5,921
3.530%, 10/18/2051		1,480	226
2.850%, 06/04/2027		10,790	1,581
2.750%, 02/17/2032		16,390	2,361
2.640%, 01/15/2028		11,680	1,696
2.620%, 09/25/2029		37,340	5,365
2.600%, 09/01/2032		10,500	1,492
2.370%, 01/20/2027		10,830	1,561
2.180%, 06/25/2024		17,530	2,546
2.180%, 08/25/2025		26,340	3,804
Export-Import Bank of China
3.180%, 03/11/2032		4,450	655
Prosus NV MTN
2.031%, 08/03/2032	EUR	245	190
1.985%, 07/13/2033 (A)		320	239
			48,800

Colombia — 1.0%
Colombian TES
10.000%, 07/24/2024	COP	2,757,800	586
9.250%, 05/28/2042		828,200	140
7.750%, 09/18/2030		5,638,800	986

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 08/26/2026	COP	1,565,300	$302
7.250%, 10/18/2034		3,974,900	610
7.000%, 03/26/2031		1,906,700	314
7.000%, 06/30/2032		3,506,900	556
6.250%, 07/09/2036		481,100	65
6.000%, 04/28/2028		2,966,000	509
5.750%, 11/03/2027		1,919,300	333
			4,401

Czech Republic — 0.2%
Czech Republic Government Bond
2.500%, 08/25/2028	CZK	14,630	603
1.200%, 03/13/2031		8,010	285
			888

Denmark — 0.2%
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,040	371
0.000%, 11/15/2031 (B)		2,049	241
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	176
			788

Finland — 0.4%
Finland Government Bond (A)
2.625%, 07/04/2042		139	142
0.875%, 09/15/2025		355	368
0.125%, 09/15/2031		610	528
0.125%, 04/15/2052		135	69
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388% (C)(D)		$200	185
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	477
			1,769

France — 5.4%
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340% (C)(D)		$240	179
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(C)		360	300
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	574
BNP Paribas Home Loan SFH
0.375%, 05/07/2025	EUR	400	408
BPCE
1.000%, 01/20/2026 (A)		$950	847
BPCE MTN
2.000%, 06/05/2025	AUD	440	275
Caisse d'Amortissement de la Dette Sociale MTN
1.750%, 11/25/2027	EUR	500	514

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028	EUR	100	$107
0.500%, 01/19/2026		500	503
Cie de Financement Foncier
0.375%, 12/11/2024		300	310
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	491
CNP Assurances MTN
2.500%, 06/30/2051 (C)	EUR	200	175
Credit Agricole Assurances
4.750%, 09/27/2048 (C)		200	207
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	281
0.500%, 02/19/2026		300	301
0.250%, 02/23/2024		700	740
Dexia Credit Local MTN
0.625%, 02/03/2024		200	212
0.500%, 01/17/2025		300	310
0.000%, 05/29/2024 (B)		1,200	1,253
Electricite de France
5.625%, USD Swap Semi 30/360 10 Yr Curr + 3.041% (A)(C)(D)		$200	193
Electricite de France MTN
5.375%, EUR Swap Annual 12 Yr + 3.794% (C)(D)	EUR	200	207
4.000%, 11/12/2025		350	384
French Republic Government Bond OAT
5.750%, 10/25/2032		271	367
4.500%, 04/25/2041		389	498
4.000%, 04/25/2055 (A)		139	173
2.500%, 05/25/2030		135	145
2.000%, 11/25/2032		857	867
1.750%, 06/25/2039 (A)		256	231
1.750%, 05/25/2066 (A)		84	62
1.500%, 05/25/2050 (A)		1,786	1,349
1.250%, 05/25/2036 (A)		240	210
1.000%, 05/25/2027		4,748	4,823
0.750%, 05/25/2052		202	120
0.750%, 05/25/2053 (A)		691	398
0.500%, 05/25/2040 (A)		696	492
0.500%, 06/25/2044 (A)		1,230	795
0.000%, 02/25/2027 (B)		2,107	2,066
0.000%, 11/25/2029 (B)		504	460
SNCF Reseau MTN
4.250%, 10/07/2026		200	225
2.250%, 12/20/2047		300	250
2.000%, 02/05/2048		300	234
1.125%, 05/19/2027		300	302
1.125%, 05/25/2030		200	190
Societe Nationale SNCF
1.000%, 05/25/2040		700	498

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TotalEnergies MTN
1.625% (C)(D)	EUR	270	$242
TotalEnergies Capital International MTN
2.500%, 03/25/2026		400	426
Veolia Environnement
1.625% (C)(D)		300	284
Westfield America Management
2.625%, 03/30/2029	GBP	155	152
2.125%, 03/30/2025		210	239
			24,869

Germany — 4.0%
Bundesobligation
0.000%, 10/09/2026 (B)	EUR	3,135	3,130
Bundesrepublik Deutschland Bundesanleihe
3.250%, 07/04/2042		840	1,024
1.250%, 08/15/2048		1,335	1,157
0.000%, 05/15/2035 (B)		547	447
0.000%, 05/15/2036 (B)		1,061	842
Deutsche Bank MTN
1.000%, 11/19/2025 (C)		400	401
Deutsche Bank NY
7.079%, U.S. SOFR + 3.650%, 02/10/2034 (C)		$245	227
Deutsche Telekom MTN
1.750%, 12/09/2049	EUR	100	71
E.ON MTN
0.000%, 12/18/2023 (B)		550	584
HOCHTIEF MTN
1.750%, 07/03/2025		400	417
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	2,284
0.500%, 09/15/2027	EUR	510	499
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	2,600	2,884
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	222
0.000%, 12/13/2028 (B)		1,085	999
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	293
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		775	707
State of North Rhine-Westphalia Germany MTN
2.000%, 06/15/2032	EUR	515	516
Volkswagen Bank GmbH MTN
1.875%, 01/31/2024		400	427
Volkswagen Financial Services MTN
0.875%, 01/31/2028		150	140
Volkswagen International Finance
3.875% (C)(D)		300	279

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024	EUR	520	$551
ZF Europe Finance BV
2.000%, 02/23/2026		200	197
			18,298

Hungary — 0.2%
Hungary Government Bond
4.750%, 11/24/2032	HUF	65,060	141
4.500%, 03/23/2028		101,260	234
1.500%, 08/23/2023		183,970	497
			872

Indonesia — 1.4%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	566
8.375%, 03/15/2034		31,922,000	2,356
7.500%, 06/15/2035		2,199,000	153
7.375%, 05/15/2048		13,040,000	893
7.000%, 09/15/2030		11,991,000	817
6.500%, 06/15/2025		2,225,000	149
6.500%, 02/15/2031		17,235,000	1,141
5.500%, 04/15/2026		5,153,000	335
			6,410

Ireland — 0.6%
AerCap Ireland Capital DAC
1.150%, 10/29/2023		$1,000	970
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (A)(C)		250	256
Ireland Government Bond
1.500%, 05/15/2050	EUR	250	188
1.100%, 05/15/2029		670	665
1.000%, 05/15/2026		285	294
0.113%, 10/18/2031		304	262
			2,635

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	675	224
2.000%, 03/31/2027		925	240
1.000%, 03/31/2030		593	137
			601

Italy — 5.2%
Enel
2.250% (C)(D)	EUR	322	299
Eni
3.375% (C)(D)		135	122
Intesa Sanpaolo MTN
0.750%, 12/04/2024		350	361
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,065	1,246
4.000%, 04/30/2035 (A)		2,330	2,472

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.500%, 03/01/2030 (A)	EUR	527	$564
3.100%, 03/01/2040 (A)		292	270
3.000%, 08/01/2029		853	891
2.800%, 12/01/2028		123	128
2.800%, 03/01/2067 (A)		292	222
2.700%, 03/01/2047 (A)		55	46
2.500%, 12/01/2032		355	340
2.450%, 09/01/2033 (A)		552	517
2.150%, 03/01/2072 (A)		76	48
2.000%, 02/01/2028		1,046	1,060
1.800%, 03/01/2041 (A)		247	185
1.750%, 05/30/2024		1,930	2,060
1.700%, 09/01/2051 (A)		507	323
1.500%, 04/30/2045 (A)		1,034	679
1.450%, 03/01/2036 (A)		529	420
1.100%, 04/01/2027		82	81
0.950%, 12/01/2031 (A)		2,340	1,993
0.950%, 06/01/2032		1,166	977
0.500%, 07/15/2028		2,352	2,178
0.019%, 04/01/2026		3,907	3,840
0.000%, 04/15/2024 (B)		1,429	1,503
Reno de Medici SPA
8.207%, Euribor 3 Month + 5.250%, 12/14/2026 (A)(C)		200	209
Societa Cattolica Di Assicurazione SPA
4.250%, 12/14/2047 (C)		200	204
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (A)(C)		$305	239
UniCredit MTN
1.250%, 06/16/2026 (C)	EUR	460	468
			23,945

Japan — 16.4%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,436
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,166
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027		720	688
Japan Government Five Year Bond
0.300%, 12/20/2027	JPY	129,350	982
Japan Government Forty Year Bond
0.400%, 03/20/2056		485,750	2,769
Japan Government Ten Year Bond
0.500%, 09/20/2024		1,179,400	8,938
0.400%, 06/20/2025		78,100	593
0.100%, 12/20/2026		894,850	6,748
0.100%, 09/20/2027		458,350	3,449
0.100%, 12/20/2030		170,650	1,264

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Japan Government Thirty Year Bond
2.300%, 03/20/2040	JPY	322,850	$2,951
0.800%, 09/20/2047		491,400	3,404
0.400%, 12/20/2049		266,700	1,623
0.300%, 06/20/2046		74,600	466
0.300%, 06/20/2046		27,600	172
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		109,400	1,011
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		373,850	3,414
Japan Government Thirty Year Bond, Ser 33
2.000%, 09/20/2040		416,300	3,654
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		289,200	2,544
Japan Government Thirty Year Bond, Ser 37
1.900%, 09/20/2042		36,550	317
Japan Government Thirty Year Bond, Ser 38
1.800%, 03/20/2043		158,250	1,350
Japan Government Twenty Year Bond
1.800%, 09/20/2031		316,950	2,675
1.700%, 06/20/2033		795,900	6,726
1.400%, 09/20/2034		478,000	3,930
1.000%, 12/20/2035		34,400	270
0.900%, 06/20/2042		97,550	719
0.700%, 03/20/2037		38,450	288
0.600%, 09/20/2037		81,600	601
0.500%, 09/20/2036		557,400	4,089
0.200%, 06/20/2036		206,200	1,458
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		21,450	178
Japan Treasury Discount Bill
0.000%, 06/19/2023 (E)		267,700	2,012
0.000%, 06/26/2023 (E)		366,200	2,753
Nissan Motor
2.652%, 03/17/2026	EUR	165	168
NTT Finance
1.162%, 04/03/2026 (A)		$345	312
Tokyo Metropolitan Government
0.800%, 06/20/2023	JPY	100,000	753
			75,871

Luxembourg — 0.0%
Vivion Investments Sarl
3.000%, 08/08/2024	EUR	200	159

Malaysia — 1.2%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	2,816	655
4.232%, 06/30/2031		2,626	607
4.065%, 06/15/2050		908	193
3.955%, 09/15/2025		2,751	633
3.885%, 08/15/2029		2,790	633

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.828%, 07/05/2034	MYR	3,332	$737
3.757%, 05/22/2040		1,767	377
3.733%, 06/15/2028		2,316	526
3.502%, 05/31/2027		4,824	1,091
2.632%, 04/15/2031		1,040	215
			5,667

Mexico — 2.5%
Mexican Bonos
8.000%, 11/07/2047	MXN	24,285	1,197
7.750%, 11/23/2034		22,761	1,162
7.750%, 11/13/2042		44,492	2,148
7.500%, 06/03/2027		2,456	129
7.500%, 05/26/2033		1,413	71
5.750%, 03/05/2026		11,907	595
5.500%, 03/04/2027		11,009	537
Mexican Bonos, Ser M20
8.500%, 05/31/2029		10,038	547
7.750%, 05/29/2031		41,074	2,133
Mexican Bonos, Ser M30
10.000%, 11/20/2036		41,137	2,486
8.500%, 11/18/2038		3,530	187
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	223
			11,415

Netherlands — 2.1%
ASR Nederland
3.375%, 05/02/2049 (C)		255	236
BNG Bank MTN
0.000%, 01/20/2031 (B)		900	774
Cooperatieve Rabobank UA
4.375% (C)(D)		200	185
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	233
4.625%, 05/23/2029		290	328
1.250%, 05/31/2032	EUR	300	277
Heineken MTN
1.000%, 05/04/2026		335	337
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446% (C)(D)		$200	180
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)		505	488
ING Groep MTN
2.125%, 05/26/2031 (C)	EUR	300	298
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	241
0.625%, 01/18/2027		225	224
0.000%, 11/16/2026 (B)		1,067	1,039
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	293
2.500%, 01/15/2033		874	938

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.750%, 07/15/2027	EUR	511	$515
0.500%, 07/15/2026		390	396
0.240%, 01/15/2038		1,479	1,072
0.118%, 01/15/2052		421	223
0.000%, 01/15/2027 (B)		685	676
0.000%, 07/15/2031 (B)		692	609
			9,562

New Zealand — 1.4%
New Zealand Government Bond
4.250%, 05/15/2034	NZD	737	462
3.000%, 04/20/2029		345	201
2.750%, 04/15/2025		4,260	2,569
2.750%, 04/15/2037		80	42
2.750%, 05/15/2051		1,214	563
2.000%, 05/15/2032		1,265	660
1.750%, 05/15/2041		77	32
1.500%, 05/15/2031		1,712	872
0.250%, 05/15/2028		1,570	803
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	495
			6,699

Norway — 1.3%
DNB Boligkreditt MTN
0.375%, 11/20/2024	EUR	795	822
Equinor MTN
6.875%, 03/11/2031	GBP	185	263
Norway Government Bond (A)
2.000%, 04/26/2028	NOK	2,972	271
1.750%, 03/13/2025		268	25
1.750%, 02/17/2027		10,007	913
1.750%, 09/06/2029		6,471	574
1.500%, 02/19/2026		14,341	1,313
1.375%, 08/19/2030		9,406	804
1.250%, 09/17/2031		14,924	1,242
			6,227

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		$10	8

Poland — 0.8%
Republic of Poland Government Bond
3.750%, 05/25/2027	PLN	3,382	718
2.750%, 04/25/2028		2,890	578
2.750%, 10/25/2029		3,091	594
2.500%, 07/25/2026		1,354	282
1.750%, 04/25/2032		3,543	582
1.250%, 10/25/2030		3,666	611
0.250%, 10/25/2026		2,272	432
			3,797

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Portugal — 0.4%
EDP - Energias de Portugal
1.875%, 08/02/2081 (C)	EUR	300	$283
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		452	527
1.950%, 06/15/2029		492	508
0.700%, 10/15/2027		735	731
			2,049

Romania — 0.1%
Romania Government Bond
8.250%, 09/29/2032	RON	295	68
6.700%, 02/25/2032		625	130
3.650%, 07/28/2025		1,540	314
			512

Singapore — 3.0%
Singapore Government Bond
3.500%, 03/01/2027	SGD	2,801	2,143
3.375%, 09/01/2033		528	412
3.000%, 09/01/2024		6,484	4,862
2.875%, 09/01/2030		347	259
2.750%, 04/01/2042		301	226
2.750%, 03/01/2046		200	152
2.625%, 08/01/2032		214	157
2.375%, 06/01/2025		4,769	3,531
2.250%, 08/01/2036		1,467	1,025
2.125%, 06/01/2026		1,790	1,310
			14,077

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	434

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	565

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		415	426
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	208
			634

South Korea — 1.3%
Export-Import Bank of Korea
0.829%, 04/27/2025	EUR	399	410
Korea Housing Finance
0.010%, 06/29/2026 (A)		150	145
Korea Treasury Bond
3.375%, 06/10/2032	KRW	872,000	677
2.625%, 09/10/2035		700,180	498
2.000%, 06/10/2031		2,084,740	1,451

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.875%, 06/10/2029	KRW	496,110	$351
1.500%, 12/10/2026		738,360	532
1.500%, 12/10/2030		1,713,530	1,157
1.250%, 03/10/2026		101,780	74
1.125%, 09/10/2025		1,184,330	863
			6,158

Spain — 3.8%
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024	EUR	200	214
Banco de Sabadell
0.625%, 11/07/2025 (C)		400	409
Banco Santander
5.294%, 08/18/2027		$200	197
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (C)		600	563
CaixaBank
5.875% (C)(D)	EUR	200	191
3.500%, GUKG1 + 2.100%, 04/06/2028 (C)	GBP	300	331
1.250%, 01/11/2027	EUR	300	301
CaixaBank MTN
1.500%, GUKG1 + 1.320%, 12/03/2026 (C)	GBP	300	326
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)	EUR	100	84
Iberdrola International BV
1.874% (C)(D)		400	390
Spain Government Bond
6.000%, 01/31/2029		80	101
4.700%, 07/30/2041 (A)		699	859
3.450%, 07/30/2066 (A)		272	270
2.550%, 10/31/2032 (A)		1,052	1,076
2.350%, 07/30/2033 (A)		658	654
1.950%, 07/30/2030 (A)		188	189
1.900%, 10/31/2052 (A)		580	417
1.850%, 07/30/2035 (A)		1,176	1,073
1.500%, 04/30/2027 (A)		393	404
1.400%, 04/30/2028 (A)		978	985
1.000%, 07/30/2042 (A)		944	647
0.850%, 07/30/2037 (A)		497	375
0.800%, 07/30/2029		703	666
0.600%, 10/31/2029 (A)		174	162
0.500%, 04/30/2030 (A)		353	322
0.500%, 10/31/2031 (A)		431	375
0.054%, 01/31/2028		2,312	2,180
0.000%, 05/31/2024 (B)		1,193	1,252
0.000%, 05/31/2025 (B)		1,411	1,440
0.000%, 01/31/2026 (B)		770	772

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Telefonica Europe BV
4.375%, EUR Swap Annual 6 Yr + 4.107% (C)(D)	EUR	200	$212
			17,437

Supra-National — 2.0%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,371
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,457
European Investment Bank
2.875%, 01/12/2033		1,015	1,091
1.900%, 01/26/2026	JPY	50,000	395
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,214
0.250%, 10/14/2024	EUR	156	162
European Stability Mechanism MTN
1.000%, 09/23/2025		570	590
International Bank for Reconstruction & Development MTN (B)
0.000%, 01/15/2027		268	260
0.000%, 02/21/2030		33	29
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	734
			9,303

Sweden — 1.0%
Balder Finland MTN
1.375%, 05/24/2030	EUR	380	259
Heimstaden Bostad Treasury BV MTN
1.375%, 03/03/2027		380	329
0.250%, 10/13/2024		135	133
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	540
Samhallsbyggnadsbolaget i Norden MTN
1.125%, 09/04/2026	EUR	140	109
SBB Treasury MTN
1.125%, 11/26/2029		160	94
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024		460	481
Stadshypotek
0.500%, 07/11/2025		1,470	1,497
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048% (C)(D)		$200	160
Swedbank
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.134% (C)(D)		200	189
Swedbank Hypotek MTN
0.050%, 05/28/2025	EUR	195	197

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Sweden Government Bond
0.125%, 05/12/2031	SEK	5,545	$451
			4,439

Switzerland — 0.5%
Credit Suisse Group MTN
3.250%, 04/02/2026 (C)	EUR	550	562
1.250%, EUSA1 + 0.750%, 07/17/2025 (C)		134	135
Government of Switzerland
1.500%, 04/30/2042	CHF	408	467
1.250%, 06/11/2024		739	810
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (A)(C)		$200	188
			2,162

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	557
4.675%, 06/29/2044		14,039	524
3.300%, 06/17/2038		3,522	110
2.000%, 12/17/2031		16,972	484
1.875%, 06/17/2049		3,746	86
			1,761

United Kingdom — 5.5%
Allwyn Entertainment Financing UK
6.779%, Euribor 3 Month + 4.125%, 02/15/2028 (A)(C)	EUR	100	107
Annington Funding MTN
3.184%, 07/12/2029	GBP	355	367
Aptiv
1.500%, 03/10/2025	EUR	440	457
Aviva
6.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.850%, 11/14/2036 (C)	GBP	220	271
Barclays MTN
4.000%, 06/26/2029	AUD	500	290
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	49
1.250%, 03/13/2027	EUR	333	322
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028		160	163
BG Energy Capital MTN
5.125%, 12/01/2025	GBP	215	268
2.250%, 11/21/2029	EUR	400	397
BP Capital Markets (D)
3.625% (C)		281	266
3.250% (C)		612	613
BP Capital Markets MTN
0.831%, 11/08/2027		130	125

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	$76
2.625%, 09/22/2038		100	85
Castle UK Finco
7.904%, Euribor 3 Month + 5.250%, 05/15/2028 (A)(C)	EUR	100	90
CCEP Finance Ireland DAC
0.500%, 09/06/2029		335	298
Centrica MTN
4.375%, 03/13/2029	GBP	179	208
CK Hutchison Europe Finance 21
0.750%, 11/02/2029	EUR	375	325
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	220
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	230
1.500%, 10/17/2031	EUR	330	279
CNH Industrial Finance Europe MTN
1.750%, 09/12/2025		130	136
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	110
3.588%, 08/28/2025		215	251
DS Smith MTN
1.375%, 07/26/2024	EUR	430	448
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	100	124
Heathrow Funding MTN
2.750%, 08/09/2049		315	242
HSBC Holdings
6.161%, U.S. SOFR + 1.970%, 03/09/2029 (C)		$235	241
6.000%, EUR Swap Annual 5 Yr + 5.338% (C)(D)	EUR	200	211
3.000%, BPSW1 + 1.650%, 07/22/2028 (C)	GBP	167	185
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (C)		$350	300
HSBC Holdings MTN
6.000%, 03/29/2040	GBP	70	77
Jaguar Land Rover Automotive
4.500%, 10/01/2027 (A)		$200	164
Lloyds Banking Group
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.913% (C)(D)		200	184
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (C)		245	271
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (C)		335	326
National Gas Transmission MTN
1.125%, 01/14/2033	GBP	430	356

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
National Grid Electricity Distribution West Midlands MTN
3.875%, 10/17/2024	GBP	230	$278
Natwest Group
3.622%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.550%, 08/14/2030 (C)		410	469
Pinewood Finance
3.625%, 11/15/2027 (A)		170	186
Santander UK MTN
1.250%, 09/18/2024	EUR	500	525
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	117
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	289
Standard Chartered
6.312%, ICE LIBOR USD 3 Month + 1.510% (A)(C)(D)		$500	420
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	162
United Kingdom Gilt
4.500%, 12/07/2042		356	479
4.250%, 03/07/2036		332	435
4.250%, 12/07/2040		115	150
4.250%, 12/07/2046		476	620
4.250%, 12/07/2049		375	492
3.500%, 01/22/2045		1,084	1,263
3.250%, 01/22/2044		426	479
2.500%, 07/22/2065		993	922
1.250%, 10/22/2041		163	133
1.250%, 07/31/2051		4,147	2,854
1.125%, 01/31/2039		1,215	1,024
0.875%, 10/22/2029		1,668	1,760
0.625%, 10/22/2050		524	297
0.500%, 10/22/2061		1,407	623
0.375%, 10/22/2026		1,778	1,963
Vodafone Group MTN
4.200%, 12/13/2027	AUD	780	506
			25,578

United States — 7.3%
Air Products and Chemicals
4.000%, 03/03/2035	EUR	280	306
Aircastle
4.250%, 06/15/2026		$4	4
4.125%, 05/01/2024		22	21
Ally Financial
4.700%, H15T7Y + 3.481% (C)(D)		116	77
Altria Group
3.125%, 06/15/2031	EUR	310	287
2.200%, 06/15/2027		330	330
American Honda Finance
1.950%, 10/18/2024		159	169

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
American Medical Systems Europe BV
1.375%, 03/08/2028	EUR	250	$244
American Tower
1.300%, 09/15/2025		$535	490
0.875%, 05/21/2029	EUR	420	366
Amgen
5.150%, 03/02/2028		$205	209
AT&T
4.375%, 09/14/2029	GBP	100	117
2.875% (C)(D)	EUR	200	201
1.650%, 02/01/2028		$870	765
Bank of America MTN
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (C)		700	671
2.375%, 06/19/2024	EUR	835	893
Becton Dickinson Euro Finance Sarl
1.336%, 08/13/2041		300	203
1.213%, 02/12/2036		129	99
0.334%, 08/13/2028		280	256
Berkshire Hathaway
0.500%, 01/15/2041		170	100
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	112
Booking Holdings
4.500%, 11/15/2031	EUR	123	139
2.375%, 09/23/2024		355	379
0.500%, 03/08/2028		110	103
Boston Scientific
0.625%, 12/01/2027		410	390
Capital One Financial
1.650%, 06/12/2029		570	479
CCO Holdings
4.500%, 06/01/2033 (A)		$127	102
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971% (C)(D)		254	241
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	320
0.875%, 06/15/2027		115	112
0.300%, 12/15/2024		190	194
Citigroup
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (C)		$122	120
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597% (C)(D)		71	63
Citigroup MTN
0.500%, 10/08/2027 (C)	EUR	505	482
Comcast
0.250%, 05/20/2027		190	181
0.000%, 09/14/2026 (B)		550	530

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Consolidated Edison
0.650%, 12/01/2023		$1,065	$1,033
Corebridge Financial
3.500%, 04/04/2025 (A)		330	317
Delta Airlines
4.500%, 10/20/2025 (A)		215	212
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	76
Digital Dutch Finco BV
0.625%, 07/15/2025		136	134
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	306
Directv Financing
5.875%, 08/15/2027 (A)		$215	195
Discovery Communications
3.900%, 11/15/2024		665	646
Eli Lilly
5.000%, 02/27/2026		590	595
1.375%, 09/14/2061	EUR	195	107
Encore Capital Group
4.875%, 10/15/2025		205	202
Exxon Mobil
0.835%, 06/26/2032		600	507
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	204
GE HealthCare Technologies
5.550%, 11/15/2024 (A)		$435	438
General Motors Financial MTN
1.694%, 03/26/2025	EUR	277	288
Gilead Sciences
0.750%, 09/29/2023		$545	533
Global Payments
4.875%, 03/17/2031	EUR	359	390
Goldman Sachs Group MTN
2.125%, 09/30/2024		545	579
0.250%, 01/26/2028		292	264
Haleon US Capital LLC
3.024%, 03/24/2024		$265	258
Harley-Davidson Financial Services
6.500%, 03/10/2028 (A)		341	345
Honeywell International
4.125%, 11/02/2034	EUR	620	683
Intel
4.875%, 02/10/2026		$250	253
International Business Machines
3.625%, 02/06/2031	EUR	275	298
0.300%, 02/11/2028		240	224
JPMorgan Chase MTN
1.963%, Euribor 3 Month + 1.130%, 03/23/2030 (C)		255	245
Kraft Heinz Foods
2.250%, 05/25/2028		175	177

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kyndryl Holdings
2.050%, 10/15/2026		$455	$395
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	990
McKesson
3.125%, 02/17/2029	GBP	315	347
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	82
1.125%, 03/07/2027		400	399
0.250%, 07/02/2025		115	116
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		$297	297
Mondelez International
0.250%, 03/17/2028	EUR	470	431
Mondelez International Holdings Netherlands BV
0.625%, 09/09/2032 (A)		450	366
Morgan Stanley
4.813%, Euribor 3 Month + 1.762%, 10/25/2028 (C)		435	483
0.406%, 10/29/2027 (C)		370	351
Morgan Stanley MTN
5.113%, U.S. SOFR + 0.455%, 01/25/2024 (C)		$1,000	997
MPT Operating Partnership
3.325%, 03/24/2025	EUR	145	131
National Grid North America MTN
1.000%, 07/12/2024		300	314
Newell Brands
6.375%, 09/15/2027		$195	197
Philip Morris International
1.450%, 08/01/2039	EUR	115	72
0.625%, 11/08/2024		285	294
Philip Morris International MTN
2.875%, 03/03/2026		170	180
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		$315	288
Prologis Euro Finance
0.375%, 02/06/2028	EUR	286	260
Public Storage
0.500%, 09/09/2030		260	208
Realty Income
1.125%, 07/13/2027	GBP	385	397
Regal Rexnord (A)
6.400%, 04/15/2033		$100	100
6.300%, 02/15/2030		85	86
Sabra Health Care LP
3.900%, 10/15/2029		241	199
Southern
1.875%, 09/15/2081 (C)	EUR	200	171

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Starbucks
5.150%, SOFRINDX + 0.420%, 02/14/2024 (C)		$330	$328
State Street
4.821%, U.S. SOFR + 1.567%, 01/26/2034 (C)		26	26
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/2030	EUR	260	232
0.000%, 11/18/2025 (B)		206	205
Time Warner Cable
5.750%, 06/02/2031	GBP	295	351
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	483
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	572
UnitedHealth Group
1.250%, 01/15/2026		$175	161
US Bancorp
4.839%, U.S. SOFR + 1.600%, 02/01/2034 (C)		74	72
Verizon Communications
4.250%, 10/31/2030	EUR	310	348
2.100%, 03/22/2028		$445	396
1.125%, 11/03/2028	GBP	240	242
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	453
VF
0.250%, 02/25/2028	EUR	395	354
Visa
2.000%, 06/15/2029		362	364
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A)(C)(D)		$68	60
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (C)(D)		132	116
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	416
0.500%, 04/26/2024	EUR	500	525
Welltower OP LLC
4.500%, 12/01/2034	GBP	140	149
Western Digital
2.850%, 02/01/2029		$32	26
Western Union
2.750%, 03/15/2031		355	284

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
WPC Eurobond BV
1.350%, 04/15/2028	EUR	530	$474
			34,052

Total Global Bonds
(Cost $481,634) ($ Thousands)			425,942

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bills
4.733%, 05/23/2023 (F)		$9,281	9,222
4.621%, 04/20/2023 (F)		9,930	9,908
U.S. Treasury Bonds
1.250%, 05/15/2050		131	76
U.S. Treasury Cash Management Bills
4.616%, 04/17/2023 (F)		2,323	2,319
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/2026		1,697	1,629
U.S. Treasury Notes
0.500%, 06/30/2027		668	585

Total U.S. Treasury Obligations
(Cost $23,773) ($ Thousands)			23,739

COMMERCIAL PAPER — 0.9%
General Mills
5.151%, 04/03/2023 (A)(F)		900	900
Oesterreichische Kontrollbank
4.664%, 04/28/2023 (F)		1,300	1,295
TELUS
4.837%, 04/11/2023 (A)(F)		1,200	1,198
Walt Disney
4.890%, 06/02/2023 (A)(F)		800	793

Total Commercial Paper
(Cost $4,186) ($ Thousands)			4,186

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%

Elmwood CLO XII, Ser 2021-5A, Cl D
7.858%, ICE LIBOR USD 3 Month + 3.050%, 01/20/2035 (A)(C)		$750	$700
Neuberger Berman Loan Advisers Euro CLO 3 DAC, Ser 2022-3A, Cl D
5.649%, Euribor 3 Month + 3.200%, 10/25/2034 (A)(C)	EUR	663	615

Total Asset-Backed Securities
(Cost $1,507) ($ Thousands)			1,315

MORTGAGE-BACKED SECURITIES — 0.0%
Agency Mortgage-Backed Obligation — 0.0%
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
9.845%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(C)		$10	10

Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.014%, 09/25/2034(C)		6	5
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
3.718%, 12/25/2034(C)		19	17
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)		34	34

			56
Total Mortgage-Backed Securities
(Cost $68) ($ Thousands)			66

Total Investments in Securities — 98.2%
(Cost $511,168) ($ Thousands)			$455,248

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	29	Jun-2023	$2,313	$2,387	$54
Australian 3-Year Bond	13	Jun-2023	947	947	(6)
Canadian 5-Year Bond	10	Jun-2023	823	842	18
Euro-Bobl	18	Jun-2023	2,278	2,305	12
Euro-BTP	2	Jun-2023	247	251	1
Euro-Bund	10	Jun-2023	1,416	1,476	35
Euro-Buxl	10	Jun-2023	1,406	1,530	86
Euro-OAT	34	Jun-2023	4,549	4,811	150

SEI Institutional International Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Japanese 10-Year Bond	16	Jun-2023	$17,054	$17,807	$311
Korea 10-Year Bond	64	Jun-2023	5,581	5,597	17
Korea 3-Year Bond	72	Jun-2023	5,779	5,801	20
Long Gilt 10-Year Bond	51	Jun-2023	6,218	6,517	148
U.S. 10-Year Treasury Note	61	Jun-2023	6,934	7,010	76
U.S. Long Treasury Bond	21	Jun-2023	2,652	2,754	102
U.S. Ultra Long Treasury Bond	2	Jun-2023	279	282	3
			58,476	60,317	1,027
Short Contracts
Canadian 5-Year Bond	(19)	Jun-2023	$(1,565)	$(1,600)	$(32)
Canadian 10-Year Bond	(10)	Jun-2023	(931)	(932)	8
Canadian 10-Year Bond	(1)	Jun-2023	(89)	(93)	(4)
Euro-BTP	(14)	Jun-2023	(1,652)	(1,754)	(61)
Euro-Bund	(19)	Jun-2023	(2,810)	(2,804)	18
Euro-Buxl	(3)	Jun-2023	(431)	(459)	(16)
Euro-OAT	(10)	Jun-2023	(1,335)	(1,415)	(45)
Euro-Schatz	(86)	Jun-2023	(9,648)	(9,876)	(69)
Japanese 10-Year Bond	(4)	Jun-2023	(4,252)	(4,452)	(81)
Japanese 10-Year Government Bond E-MINI	(53)	Jun-2023	(5,737)	(5,887)	(64)
U.S. 2-Year Treasury Note	(36)	Jun-2023	(7,416)	(7,432)	(16)
U.S. 5-Year Treasury Note	(142)	Jun-2023	(15,447)	(15,550)	(103)
U.S. Ultra Long Treasury Bond	(8)	Jun-2023	(1,083)	(1,129)	(46)
Ultra 10-Year U.S. Treasury Note	(23)	Jun-2023	(2,694)	(2,786)	(92)
			(55,090)	(56,169)	(603)
			$3,386	$4,148	$424

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
ANZ	04/13/23	AUD	1,238	USD	832	$3
ANZ	04/13/23	USD	1,586	AUD	2,308	(40)
Bank of America	04/04/23	USD	233	CAD	320	4
Bank of America	04/04/23	USD	266	CHF	245	2
Bank of America	04/04/23	CAD	320	USD	234	(2)
Bank of America	04/04/23	USD	464	JPY	61,300	(3)
Bank of America	04/04/23	NZD	800	USD	489	(11)
Bank of America	04/04/23	ZAR	3,170	USD	173	(6)
Bank of America	04/04/23	MXN	3,210	USD	171	(6)
Bank of America	04/04/23	HUF	61,400	USD	168	(7)
Bank of America	04/28/23	EUR	214	USD	234	1
Bank of America	04/28/23	USD	231	CNY	1,558	(4)
Bank of America	01/24/24	CNY	1,558	USD	235	3
Barclays PLC	04/04/23	USD	33	CHF	30	—
Barclays PLC	04/04/23	USD	233	GBP	193	6
Barclays PLC	04/04/23	GBP	276	USD	333	(9)
Barclays PLC	04/04/23	NZD	375	USD	234	—
Barclays PLC	04/04/23	USD	460	JPY	62,200	7
Barclays PLC	04/04/23	USD	1,001	AUD	1,486	(6)
Barclays PLC	04/04/23 - 05/03/23	RON	1,122	USD	244	(2)
Barclays PLC	04/04/23	USD	1,488	CNY	10,232	1
Barclays PLC	04/04/23	AUD	5,764	USD	3,889	29
Barclays PLC	05/03/23	DKK	4,529	USD	662	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/04/23	DKK	4,529	USD	650	$(10)
Barclays PLC	04/04/23	ZAR	9,770	USD	536	(14)
Barclays PLC	05/03/23	THB	52,654	USD	1,547	2
Barclays PLC	04/04/23	THB	52,654	USD	1,498	(42)
Barclays PLC	04/04/23	JPY	9,200	USD	70	1
Barclays PLC	04/04/23	JPY	106,000	USD	780	(16)
Barclays PLC	04/04/23	HUF	185,600	USD	514	(17)
Barclays PLC	05/03/23	EUR	32	USD	35	—
Barclays PLC	05/03/23	TRY	110	USD	6	—
Barclays PLC	05/03/23	SEK	8,235	USD	792	(4)
BNP Paribas	04/04/23	USD	794	SEK	8,240	1
BNP Paribas	04/04/23 - 05/03/23	CHF	1,825	USD	1,991	(12)
BNP Paribas	04/04/23	USD	3,418	JPY	461,666	51
BNP Paribas	04/04/23	SEK	5,745	USD	553	(1)
BNP Paribas	05/03/23	GBP	301	USD	372	—
BNP Paribas	04/04/23	GBP	10,096	USD	12,158	(325)
BNP Paribas	04/04/23 - 06/09/23	CAD	12,272	USD	9,000	(78)
BNP Paribas	04/04/23 - 05/03/23	MYR	17,661	USD	3,988	(28)
BNP Paribas	04/04/23 - 05/02/23	JPY	6,224,142	USD	46,204	(568)
BNP Paribas	04/13/23	AUD	1,436	USD	990	27
BNP Paribas	04/20/23	USD	823	ZAR	15,274	37
BNP Paribas	04/20/23	USD	790	NZD	1,263	1
BNP Paribas	04/20/23	USD	792	NZD	1,260	(4)
BNP Paribas	04/20/23	NZD	2,586	USD	1,610	(8)
BNP Paribas	04/21/23	USD	2,494	NOK	25,065	(98)
BNP Paribas	04/21/23	NOK	8,801	USD	830	(12)
BNP Paribas	04/27/23	PLN	9,007	USD	2,077	(12)
BNP Paribas	05/03/23	EUR	1,426	USD	1,552	—
BNP Paribas	05/11/23	EUR	801	USD	849	(23)
BNP Paribas	05/04/23	CNY	1,674	USD	244	—
BNP Paribas	05/15/23	USD	837	SGD	1,119	6
BNP Paribas	06/09/23	USD	902	CAD	1,233	11
Brown Brothers Harriman	04/13/23	USD	54	AUD	81	—
Brown Brothers Harriman	04/20/23	USD	35	NZD	56	—
Brown Brothers Harriman	04/20/23	USD	357	CNY	2,454	1
Brown Brothers Harriman	04/20/23	CNY	1,619	USD	235	(1)
Brown Brothers Harriman	04/21/23	SEK	1,121	USD	108	—
Brown Brothers Harriman	04/28/23	USD	203	JPY	27,094	1
Brown Brothers Harriman	05/11/23	EUR	1,303	USD	1,397	(21)
Brown Brothers Harriman	05/11/23	USD	1,837	EUR	1,719	35
Brown Brothers Harriman	05/24/23	GBP	387	USD	478	(2)
Brown Brothers Harriman	06/09/23	USD	29	CAD	40	—
Citigroup	04/04/23	USD	227	SEK	2,370	1
Citigroup	04/21/23	USD	831	NOK	8,723	2
Citigroup	04/04/23	USD	229	NOK	2,360	(4)
Citigroup	04/04/23	MXN	1,268	USD	69	(1)
Citigroup	04/04/23	CHF	420	USD	461	1
Citigroup	04/04/23	CHF	850	USD	923	(7)
Citigroup	04/04/23	USD	1,028	CHF	955	17

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/04/23	USD	460	CHF	420	$—
Citigroup	04/04/23 - 04/28/23	USD	1,052	JPY	140,547	8
Citigroup	04/28/23	USD	609	JPY	79,076	(12)
Citigroup	04/04/23 - 05/03/23	RON	5,426	USD	1,180	(11)
Citigroup	04/21/23	SEK	8,600	USD	832	1
Citigroup	04/04/23	SEK	4,890	USD	456	(16)
Citigroup	04/04/23 - 04/28/23	JPY	143,513	USD	1,070	(13)
Citigroup	04/26/23	USD	833	KRW	1,059,955	(18)
Citigroup	04/26/23	KRW	1,565,526	USD	1,269	66
Citigroup	04/27/23	PLN	3,693	USD	839	(17)
Citigroup	05/03/23	BRL	8,500	USD	1,640	(28)
Citigroup	05/11/23	EUR	1,290	USD	1,374	(30)
Citigroup	05/11/23	USD	1,606	EUR	1,498	25
Citigroup	05/25/23	USD	791	MXN	14,994	32
Citigroup	06/15/23	TWD	24,970	USD	824	(1)
Citigroup	06/22/23	USD	841	INR	69,703	3
Citigroup	06/22/23	INR	138,383	USD	1,676	—
Commonwealth Bank Of Australia	04/04/23	JPY	43,170	USD	326	2
Deutsche Bank	04/27/23	USD	823	PLN	3,590	10
Deutsche Bank	05/11/23	EUR	14,931	USD	16,242	(10)
Goldman Sachs	04/04/23 - 05/04/23	USD	115	CNY	792	—
Goldman Sachs	04/04/23	USD	170	ZAR	3,170	9
Goldman Sachs	04/04/23	USD	230	AUD	340	(2)
Goldman Sachs	04/04/23	USD	259	MXN	4,800	7
Goldman Sachs	04/04/23 - 05/03/23	AUD	450	USD	298	(3)
Goldman Sachs	04/04/23 - 05/03/23	CAD	470	USD	346	(1)
Goldman Sachs	04/04/23	USD	366	SEK	3,900	10
Goldman Sachs	04/04/23	USD	234	SEK	2,400	(3)
Goldman Sachs	04/04/23 - 05/03/23	USD	755	CAD	1,035	9
Goldman Sachs	04/04/23	USD	537	NOK	5,720	9
Goldman Sachs	05/03/23	USD	231	NOK	2,410	(1)
Goldman Sachs	04/04/23	GBP	854	USD	1,027	(29)
Goldman Sachs	04/04/23	USD	1,169	GBP	968	27
Goldman Sachs	04/04/23	USD	1,307	CHF	1,205	12
Goldman Sachs	04/04/23	USD	71	CHF	65	—
Goldman Sachs	04/04/23	CHF	1,395	USD	1,505	(22)
Goldman Sachs	04/04/23	MXN	1,730	USD	93	(3)
Goldman Sachs	04/04/23	USD	1,849	EUR	1,735	36
Goldman Sachs	04/28/23	USD	232	EUR	213	—
Goldman Sachs	04/04/23	NOK	3,150	USD	303	3
Goldman Sachs	04/04/23	USD	3,414	NZD	5,542	53
Goldman Sachs	04/04/23	USD	726	NZD	1,160	—
Goldman Sachs	04/04/23	USD	1,489	JPY	200,400	17
Goldman Sachs	04/04/23 - 05/02/23	USD	3,010	JPY	397,600	(21)
Goldman Sachs	04/04/23	NZD	4,625	USD	2,852	(42)
Goldman Sachs	04/04/23 - 05/03/23	ZAR	12,530	USD	691	(14)
Goldman Sachs	04/04/23	SEK	14,520	USD	1,375	(25)
Goldman Sachs	04/04/23 - 05/04/23	CNY	174,261	USD	25,357	(114)
Goldman Sachs	04/04/23	JPY	134,300	USD	1,023	14
Goldman Sachs	04/04/23	JPY	549,800	USD	4,061	(70)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/20/23	USD	576	NZD	923	$1
Goldman Sachs	04/21/23	USD	843	NOK	8,634	(17)
Goldman Sachs	04/21/23	SEK	8,911	USD	862	2
Goldman Sachs	04/21/23	SEK	8,579	USD	810	(18)
Goldman Sachs	04/28/23	USD	886	JPY	115,057	(18)
Goldman Sachs	05/03/23	EUR	64	USD	70	—
Goldman Sachs	05/11/23	USD	803	EUR	750	13
Goldman Sachs	05/15/23	USD	828	SGD	1,095	(3)
Goldman Sachs	05/24/23	CHF	1,543	USD	1,708	10
HSBC	04/13/23	AUD	989	USD	689	26
HSBC	04/20/23	USD	824	CNH	5,654	1
HSBC	04/20/23	CNH	70,561	USD	10,259	(30)
HSBC	04/26/23	KRW	1,093,047	USD	855	15
HSBC	05/17/23	CLP	695,917	USD	861	(15)
HSBC	06/15/23	TWD	25,528	USD	844	1
HSBC	06/15/23	TWD	25,580	USD	842	(3)
HSBC	06/22/23	INR	67,651	USD	814	(6)
JPMorgan Chase Bank	04/04/23	TRY	110	USD	6	—
JPMorgan Chase Bank	04/04/23	USD	228	CAD	310	1
JPMorgan Chase Bank	04/04/23	GBP	230	USD	277	(7)
JPMorgan Chase Bank	04/04/23	USD	68	NZD	110	1
JPMorgan Chase Bank	05/03/23	USD	231	NZD	370	—
JPMorgan Chase Bank	04/04/23 - 05/03/23	USD	300	AUD	450	1
JPMorgan Chase Bank	05/03/23	USD	71	AUD	105	—
JPMorgan Chase Bank	04/04/23	USD	330	CHF	305	4
JPMorgan Chase Bank	04/04/23	USD	236	CHF	215	(1)
JPMorgan Chase Bank	04/04/23 - 06/12/23	USD	1,270	NOK	13,195	(6)
JPMorgan Chase Bank	04/04/23 - 05/02/23	USD	1,145	JPY	154,000	13
JPMorgan Chase Bank	04/04/23	USD	302	JPY	40,000	(2)
JPMorgan Chase Bank	04/04/23	CHF	210	USD	231	2
JPMorgan Chase Bank	04/04/23 - 06/12/23	CHF	1,837	USD	1,973	(53)
JPMorgan Chase Bank	04/04/23 - 07/10/23	USD	3,056	CNY	20,989	14
JPMorgan Chase Bank	04/04/23 - 05/03/23	RON	3,124	USD	680	(6)
JPMorgan Chase Bank	04/04/23 - 06/12/23	USD	3,384	GBP	2,824	112
JPMorgan Chase Bank	06/13/23	AUD	5,488	USD	3,710	25
JPMorgan Chase Bank	04/04/23	AUD	235	USD	156	(2)
JPMorgan Chase Bank	04/04/23	SEK	6,710	USD	635	(12)
JPMorgan Chase Bank	04/04/23 - 06/12/23	USD	7,588	SEK	79,257	84
JPMorgan Chase Bank	04/20/23 - 05/03/23	NZD	1,856	USD	1,192	31
JPMorgan Chase Bank	04/04/23 - 06/12/23	NZD	20,615	USD	12,789	(104)
JPMorgan Chase Bank	04/04/23 - 04/28/23	EUR	40,251	USD	42,827	(929)
JPMorgan Chase Bank	04/11/23	CNY	9,977	USD	1,454	1
JPMorgan Chase Bank	04/04/23 - 06/06/23	CNY	234,307	USD	33,981	(166)
JPMorgan Chase Bank	04/04/23 - 04/26/23	JPY	2,440,206	USD	18,508	106
JPMorgan Chase Bank	04/04/23 - 06/20/23	JPY	334,700	USD	2,491	(47)
JPMorgan Chase Bank	04/12/23 - 05/19/23	IDR	99,268,438	USD	6,463	(167)
JPMorgan Chase Bank	04/13/23	CNY	1,855	USD	276	5
JPMorgan Chase Bank	04/20/23	COP	4,570,698	USD	962	(16)
JPMorgan Chase Bank	04/27/23	USD	1,640	PLN	7,278	48
JPMorgan Chase Bank	04/27/23 - 06/20/23	PLN	34,574	USD	7,748	(248)
JPMorgan Chase Bank	05/11/23	USD	2,368	EUR	2,220	49

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/28/23	USD	232	EUR	213	$—
JPMorgan Chase Bank	04/28/23	PEN	3,888	USD	1,024	(8)
JPMorgan Chase Bank	05/03/23	CAD	410	USD	303	—
JPMorgan Chase Bank	06/12/23	CAD	1,714	USD	1,260	(8)
JPMorgan Chase Bank	05/22/23	ILS	8,581	USD	2,450	62
JPMorgan Chase Bank	05/22/23	THB	90,159	USD	2,707	56
JPMorgan Chase Bank	06/06/23	THB	104,118	USD	3,009	(57)
JPMorgan Chase Bank	05/25/23 - 06/13/23	MXN	103,993	USD	5,642	(43)
JPMorgan Chase Bank	06/12/23	SGD	14,007	USD	10,433	(129)
JPMorgan Chase Bank	06/12/23	KRW	2,795,796	USD	2,137	(18)
Merrill Lynch	04/13/23	USD	1,702	AUD	2,568	19
Merrill Lynch	04/20/23	USD	858	NZD	1,392	13
Merrill Lynch	04/20/23	USD	705	CNH	4,902	9
Merrill Lynch	04/20/23	USD	177	CNH	1,212	—
Merrill Lynch	04/20/23	ZAR	29,722	USD	1,622	(51)
Merrill Lynch	04/21/23	USD	823	SEK	8,638	11
Merrill Lynch	04/21/23	NOK	8,306	USD	783	(11)
Merrill Lynch	04/26/23	KRW	1,587,151	USD	1,267	47
Merrill Lynch	04/27/23	USD	1,699	PLN	7,516	44
Merrill Lynch	04/27/23	PLN	3,687	USD	832	(22)
Merrill Lynch	05/15/23	USD	819	SGD	1,101	11
Merrill Lynch	05/17/23	USD	1,672	CLP	1,357,634	37
Merrill Lynch	05/17/23	CLP	657,992	USD	819	(9)
Merrill Lynch	05/24/23	USD	745	GBP	604	2
Merrill Lynch	06/15/23	USD	2,520	TWD	76,234	(1)
Midland Walwyn Capital Inc.	04/04/23	USD	228	GBP	188	5
Midland Walwyn Capital Inc.	04/04/23	USD	235	AUD	350	(1)
Midland Walwyn Capital Inc.	04/04/23	USD	133	JPY	17,866	1
Midland Walwyn Capital Inc.	04/04/23	USD	469	JPY	61,400	(8)
Midland Walwyn Capital Inc.	04/04/23	NZD	604	USD	371	(7)
Midland Walwyn Capital Inc.	04/04/23 - 05/03/23	MYR	742	USD	167	(1)
Midland Walwyn Capital Inc.	05/03/23	ILS	2,341	USD	653	2
Midland Walwyn Capital Inc.	04/04/23	ILS	2,341	USD	644	(6)
Midland Walwyn Capital Inc.	04/04/23	JPY	30,800	USD	233	2
Midland Walwyn Capital Inc.	04/04/23	JPY	30,800	USD	231	—
Midland Walwyn Capital Inc.	05/03/23	GBP	187	USD	232	—
Midland Walwyn Capital Inc.	05/03/23	USD	465	EUR	428	1
Midland Walwyn Capital Inc.	05/03/23	EUR	62,794	USD	68,188	(135)
Morgan Stanley	04/04/23	USD	8	PLN	35	—
Morgan Stanley	05/02/23	USD	8	PLN	35	—
Morgan Stanley	04/04/23	USD	495	CHF	455	3
Morgan Stanley	04/04/23	USD	460	CHF	420	—
Morgan Stanley	04/04/23 - 05/03/23	USD	1,037	RON	4,766	9
Morgan Stanley	04/04/23 - 05/03/23	USD	1,609	EUR	1,487	8
Morgan Stanley	04/04/23	CHF	420	USD	461	1
Morgan Stanley	04/04/23	CHF	1,260	USD	1,377	(3)
Morgan Stanley	04/04/23 - 04/20/23	USD	1,281	NZD	2,065	10
Morgan Stanley	04/04/23	USD	470	NZD	750	(1)
Morgan Stanley	04/20/23	NZD	1,791	USD	1,157	37
Morgan Stanley	04/04/23	NZD	745	USD	460	(6)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	04/04/23 - 05/03/23	SGD	6,596	USD	4,941	$(23)
Morgan Stanley	04/04/23	BRL	8,500	USD	1,646	(31)
Morgan Stanley	05/02/23	PLN	2,631	USD	610	—
Morgan Stanley	04/04/23 - 04/27/23	PLN	6,293	USD	1,430	(29)
Morgan Stanley	04/04/23 - 05/24/23	GBP	9,807	USD	12,011	(124)
Morgan Stanley	04/04/23 - 05/11/23	EUR	25,013	USD	26,738	(477)
Morgan Stanley	04/04/23 - 05/03/23	HUF	829,330	USD	2,339	(16)
Morgan Stanley	04/04/23 - 06/26/23	JPY	6,735,451	USD	50,944	82
Morgan Stanley	04/04/23	JPY	61,000	USD	454	(4)
Morgan Stanley	04/13/23	USD	290	CNY	1,855	(19)
Morgan Stanley	04/13/23	AUD	7,671	USD	5,366	227
Morgan Stanley	04/20/23	USD	808	ZAR	14,489	8
Morgan Stanley	04/20/23	CNH	70,561	USD	10,217	(72)
Morgan Stanley	04/21/23	USD	831	SEK	8,693	8
Morgan Stanley	04/21/23	SEK	8,506	USD	818	(3)
Morgan Stanley	04/26/23	USD	1,710	KRW	2,084,918	(108)
Morgan Stanley	04/26/23	KRW	1,086,265	USD	836	2
Morgan Stanley	05/02/23	USD	2,783	JPY	368,166	(4)
Morgan Stanley	05/03/23	HKD	465	USD	59	—
Morgan Stanley	05/03/23	CAD	11,576	USD	8,539	(20)
Morgan Stanley	05/03/23	ZAR	19,200	USD	1,054	(26)
RBC	04/04/23	USD	261	EUR	242	2
RBC	04/04/23	CNY	787	USD	114	(1)
RBS	04/28/23	JPY	432,146	USD	3,296	35
RBS	05/15/23	SGD	1,117	USD	831	(11)
SCB Securities	04/04/23 - 05/03/23	USD	53	MYR	236	—
SCB Securities	04/04/23	HKD	465	USD	59	—
SCB Securities	04/28/23	EUR	214	USD	232	(1)
Societe Generale	04/04/23	USD	114	CNY	783	—
Standard Chartered	04/26/23	USD	1,660	KRW	2,161,169	1
Standard Chartered	04/26/23	USD	1,687	KRW	2,158,691	(28)
Standard Chartered	04/26/23	KRW	2,130,442	USD	1,670	32
Standard Chartered	06/15/23	USD	824	TWD	24,756	(6)
Standard Chartered	06/22/23	USD	823	INR	67,854	(1)
State Street	04/04/23	USD	34	NZD	55	—
State Street	04/04/23	USD	34	GBP	28	1
State Street	04/04/23	EUR	83	USD	88	(2)
State Street	04/04/23	USD	87	AUD	130	—
State Street	04/04/23	USD	87	JPY	11,600	—
State Street	04/04/23	USD	168	MXN	3,160	7
State Street	04/04/23	GBP	178	USD	215	(5)
State Street	04/04/23	USD	287	EUR	269	5
State Street	04/04/23	CHF	915	USD	974	(28)
TD Securities	04/04/23	NZD	5,569	USD	3,485	1
TD Securities	04/04/23 - 05/03/23	CZK	40,698	USD	1,865	(18)
TD Securities	04/04/23	EUR	63,664	USD	67,991	(1,176)
TD Securities	05/02/23	JPY	85,778	USD	646	(1)
TD Securities	05/03/23	USD	124	GBP	100	(1)
TD Securities	05/03/23	USD	540	AUD	806	—
TD Securities	05/03/23	AUD	5,764	USD	3,864	1

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
TD Securities	05/03/23	GBP	10,295	USD	12,716	$(18)
UBS	04/04/23	USD	226	NZD	365	2
UBS	04/04/23	USD	231	AUD	345	—
UBS	04/04/23	USD	342	JPY	46,600	8
UBS	04/04/23	USD	446	CAD	606	2
UBS	04/04/23	CNY	793	USD	115	(1)
UBS	04/04/23	AUD	680	USD	459	3
UBS	04/04/23	AUD	690	USD	458	(4)
UBS	04/04/23	USD	2,536	CHF	2,350	36
UBS	04/04/23	CHF	2,805	USD	3,006	(65)
UBS	04/04/23 - 05/03/23	NZD	6,938	USD	4,325	(14)
UBS	04/04/23 - 05/03/23	NOK	8,904	USD	859	9
UBS	04/04/23	CAD	11,877	USD	8,741	(35)
UBS	04/04/23 - 05/03/23	MXN	92,210	USD	5,033	(60)
UBS	04/21/23	USD	847	NOK	8,723	(13)
UBS	04/21/23	NOK	16,732	USD	1,613	14
UBS	05/02/23	JPY	100,268	USD	770	13
UBS	05/03/23	USD	431	NOK	4,490	(1)
UBS	05/25/23	USD	2,017	MXN	37,250	26
UBS	05/25/23	MXN	14,920	USD	819	—
UBS	05/25/23	MXN	22,181	USD	1,181	(35)
						$(4,707)

A list of the open OTC swap agreements held by the Fund at March 31, 2023, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$34	$–	$34
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	36	–	36
							$70	$–	$70

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAIGS40V1-5Y	Sell	1.00%	Quarterly	06/20/2028	$2,370	$27	$12	$15

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.8000%	Quarterly	04/02/2026	CNY	12,090	$8	$–	$8
1.395%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	10/03/2047	GBP	230	90	(46)	136

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

International Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH NZD RATE	2.58%	Quarterly	11/01/2024	NZD	980	$(24)	$–	$(24)
3-MONTH NZD RATE	2.0525%	Quarterly	11/02/2024	NZD	2,620	(66)	–	(66)
2.0099%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2024	GBP	1,400	42	–	42
1.897%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	03/31/2027	GBP	1,150	104	–	104
2.0339%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	05/10/2027	GBP	1,082	93	–	93
2.0055%	FLOATING	Annually	05/11/2027	GBP	828	72	–	72
6-MONTH EURIBOR	1.5455%	Semi-Annually	08/18/2027	EUR	7,610	(501)	–	(501)
6-MONTH EURIBOR	1.7940%	Semi-Annually	08/18/2032	EUR	3,720	(367)	–	(367)
Daily GBP Overnight Index Ave (SONIA) Rate	2.9865%	Annually	09/15/2052	GBP	422	(22)	–	(22)
Daily GBP Overnight Index Ave (SONIA) Rate	3.9539%	Annually	10/25/2032	GBP	4,780	(238)	–	(238)
2.3493%	China 7-Day Reverse Repo Rate	Quarterly	08/05/2027	CNY	48,010	101	–	101
2.4003%	China 7-Day Reverse Repo Rate	Quarterly	08/11/2027	CNY	7,840	15	–	15
						$(693)	$(46)	$(647)

Percentages are based on Net Assets of $463,712 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $58,974 ($ Thousands), representing 12.7% of the Net Assets of the Fund.

(B)	No interest rate available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	425,942	–	425,942
U.S. Treasury Obligations	76	23,663	–	23,739
Commercial Paper	–	4,186	–	4,186
Asset-Backed Securities	–	1,315	–	1,315
Mortgage-Backed Securities	–	66	–	66
Total Investments in Securities	76	455,172	–	455,248

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,059	–	–	1,059
Unrealized Depreciation	(635)	–	–	(635)
Forward Contracts*
Unrealized Appreciation	–	2,085	–	2,085
Unrealized Depreciation	–	(6,792)	–	(6,792)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	70	–	70
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	15	–	15
Interest Rate Swaps*
Unrealized Appreciation	–	571	–	571
Unrealized Depreciation	–	(1,218)	–	(1,218)
Total Other Financial Instruments	424	(5,269)	–	(4,845)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 95.1%
Angola — 1.4%
Angolan Government International Bond
9.500%, 11/12/2025		$325	$322
9.500%, 11/12/2025 (A)		112	111
9.375%, 05/08/2048		3,260	2,546
8.750%, 04/14/2032		2,454	2,071
8.750%, 04/14/2032 (A)		2,444	2,062
8.250%, 05/09/2028 (A)		1,864	1,646
8.250%, 05/09/2028		735	649
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		792	612
9.125%, 11/26/2049		409	316
8.000%, 11/26/2029		1,480	1,267
8.000%, 11/26/2029 (A)		731	625
Republic of Angola Via Avenir II BV MTN
12.638%, ICE LIBOR USD 6 Month + 7.500%, 07/03/2023 (B)		2,476	2,483
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,189	2,933
			17,643

Argentina — 0.9%
Argentine Republic Government International Bond
3.500%, 07/09/2041 (C)		8,145	2,299
1.500%, 07/09/2035 (C)		23,608	6,136
1.000%, 07/09/2029		450	126
0.500%, 07/09/2029	EUR	13	3
0.500%, 07/09/2030 (C)		$1,265	367
0.125%, 07/09/2030	EUR	403	103
MSU Energy
6.875%, 02/01/2025 (A)		$285	215
Provincia de Buenos Aires MTN
5.250%, 09/01/2037 (C)		2,799	981
3.000%, 09/01/2037 (C)	EUR	666	174

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Provincia de Cordoba
6.875%, 12/10/2025 (A)(C)		$540	$459
			10,863

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	163
3.600%, 02/02/2031		1,065	820
			983

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	200

Azerbaijan — 1.0%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,895	1,810
3.500%, 09/01/2032		1,324	1,127
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		1,132	1,152
6.875%, 03/24/2026		5,285	5,379
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,380	2,446
6.950%, 03/18/2030		430	442
			12,356

Bahamas — 0.1%
Bahamas Government International Bond
6.000%, 11/21/2028		950	716

Bahrain — 0.5%
Bahrain Government International Bond
5.450%, 09/16/2032		3,550	3,164
Bahrain Government International Bond MTN
4.250%, 01/25/2028		797	734
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,094	986
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		560	588
8.375%, 11/07/2028		450	473
7.625%, 11/07/2024 (A)		220	223
			6,168

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	118
4.950%, 01/22/2035		819	609
4.875%, 01/19/2032		882	720
			1,447

Bermuda — 0.3%
Bermuda Government International Bond
5.000%, 07/15/2032		$409	410
4.750%, 02/15/2029 (A)		1,244	1,235

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 02/15/2029		$1,754	$1,742
3.717%, 01/25/2027		431	414
2.375%, 08/20/2030		221	188
			3,989

Brazil — 8.1%
Braskem Netherlands Finance BV
7.250%, 02/13/2033 (A)		1,289	1,238
Brazil Letras do Tesouro Nacional
0.000%, 07/01/2023 (D)	BRL	70,349	13,449
0.000%, 01/01/2024 (D)		68,366	12,288
0.000%, 01/01/2025 (D)		34,000	5,487
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$57	56
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		788	776
5.333%, 02/15/2028		616	606
5.333%, 02/15/2028 (A)		134	132
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033	BRL	17,856	3,087
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035		268	214
6.000%, 05/15/2045		119	93
6.000%, 08/15/2050		519	404
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2025		93,531	17,893
10.000%, 01/01/2027		67,063	12,424
10.000%, 01/01/2029		67,891	12,080
10.000%, 01/01/2031		25,306	4,372
Brazilian Government International Bond
5.625%, 01/07/2041		$757	669
5.625%, 02/21/2047		1,589	1,335
5.000%, 01/27/2045		1,719	1,349
4.750%, 01/14/2050		6,784	5,005
3.875%, 06/12/2030		799	715
2.875%, 06/06/2025		1,625	1,556
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	189
CSN Inova Ventures
6.750%, 01/28/2028 (A)		592	556
CSN Resources
4.625%, 06/10/2031 (A)		625	481
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		620	532
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,225	963
7.250%, 06/30/2031		350	275
Minerva Luxembourg
4.375%, 03/18/2031 (A)		297	244
MV24 Capital BV
6.748%, 06/01/2034 (A)		355	327
Nexa Resources
5.375%, 05/04/2027 (A)		2,591	2,446

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Suzano Austria GmbH (A)
7.000%, 03/16/2047		$399	$412
6.000%, 01/15/2029		288	290
5.000%, 01/15/2030		494	471
			102,414

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	543	421

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (B)	JPY	245,168	1,644

Chile — 2.4%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$226	166
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)		255	219
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,046	953
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	634,686	815
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		2,910,000	4,266
6.000%, 01/01/2043		375,000	526
5.000%, 10/01/2028 (A)		1,115,000	1,417
5.000%, 03/01/2035		465,000	583
4.700%, 09/01/2030 (A)		2,155,000	2,643
4.500%, 03/01/2026		2,160,000	2,623
2.800%, 10/01/2033 (A)		640,000	675
Cencosud
4.375%, 07/17/2027 (A)		$1,819	1,710
Chile Government International Bond
3.500%, 01/31/2034		228	203
3.250%, 09/21/2071		379	245
3.100%, 05/07/2041 (E)		1,575	1,180
3.100%, 01/22/2061 (E)		308	200
2.750%, 01/31/2027		1,103	1,039
2.550%, 01/27/2032		893	762
2.550%, 07/27/2033		5,934	4,876
2.450%, 01/31/2031 (E)		327	282
1.875%, 05/27/2030	EUR	230	217
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$350	239
3.068%, 08/18/2050		250	156
Empresa Nacional del Petroleo
5.250%, 11/06/2029		749	714
4.500%, 09/14/2047		200	153
3.450%, 09/16/2031 (A)		331	273
Nacional del Cobre de Chile
5.125%, 02/02/2033 (A)		2,461	2,480

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.750%, 01/15/2031 (A)		$234	$215
3.700%, 01/30/2050 (A)(E)		452	341
3.150%, 01/14/2030		300	269
3.000%, 09/30/2029 (E)		224	200
			30,640

China — 1.8%
Blossom Joy
3.100% (B)(F)		202	190
China Government Bond
3.810%, 09/14/2050	CNY	5,900	945
3.720%, 04/12/2051		3,000	472
3.530%, 10/18/2051		7,510	1,147
3.280%, 12/03/2027		23,300	3,491
3.270%, 11/19/2030		3,100	467
3.120%, 10/25/2052		800	114
3.020%, 10/22/2025		24,700	3,645
3.020%, 05/27/2031		1,500	221
2.800%, 03/24/2029		3,500	509
2.790%, 12/15/2029		2,200	319
2.750%, 06/15/2029		3,000	435
2.750%, 02/17/2032		3,000	432
2.690%, 08/12/2026		4,000	584
2.620%, 09/25/2029		3,000	431
2.600%, 09/01/2032		3,000	426
China Government International Bond
3.250%, 10/19/2023		$1,192	1,185
1.250%, 10/26/2026 (A)		559	510
0.550%, 10/21/2025		626	572
0.400%, 10/21/2023		2,410	2,361
Chinalco Capital Holdings
4.100% (B)(F)		224	219
2.125%, 06/03/2026		173	158
Dianjian Haiyu
4.300% (B)(F)		204	201
Meituan
3.050%, 10/28/2030 (E)		204	164
Minmetals Bounteous Finance BVI
3.375% (B)(F)		805	779
Powerchina Roadbridge Group British Virgin Islands
3.080% (B)(F)		285	266
Prosus NV MTN
3.061%, 07/13/2031 (A)		907	714
Shimao Group Holdings
5.600%, 07/15/2026 (G)		1,949	272
5.200%, 01/30/2025		1,406	196
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (A)		450	295
Wanda Properties International
7.250%, 01/29/2024		600	534

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Wanda Properties Overseas
6.875%, 07/23/2023		$232	$221
			22,475

Colombia — 4.6%
AI Candelaria Spain (A)
7.500%, 12/15/2028		377	344
5.750%, 06/15/2033		780	553
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	1,006
8.000%, 04/20/2033		$5,683	5,821
7.500%, 02/02/2034		2,504	2,457
6.125%, 01/18/2041 (E)		3,543	2,891
5.625%, 02/26/2044		132	100
5.200%, 05/15/2049		3,468	2,416
5.000%, 06/15/2045		1,473	1,028
4.500%, 03/15/2029		463	408
4.125%, 02/22/2042		1,266	817
4.125%, 05/15/2051		1,675	1,030
3.875%, 02/15/2061		1,035	595
3.250%, 04/22/2032		219	163
3.000%, 01/30/2030		2,121	1,662
Colombian TES
10.000%, 07/24/2024	COP	5,543,500	1,178
9.250%, 05/28/2042		11,156,000	1,886
7.750%, 09/18/2030		4,278,900	748
7.500%, 08/26/2026		25,308,900	4,884
7.250%, 10/18/2034		20,633,000	3,166
7.250%, 10/26/2050		4,553,000	602
7.000%, 03/26/2031		23,699,100	3,900
7.000%, 03/26/2031		1,211,900	199
7.000%, 06/30/2032		26,128,900	4,141
6.250%, 11/26/2025		4,047,300	778
6.250%, 07/09/2036		7,144,600	965
6.000%, 04/28/2028		25,091,300	4,308
5.750%, 11/03/2027		24,852,700	4,312
Ecopetrol
8.875%, 01/13/2033		$1,205	1,220
6.875%, 04/29/2030		492	453
5.875%, 11/02/2051		346	234
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	2,351,000	383
7.625%, 09/10/2024		3,116,000	601
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	219
7.875%, 08/12/2024		884,000	172
Geopark
5.500%, 01/17/2027 (A)		$711	597
Gran Tierra Energy
7.750%, 05/23/2027 (A)(E)		543	425
Grupo Aval
4.375%, 02/04/2030 (A)		812	628

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Promigas ESP
3.750%, 10/16/2029		$740	$584
SierraCol Energy Andina
6.000%, 06/15/2028 (A)		1,237	953
			58,827

Costa Rica — 0.6%
Costa Rica Government International Bond
7.158%, 03/12/2045		387	382
7.000%, 04/04/2044		1,029	1,005
7.000%, 04/04/2044		230	225
6.550%, 04/03/2034 (A)		4,771	4,795
6.550%, 04/03/2034		496	498
6.125%, 02/19/2031		797	791
			7,696

Czech Republic — 2.5%
Czech Republic Government Bond
6.000%, 02/26/2026	CZK	72,840	3,458
5.500%, 12/12/2028		77,820	3,720
5.000%, 09/30/2030		19,660	923
4.200%, 12/04/2036		7,740	342
2.750%, 07/23/2029		80,900	3,336
2.500%, 08/25/2028 (E)		121,460	5,006
2.400%, 09/17/2025		29,490	1,275
2.000%, 10/13/2033		107,900	3,907
1.950%, 07/30/2037		46,700	1,576
1.750%, 06/23/2032		18,680	679
1.500%, 04/24/2040		27,480	797
1.200%, 03/13/2031		39,780	1,416
1.000%, 06/26/2026		46,200	1,887
0.950%, 05/15/2030		5,750	206
0.250%, 02/10/2027		44,470	1,725
0.050%, 11/29/2029		49,560	1,686
			31,939

Dominican Republic — 2.0%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	276,320	5,017
Dominican Republic International Bond
9.750%, 06/05/2026		19,150	342
7.450%, 04/30/2044 (A)		$687	659
7.450%, 04/30/2044		2,443	2,345
7.050%, 02/03/2031 (A)		2,111	2,143
7.050%, 02/03/2031		556	565
6.850%, 01/27/2045		1,386	1,235
6.500%, 02/15/2048		2,764	2,337
6.400%, 06/05/2049 (E)		1,171	975
6.000%, 02/22/2033		4,621	4,230
5.875%, 04/18/2024 (A)		47	47
5.875%, 01/30/2060		3,012	2,299
5.300%, 01/21/2041 (E)		2,310	1,798

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.500%, 01/30/2030		$1,278	$1,111
			25,103

Ecuador — 0.8%
Ecuador Government International Bond
5.500%, 07/31/2030 (C)		1,278	594
5.500%, 07/31/2030 (A)(C)		785	365
2.500%, 07/31/2035 (A)(C)		8,360	2,778
2.500%, 07/31/2035 (C)(E)		12,413	4,125
1.500%, 07/31/2040 (C)(E)		3,736	1,116
1.500%, 07/31/2040 (A)(C)(E)		2,558	764
0.000%, 07/31/2030 (A)(D)		1,086	324
			10,066

Egypt — 1.5%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	112
14.556%, 10/13/2027		11,537	286
14.382%, 01/12/2031		4,531	105
14.292%, 01/05/2028		19,000	465
Egypt Government International Bond
16.100%, 05/07/2029		14,920	383
8.875%, 05/29/2050		$2,395	1,404
8.700%, 03/01/2049 (A)		389	227
7.903%, 02/21/2048		200	110
7.625%, 05/29/2032		4,077	2,580
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,691	1,556
7.500%, 01/31/2027		472	362
7.300%, 09/30/2033		1,964	1,202
7.300%, 09/30/2033 (A)		1,414	865
7.053%, 01/15/2032 (A)		1,152	717
6.375%, 04/11/2031 (A)	EUR	1,327	858
6.375%, 04/11/2031		2,720	1,758
5.800%, 09/30/2027 (A)		$2,539	1,777
5.800%, 09/30/2027		685	479
5.625%, 04/16/2030	EUR	732	475
4.750%, 04/11/2025		457	406
4.750%, 04/11/2025 (A)		443	393
4.750%, 04/16/2026		420	335
Egypt Treasury Bills
0.000%, 04/18/2023 (D)	EGP	26,750	863
Egyptian Financial for Sovereign Taskeek
10.875%, 02/28/2026 (A)		$1,929	1,769
			19,487

El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		7,193	3,677
8.625%, 02/28/2029		1,431	759
8.250%, 04/10/2032		508	268
7.650%, 06/15/2035		259	121
7.125%, 01/20/2050		640	291

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 01/18/2027 (A)		$412	$229
			5,345

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024 (A)		477	333
6.625%, 12/11/2024		400	280
			613

Gabon — 0.2%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		1,110	846
6.950%, 06/16/2025 (A)		608	563
6.625%, 02/06/2031		210	160
6.375%, 12/12/2024 (A)		481	459
			2,028

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		280	249
Georgian Railway JSC
4.000%, 06/17/2028 (A)		481	410
			659

Ghana — 0.7%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,055	726
10.750%, 10/14/2030 (E)		5,024	3,455
8.875%, 05/07/2042 (G)		1,286	430
8.750%, 03/11/2061 (G)		693	232
8.625%, 04/07/2034 (G)		3,190	1,092
7.875%, 02/11/2035 (G)		1,101	380
7.750%, 04/07/2029 (G)		870	300
7.625%, 05/16/2029 (G)		2,188	757
Republic of Ghana Government Bonds
19.250%, 12/18/2023	GHS	4,011	300
Tullow Oil (A)
10.250%, 05/15/2026		$351	271
7.000%, 03/01/2025 (E)		1,241	733
			8,676

Guatemala — 0.5%
CT Trust
5.125%, 02/03/2032 (A)		762	637
Guatemala Government Bond
5.375%, 04/24/2032		540	523
5.250%, 08/10/2029 (A)(E)		701	682
5.250%, 08/10/2029		1,906	1,855
4.900%, 06/01/2030		496	472
4.650%, 10/07/2041		210	172
4.500%, 05/03/2026		185	181
3.700%, 10/07/2033 (A)		1,008	841
3.700%, 10/07/2033		700	584
Millicom International Cellular (A)
6.250%, 03/25/2029		288	266

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.125%, 01/15/2028		$508	$454
			6,667

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	290
5.625%, 06/24/2030 (E)		1,281	1,009
			1,299

Hong Kong — 0.1%
Hong Kong Government International Bond MTN
5.250%, 01/11/2053		201	223
NWD
4.125%, 07/18/2029		757	627
			850

Hungary — 1.8%
Hungary Government Bond
6.750%, 10/22/2028	HUF	337,630	855
5.500%, 06/24/2025		385,120	972
4.750%, 11/24/2032		936,290	2,024
4.500%, 03/23/2028		1,275,500	2,953
4.500%, 05/27/2032		354,560	758
3.250%, 10/22/2031		516,860	1,016
3.000%, 10/27/2027		580,540	1,261
3.000%, 08/21/2030		270,390	542
3.000%, 10/27/2038		410,390	649
2.250%, 04/20/2033		358,650	612
2.000%, 05/23/2029 (E)		875,310	1,713
Hungary Government International Bond
7.625%, 03/29/2041		$190	213
6.750%, 09/25/2052 (A)		2,032	2,100
6.750%, 09/25/2052		242	250
6.125%, 05/22/2028 (A)		1,204	1,234
5.500%, 06/16/2034		400	385
4.250%, 06/16/2031	EUR	759	749
3.125%, 09/21/2051		$2,328	1,425
3.125%, 09/21/2051 (A)(E)		299	183
2.125%, 09/22/2031		1,438	1,103
2.125%, 09/22/2031 (A)		1,179	904
1.750%, 06/05/2035	EUR	1,547	1,146
1.500%, 11/17/2050		552	302
			23,349

India — 0.5%
Adani Electricity Mumbai
3.949%, 02/12/2030		$810	578
3.949%, 02/12/2030 (A)		540	385
Export-Import Bank of India MTN
3.250%, 01/15/2030		860	755
2.250%, 01/13/2031		615	492
Greenko Power II
4.300%, 12/13/2028		500	431

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(F)		$260	$247
Power Finance MTN
3.950%, 04/23/2030 (A)		569	499
Reliance Industries (A)
3.625%, 01/12/2052		671	473
2.875%, 01/12/2032		800	665
UPL
4.625%, 06/16/2030		750	631
Vedanta Resources
7.125%, 05/31/2023		200	186
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	229
8.950%, 03/11/2025		760	469
			6,040

Indonesia — 7.0%
Freeport Indonesia
6.200%, 04/14/2052 (A)(E)		662	606
Freeport Indonesia MTN
5.315%, 04/14/2032		641	597
5.315%, 04/14/2032 (A)		440	410
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		1,165	1,037
5.710%, 11/15/2023		618	617
4.750%, 05/15/2025		240	236
Indonesia Government International Bond
8.500%, 10/12/2035		1,265	1,638
5.650%, 01/11/2053		452	470
4.850%, 01/11/2033		3,509	3,488
4.750%, 02/11/2029		119	120
4.650%, 09/20/2032		464	462
4.550%, 01/11/2028		1,336	1,333
4.300%, 03/31/2052		311	270
4.150%, 09/20/2027		1,555	1,529
3.500%, 01/11/2028		1,859	1,781
2.850%, 02/14/2030		2,540	2,291
2.150%, 07/28/2031		1,395	1,156
1.400%, 10/30/2031	EUR	641	547
1.300%, 03/23/2034		743	589
1.100%, 03/12/2033		690	551
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$1,268	1,238
4.625%, 04/15/2043		698	649
3.750%, 06/14/2028	EUR	1,057	1,128
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	36,550,000	2,728
8.750%, 05/15/2031		46,746,000	3,503
8.375%, 03/15/2034		63,445,000	4,684
8.375%, 04/15/2039		44,180,000	3,311

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.250%, 05/15/2029	IDR	34,660,000	$2,516
8.250%, 06/15/2032		12,030,000	887
8.250%, 05/15/2036		70,063,000	5,157
8.125%, 05/15/2024		73,060,000	4,977
7.500%, 08/15/2032		26,770,000	1,869
7.500%, 06/15/2035		17,596,000	1,222
7.500%, 05/15/2038		24,494,000	1,700
7.500%, 04/15/2040		29,005,000	2,014
7.125%, 06/15/2042		19,250,000	1,297
7.125%, 06/15/2043		41,766,000	2,817
7.000%, 05/15/2027		28,700,000	1,953
7.000%, 09/15/2030		22,578,000	1,538
7.000%, 02/15/2033		79,722,000	5,398
6.875%, 08/15/2051		28,231,000	1,848
6.500%, 06/15/2025		5,895,000	394
6.500%, 02/15/2031		28,458,000	1,885
6.375%, 08/15/2028		40,172,000	2,679
6.375%, 04/15/2032		45,027,000	2,936
6.375%, 07/15/2037		1,500,000	95
5.125%, 04/15/2027		19,322,000	1,234
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	420
Minejesa Capital BV (A)
5.625%, 08/10/2037		995	777
4.625%, 08/10/2030		386	339
Pertamina Persero MTN
3.650%, 07/30/2029 (A)		1,035	957
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	891	727
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	719
6.150%, 05/21/2048 (A)		657	638
4.375%, 02/05/2050 (A)		265	200
Perusahaan Penerbit SBSN Indonesia III
4.700%, 06/06/2032		355	354
Perusahaan Perseroan Persero Perusahaan Listrik Negara
4.875%, 07/17/2049 (E)		311	254
1.875%, 11/05/2031	EUR	250	204
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.450%, 05/21/2028		$200	199
5.250%, 05/15/2047		480	414
3.375%, 02/05/2030 (E)		750	651
3.000%, 06/30/2030		565	485
			88,723

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		671	624
5.800%, 01/15/2028		156	145
			769

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Israel — 0.2%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		$431	$374
Israel Government International Bond
4.500%, 01/17/2033		1,164	1,159
4.500%, 04/03/2120		759	634
Leviathan Bond
6.750%, 06/30/2030 (A)		394	367
			2,534

Ivory Coast — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,619	1,294
6.625%, 03/22/2048		795	596
6.625%, 03/22/2048		3,365	2,523
6.625%, 03/22/2048 (A)		98	73
6.125%, 06/15/2033		$400	346
5.875%, 10/17/2031	EUR	325	289
5.875%, 10/17/2031 (A)		205	183
5.250%, 03/22/2030		1,826	1,623
4.875%, 01/30/2032		1,145	945
			7,872

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (E)		$667	562
7.375%, 10/10/2047 (A)		228	192
5.850%, 07/07/2030		872	775
5.850%, 07/07/2030 (A)(E)		559	497
4.950%, 07/07/2025		270	258
			2,284

Kazakhstan — 1.0%
Development Bank of Kazakhstan JSC
2.950%, 05/06/2031 (A)		465	363
Kazakhstan Government International Bond
4.875%, 10/14/2044		2,204	1,961
4.875%, 10/14/2044 (A)(E)		1,020	908
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (A)		1,071	1,114
2.375%, 11/09/2028 (A)	EUR	475	466
1.500%, 09/30/2034		1,759	1,376
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$1,974	1,638
6.375%, 10/24/2048		200	166
5.750%, 04/19/2047 (A)		1,852	1,444
5.750%, 04/19/2047		63	49
5.375%, 04/24/2030 (A)		984	878
KazMunayGas National JSC MTN
5.375%, 04/24/2030		1,975	1,761

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
KazTransGas JSC
4.375%, 09/26/2027	$597	$534
4.375%, 09/26/2027 (A)	165	148
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)	450	338
		13,144

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048 (E)	801	585
7.000%, 05/22/2027 (E)	1,914	1,617
7.000%, 05/22/2027 (A)	493	416
6.875%, 06/24/2024 (A)	1,966	1,812
		4,430

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)	222	226
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)	680	605
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(B)(F)	513	464
		1,295

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)	7,412	459
8.200%, 05/17/2033 (G)	2,700	169
6.850%, 03/23/2027 (G)	742	46
6.750%, 11/29/2027 (G)	1,123	70
6.650%, 04/22/2024 (G)	2,250	139
6.000%, 01/27/2023 (G)	560	34
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (G)	8,178	501
7.000%, 03/20/2028 (G)	2,048	125
6.850%, 05/25/2029 (G)	1,996	125
6.650%, 11/03/2028 (G)	2,310	142
6.650%, 02/26/2030 (G)	1,870	116
6.600%, 11/27/2026 (G)	1,613	99
6.400%, 05/26/2023 (G)	2,649	166
6.375%, 12/31/2023 (G)	5,489	342
6.150%, 12/31/2023 (G)	2,616	162
6.100%, 10/04/2022 (G)	9,077	565
6.100%, 10/04/2022 (G)	569	35
5.800%, 04/14/2023 (G)	2,787	173
		3,468

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028	371	312

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 07/15/2025		$87	$80
			392

Macedonia — 0.0%
North Macedonia Government International Bond
6.250%, 02/15/2027	EUR	141	154

Malaysia — 5.8%
Malaysia Government Bond
5.248%, 09/15/2028	MYR	3,617	882
4.935%, 09/30/2043		2,200	539
4.921%, 07/06/2048		3,070	740
4.893%, 06/08/2038		3,650	894
4.762%, 04/07/2037		2,333	559
4.696%, 10/15/2042		3,600	868
4.642%, 11/07/2033		500	120
4.504%, 04/30/2029		8,614	2,020
4.498%, 04/15/2030		4,090	965
4.392%, 04/15/2026		3,480	810
4.254%, 05/31/2035		16,024	3,664
4.232%, 06/30/2031		1,200	278
4.181%, 07/15/2024		4,186	961
4.065%, 06/15/2050		3,119	665
4.059%, 09/30/2024		7,200	1,653
3.955%, 09/15/2025		35,156	8,087
3.906%, 07/15/2026		17,274	3,978
3.900%, 11/30/2026		4,085	939
3.899%, 11/16/2027		12,332	2,837
3.885%, 08/15/2029		11,247	2,551
3.882%, 03/14/2025		25,169	5,775
3.828%, 07/05/2034		28,512	6,309
3.800%, 08/17/2023		13,526	3,076
3.757%, 05/22/2040		18,830	4,014
3.733%, 06/15/2028		22,341	5,069
3.582%, 07/15/2032		11,158	2,464
3.502%, 05/31/2027		8,086	1,829
3.478%, 06/14/2024		4,234	964
2.632%, 04/15/2031		18,547	3,828
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	280
4.119%, 11/30/2034		1,248	281
4.070%, 09/30/2026		6,500	1,500
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,230	1,078
Petronas Capital MTN
4.550%, 04/21/2050		1,401	1,291
3.500%, 04/21/2030		405	377
2.480%, 01/28/2032		1,522	1,294
			73,439

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mexico — 10.1%
Alpek SAB
4.250%, 09/18/2029 (A)		$653	$588
America Movil
7.125%, 12/09/2024	MXN	18,110	936
Banco Mercantil del Norte (A)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (B)		$476	412
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (B)		2,043	1,938
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.643% (B)		417	354
Cemex (A)
9.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.907% (B)(F)		1,231	1,233
5.450%, 11/19/2029		750	706
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (B)(F)		200	179
3.875%, 07/11/2031		572	476
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	2,011
6.264%, 02/15/2052 (A)		$263	218
4.750%, 02/23/2027 (A)		258	244
4.688%, 05/15/2029 (A)		1,872	1,676
3.875%, 07/26/2033		720	547
3.348%, 02/09/2031 (A)		391	309
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		178	146
Mexican Bonos
8.000%, 11/07/2047	MXN	106,353	5,240
7.750%, 11/13/2042		176,761	8,535
7.500%, 06/03/2027		274,257	14,396
5.750%, 03/05/2026		57,733	2,884
Mexican Bonos, Ser M20
10.000%, 12/05/2024		40,971	2,253
8.500%, 05/31/2029		245,408	13,372
7.750%, 05/29/2031		270,909	14,072
Mexican Bonos, Ser M30
8.500%, 11/18/2038		202,143	10,685
Mexican Udibonos
3.500%, 11/16/2023		72,009	3,889
Mexico Cetes
0.000%, 02/06/2025 (D)		607,111	2,737
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	551
Mexico Government International Bond
6.350%, 02/09/2035		1,179	1,252
5.400%, 02/09/2028		836	861
4.875%, 05/19/2033		863	826
4.750%, 04/27/2032		487	467
4.600%, 02/10/2048 (E)		394	321

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.500%, 04/22/2029		$477	$466
4.280%, 08/14/2041		676	552
3.750%, 04/19/2071		705	468
3.500%, 02/12/2034		203	172
2.659%, 05/24/2031 (E)		4,401	3,673
2.375%, 02/11/2030	EUR	800	761
Mexico Government International Bond MTN
5.750%, 10/12/2110 (E)		$2,606	2,328
4.750%, 03/08/2044		386	328
Minera Mexico
4.500%, 01/26/2050 (A)		627	478
Petroleos Mexicanos
10.000%, 02/07/2033 (A)(E)		7,703	7,384
7.690%, 01/23/2050		301	212
7.690%, 01/23/2050 (A)		427	301
6.950%, 01/28/2060 (A)		308	199
6.700%, 02/16/2032		439	350
6.625%, 06/15/2035		3,100	2,261
6.500%, 03/13/2027		1,599	1,453
6.500%, 01/23/2029 (A)		285	245
6.500%, 01/23/2029 (E)		955	821
6.500%, 06/02/2041		279	186
6.490%, 01/23/2027		1,301	1,180
6.375%, 01/23/2045		710	448
6.350%, 02/12/2048		678	417
6.350%, 02/12/2048 (A)		430	265
6.350%, 02/12/2048		370	228
5.950%, 01/28/2031		1,490	1,140
5.950%, 01/28/2031 (A)		540	413
5.950%, 01/28/2031		200	153
5.350%, 02/12/2028 (A)		279	236
Petroleos Mexicanos MTN
6.875%, 08/04/2026		485	461
6.750%, 09/21/2047		1,248	811
6.750%, 09/21/2047		553	359
4.875%, 02/21/2028	EUR	755	683
Poinsettia Finance
6.625%, 06/17/2031		$5,230	4,341
			128,087

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	761
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		237	232
8.650%, 01/19/2028		208	204
5.125%, 04/07/2026		781	685
3.500%, 07/07/2027		1,101	870

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mongolia Government International Bond MTN
8.750%, 03/09/2024	$2,651	$2,651
		5,403

Morocco — 0.3%
Morocco Government International Bond
6.500%, 09/08/2033 (A)	927	955
6.500%, 09/08/2033	780	804
5.950%, 03/08/2028 (A)	1,873	1,914
5.500%, 12/11/2042	600	518
4.000%, 12/15/2050	305	207
		4,398

Mozambique — 0.1%
Mozambique International Bond
5.000%, 09/15/2031 (A)(C)	1,356	967
5.000%, 09/15/2031 (C)	200	143
		1,110

Nigeria — 1.0%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)	299	264
Nigeria Government International Bond
9.248%, 01/21/2049 (E)	322	234
8.747%, 01/21/2031	856	687
7.875%, 02/16/2032	923	694
7.696%, 02/23/2038	1,811	1,211
7.696%, 02/23/2038 (A)	601	402
Nigeria Government International Bond MTN
8.375%, 03/24/2029 (A)	1,578	1,298
8.375%, 03/24/2029	2,773	2,281
8.250%, 09/28/2051	709	468
8.250%, 09/28/2051 (A)	414	273
7.375%, 09/28/2033	2,504	1,769
7.375%, 09/28/2033 (A)	2,470	1,744
6.500%, 11/28/2027 (A)	287	233
6.125%, 09/28/2028 (A)	601	467
		12,025

Oman — 1.0%
Oman Government International Bond
7.000%, 01/25/2051 (E)	999	971
6.750%, 10/28/2027 (A)	1,094	1,142
6.750%, 10/28/2027	3,535	3,690
6.750%, 01/17/2048 (E)	3,039	2,868
6.750%, 01/17/2048 (A)	367	346
6.500%, 03/08/2047 (A)	611	561
6.250%, 01/25/2031 (E)	1,188	1,208
5.625%, 01/17/2028 (A)	1,422	1,419
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	245	246
		12,451

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025	$1,000	$389
6.875%, 12/05/2027	652	231
Pakistan Government International Bond MTN
7.375%, 04/08/2031	2,166	764
6.000%, 04/08/2026 (A)	2,351	852
		2,236

Panama — 1.6%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	311	241
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	492	423
Banco Nacional de Panama
2.500%, 08/11/2030 (A)(E)	791	614
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	510
Panama Government International Bond
9.375%, 04/01/2029	514	629
8.125%, 04/28/2034	478	554
6.853%, 03/28/2054	1,872	1,919
6.700%, 01/26/2036	735	777
6.400%, 02/14/2035	7,342	7,646
4.500%, 04/16/2050	735	559
4.500%, 04/01/2056	2,043	1,517
4.500%, 01/19/2063	2,551	1,836
4.300%, 04/29/2053	200	146
3.750%, 03/16/2025	600	584
2.252%, 09/29/2032	2,867	2,194
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)	208	172
		20,321

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028	282	257
8.375%, 10/04/2028 (A)	275	251
		508

Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034 (D)	1,241	828
Paraguay Government International Bond
6.100%, 08/11/2044	1,060	1,026
5.600%, 03/13/2048	903	800
5.400%, 03/30/2050	571	492
4.950%, 04/28/2031	440	426
2.739%, 01/29/2033	874	707
		4,279

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Peru — 3.3%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		$259	$243
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	970
Kallpa Generacion (A)
4.875%, 05/24/2026		$263	253
4.125%, 08/16/2027		936	869
Peru Government Bond
6.950%, 08/12/2031	PEN	2,670	691
5.350%, 08/12/2040		2,134	443
5.200%, 09/12/2023		800	211
Peruvian Government International Bond
8.750%, 11/21/2033		$490	616
8.200%, 08/12/2026	PEN	15	4
6.950%, 08/12/2031		9,883	2,558
6.900%, 08/12/2037		1,171	291
6.900%, 08/12/2037		3,326	828
6.850%, 02/12/2042		613	150
6.350%, 08/12/2028		1,880	487
6.350%, 08/12/2028		9,762	2,531
6.150%, 08/12/2032		27,794	6,750
5.940%, 02/12/2029		15,888	3,987
5.400%, 08/12/2034 (E)		17,315	3,860
5.400%, 08/12/2034		1,243	277
3.750%, 03/01/2030	EUR	200	207
3.300%, 03/11/2041		$745	558
3.230%, 07/28/2121		1,949	1,159
3.000%, 01/15/2034		1,368	1,115
2.783%, 01/23/2031		3,713	3,169
2.392%, 01/23/2026		712	671
1.950%, 11/17/2036	EUR	1,550	1,179
1.250%, 03/11/2033		2,088	1,635
Petroleos del Peru
5.625%, 06/19/2047		$6,268	4,060
5.625%, 06/19/2047 (A)		812	526
4.750%, 06/19/2032 (A)		1,201	893
4.750%, 06/19/2032		754	560
			41,751

Philippines — 1.1%
Philippine Government International Bond
6.375%, 10/23/2034		200	224
5.609%, 04/13/2033		210	223
5.500%, 01/17/2048		4,041	4,113
5.170%, 10/13/2027		499	511
5.000%, 07/17/2033		1,751	1,778
5.000%, 01/13/2037		464	464
4.625%, 07/17/2028		465	467
2.950%, 05/05/2045		824	591
2.650%, 12/10/2045		884	605
1.950%, 01/06/2032		4,816	3,904
1.750%, 04/28/2041	EUR	402	275

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.648%, 06/10/2031		$1,328	$1,063
			14,218

Poland — 3.3%
Bank Gospodarstwa Krajowego MTN
5.125%, 02/22/2033	EUR	805	891
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	9,759	2,404
3.750%, 05/25/2027		16,154	3,429
3.250%, 07/25/2025		8,670	1,894
2.750%, 04/25/2028		11,527	2,306
2.750%, 10/25/2029		19,891	3,825
2.500%, 07/25/2026		31,680	6,590
2.500%, 07/25/2027		10,957	2,212
1.750%, 04/25/2032		38,099	6,262
1.250%, 10/25/2030		23,736	3,954
0.250%, 10/25/2026		5,105	971
Republic of Poland Government International Bond
5.750%, 11/16/2032		$2,310	2,454
5.500%, 11/16/2027		774	806
5.500%, 04/04/2053		3,320	3,360
4.875%, 10/04/2033		291	290
Republic of Poland Government International Bond MTN
4.250%, 02/14/2043	EUR	353	371
			42,019

Qatar — 1.4%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (A)		$363	315
Qatar Government International Bond
5.103%, 04/23/2048		567	576
4.817%, 03/14/2049 (A)		1,634	1,599
4.817%, 03/14/2049		3,375	3,304
4.500%, 04/23/2028		1,149	1,166
4.400%, 04/16/2050 (A)		1,411	1,304
4.400%, 04/16/2050		2,827	2,613
4.000%, 03/14/2029 (A)		759	754
3.750%, 04/16/2030		861	841
3.750%, 04/16/2030 (A)		2,152	2,101
QatarEnergy
3.300%, 07/12/2051 (A)		234	174
3.125%, 07/12/2041 (A)		292	228
2.250%, 07/12/2031 (A)		705	598
2.250%, 07/12/2031		2,229	1,892
			17,465

Romania — 2.7%
Romania Government Bond
8.250%, 09/29/2032	RON	6,905	1,585
6.700%, 02/25/2032		24,775	5,157
4.850%, 07/25/2029		10,185	1,951
4.750%, 10/11/2034		2,535	437

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.150%, 10/24/2030	RON	2,875	$513
3.650%, 07/28/2025		12,120	2,472
3.650%, 09/24/2031		3,545	595
3.250%, 06/24/2026		3,585	698
2.500%, 10/25/2027		12,395	2,225
Romanian Government International Bond
7.625%, 01/17/2053 (A)		$624	667
7.125%, 01/17/2033 (A)		1,540	1,632
7.125%, 01/17/2033		754	799
6.625%, 02/17/2028 (A)(E)		606	628
5.250%, 11/25/2027 (A)		740	727
5.250%, 11/25/2027		384	377
5.125%, 06/15/2048		244	204
4.000%, 02/14/2051		1,394	972
3.624%, 05/26/2030	EUR	409	376
2.625%, 12/02/2040 (A)		1,164	731
2.000%, 04/14/2033 (A)		179	132
Romanian Government International Bond MTN
7.625%, 01/17/2053		$324	346
6.625%, 09/27/2029	EUR	260	288
4.625%, 04/03/2049 (E)		1,242	1,000
4.125%, 03/11/2039		610	490
3.875%, 10/29/2035		1,700	1,406
3.750%, 02/07/2034		2,450	2,075
3.375%, 02/08/2038 (A)		1,163	877
3.375%, 01/28/2050		1,600	1,048
2.875%, 05/26/2028 (E)		261	249
2.875%, 04/13/2042		675	428
2.875%, 04/13/2042 (A)		260	165
2.500%, 02/08/2030 (A)		657	571
2.125%, 03/07/2028		715	662
2.124%, 07/16/2031		471	371
2.000%, 01/28/2032		960	734
2.000%, 04/14/2033		990	732
			34,320

Russia — 0.0%
Russian Federal Bond - OFZ
8.150%, 02/03/2027 (G)	RUB	87,350	56
7.050%, 01/19/2028 (G)		271,518	175
7.000%, 07/30/2036 (G)		86,250	55
6.900%, 07/23/2031 (G)		32,372	21
6.700%, 03/14/2029 (G)		35,842	23
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030 (G)		$–	–
4.375%, 03/21/2029 (G)		3,000	150
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	32
6.800%, 11/22/2025 (A)		150	8
			520

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Arabia — 1.7%
EIG Pearl Holdings Sarl
3.545%, 08/31/2036 (A)		$457	$390
Gaci First Investment
5.250%, 10/13/2032 (E)		2,875	2,979
Global Sukuk
1.602%, 06/17/2026 (E)		847	774
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		920	824
4.250%, 04/16/2039		160	143
Saudi Government International Bond
5.500%, 10/25/2032 (A)		1,710	1,824
5.250%, 01/16/2050		680	659
4.375%, 04/16/2029		2,212	2,206
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		724	674
5.000%, 01/18/2053 (A)		3,287	3,055
4.750%, 01/18/2028 (A)		1,692	1,711
4.625%, 10/04/2047 (A)		2,683	2,388
4.500%, 10/26/2046		400	351
2.250%, 02/02/2033 (A)		2,776	2,278
TMS Issuer Sarl
5.780%, 08/23/2032 (A)(E)		1,048	1,089
			21,345

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,450	1,002
5.375%, 06/08/2037 (A)	EUR	1,303	906
4.750%, 03/13/2028 (A)		239	218
4.750%, 03/13/2028		181	165
			2,291

Serbia — 0.5%
Serbia International Bond
6.500%, 09/26/2033 (A)		$456	453
6.500%, 09/26/2033		413	410
6.250%, 05/26/2028 (A)		426	430
3.125%, 05/15/2027	EUR	320	313
1.650%, 03/03/2033		522	373
1.500%, 06/26/2029		2,863	2,369
Serbia International Bond MTN
2.050%, 09/23/2036		1,389	909
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	406
4.500%, 01/11/2026		15,250	137
4.500%, 08/20/2032		10,270	80
			5,880

South Africa — 5.8%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	311
Eskom Holdings SOC
7.125%, 02/11/2025 (A)		1,843	1,804

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.314%, 07/23/2027		$1,189	$1,057
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		391	379
7.500%, 09/15/2033	ZAR	35,200	1,456
6.750%, 08/06/2023 (A)		$1,063	1,054
Republic of South Africa
10.500%, 12/21/2026	ZAR	155,324	9,310
9.000%, 01/31/2040		47,507	2,176
8.875%, 02/28/2035		176,421	8,521
8.750%, 01/31/2044		120,088	5,242
8.750%, 02/28/2048		144,863	6,233
8.500%, 01/31/2037		117,427	5,322
8.250%, 03/31/2032		94,762	4,656
8.000%, 01/31/2030		50,429	2,587
7.000%, 02/28/2031		153,394	7,151
6.500%, 02/28/2041		23,055	817
6.300%, 06/22/2048		$240	191
6.250%, 03/31/2036	ZAR	62,855	2,377
5.875%, 09/16/2025		$852	851
5.750%, 09/30/2049		4,734	3,468
5.650%, 09/27/2047		946	698
4.850%, 09/27/2027 (E)		420	400
4.300%, 10/12/2028		723	648
Republic of South Africa Government International Bond
7.300%, 04/20/2052		2,286	1,983
5.875%, 04/20/2032 (E)		2,591	2,352
Sasol Financing USA
6.500%, 09/27/2028		360	336
5.875%, 03/27/2024		442	437
4.375%, 09/18/2026		351	317
Transnet SOC
8.250%, 02/06/2028 (A)(E)		1,208	1,202
			73,336

South Korea — 0.8%
Export-Import Bank of Korea
5.125%, 01/11/2033		204	212
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	596
7.250%, 12/07/2024		700,000	47
5.750%, 03/05/2024		12,200,000	807
Korea Treasury Bond
3.125%, 09/10/2027	KRW	10,654,590	8,140
			9,802

Sri Lanka — 0.5%
Sri Lanka Government International Bond
7.850%, 03/14/2029 (G)		$1,598	559
7.550%, 03/28/2030 (G)		1,255	439
6.850%, 03/14/2024 (G)		512	180
6.850%, 11/03/2025 (G)		1,339	485
6.825%, 07/18/2026 (A)(G)		909	330

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.825%, 07/18/2026 (G)		$500	$181
6.750%, 04/18/2028 (G)		2,648	927
6.750%, 04/18/2028 (A)(G)		5,379	1,883
6.350%, 06/28/2024 (A)(G)		864	305
6.200%, 05/11/2027 (G)		1,924	674
5.750%, 04/18/2023 (G)		434	153
			6,116

Supra-National — 0.3%
Africa Finance
2.875%, 04/28/2028 (A)		1,679	1,375
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	161
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	305
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (D)	MXN	15,200	220
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	797
4.700%, 10/22/2031 (A)		683	557
4.700%, 10/22/2031		280	229
European Bank for Reconstruction & Development MTN
5.200%, 05/28/2024	IDR	11,593,600	766
			4,410

Taiwan — 0.1%
TSMC Arizona
4.250%, 04/22/2032 (E)		$444	440
3.250%, 10/25/2051		220	171
2.500%, 10/25/2031		200	172
			783

Thailand — 2.5%
GC Treasury Center MTN
4.300%, 03/18/2051 (A)		735	530
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	103
3.775%, 06/25/2032		12,597	412
3.650%, 06/20/2031		58,000	1,867
3.450%, 06/17/2043		75,234	2,387
3.400%, 06/17/2036		184,784	5,844
3.390%, 06/17/2037		3,000	95
3.300%, 06/17/2038		88,684	2,758
2.875%, 12/17/2028		19,665	599
2.875%, 06/17/2046		3,431	99
2.750%, 06/17/2052		1,861	51
2.650%, 06/17/2028		61,000	1,839
2.400%, 12/17/2023		35,000	1,030
2.125%, 12/17/2026		10,313	304
2.000%, 12/17/2031		101,883	2,906
2.000%, 06/17/2042		96,520	2,473
1.600%, 12/17/2029		7,000	197
1.600%, 06/17/2035		27,023	709

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.585%, 12/17/2035	THB	73,597	$1,916
1.450%, 12/17/2024		67,979	1,977
1.250%, 03/12/2028		56,563	1,814
1.000%, 06/17/2027		39,000	1,095
			31,005

Tunisia — 0.3%
Tunisian Republic
6.375%, 07/15/2026 (A)	EUR	1,752	1,007
6.375%, 07/15/2026		622	358
5.750%, 01/30/2025 (E)		$636	359
5.625%, 02/17/2024	EUR	2,477	1,956
			3,680

Turkey — 1.8%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$655	553
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (A)		2,508	2,408
5.125%, 06/22/2026		1,348	1,226
Turkey Government Bond
1.500%, 06/18/2025	TRY	11,317	2,003
Turkey Government International Bond
9.375%, 03/14/2029		$1,690	1,720
9.375%, 03/14/2029		758	772
6.875%, 03/17/2036		550	470
6.500%, 09/20/2033		711	606
6.375%, 10/14/2025		819	788
6.125%, 10/24/2028		1,295	1,164
5.950%, 01/15/2031		2,785	2,353
5.875%, 06/26/2031		2,181	1,813
5.750%, 05/11/2047		1,203	851
5.125%, 02/17/2028		711	621
4.875%, 10/09/2026		1,017	915
4.875%, 04/16/2043		2,960	1,957
Turkiye Ihracat Kredi Bankasi
9.375%, 01/31/2026 (A)		1,122	1,130
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		500	490
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	421
			22,261

Uganda — 0.4%
Republic of Uganda Government Bonds
16.000%, 05/14/2037	UGX	3,397,200	873
15.000%, 05/20/2032		10,975,900	2,831
14.250%, 06/22/2034		3,800,000	914
14.000%, 05/29/2025		1,793,400	475
			5,093

Ukraine — 0.6%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)(G)		$990	190

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.125%, 07/19/2024 (G)	EUR	720	$153
NPC Ukrenergo
6.875%, 11/09/2026 (A)(G)		$1,031	163
State Agency of Roads of Ukraine
6.250%, 06/24/2028 (G)		1,016	175
6.250%, 06/24/2028 (A)(G)		363	63
Ukraine Government Bond
16.000%, 05/24/2023	UAH	39,820	651
15.970%, 04/19/2023		39,820	651
Ukraine Government International Bond
15.840%, 02/26/2025 (G)		66,553	1,088
9.750%, 11/01/2028 (G)		$497	92
7.750%, 09/01/2023 (A)(G)		24	5
7.750%, 09/01/2025 (A)(G)		2,445	437
7.750%, 09/01/2026 (G)		1,905	344
7.750%, 09/01/2026 (A)(G)		636	115
7.750%, 09/01/2027 (G)		1,425	256
7.750%, 09/01/2027 (A)(G)		223	40
7.375%, 09/25/2032 (G)		2,001	343
7.253%, 03/15/2033 (G)		1,009	171
6.876%, 05/21/2029 (A)(G)		281	48
6.876%, 05/21/2031 (G)		6,242	1,068
6.750%, 06/20/2026 (G)	EUR	1,299	233
3.000%, 08/01/2041 (A)(B)(G)		$2,206	582
1.258%, 08/01/2041 (B)(G)		410	108
			6,976

United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		1,010	941
4.600%, 11/02/2047 (A)		2,523	2,349
3.650%, 11/02/2029 (A)		207	194
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,049	783
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051		720	521
3.000%, 09/15/2051 (A)		519	376
1.700%, 03/02/2031		496	418
1.625%, 06/02/2028		1,119	996
DAE Funding LLC
3.375%, 03/20/2028 (A)		550	494
DP World MTN (A)
6.850%, 07/02/2037 (E)		210	233
5.625%, 09/25/2048		439	424
4.700%, 09/30/2049		563	489
DP World Crescent MTN
4.848%, 09/26/2028 (E)		475	472
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (B)(F)		877	871

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050 (E)		$490	$354
Finance Department Government of Sharjah
6.500%, 11/23/2032 (A)		458	465
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,703	1,706
3.625%, 03/10/2033		282	228
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)		593	480
2.940%, 09/30/2040		3,622	2,930
2.625%, 03/31/2036 (A)		580	476
2.160%, 03/31/2034		1,535	1,320
MDGH GMTN RSC
5.500%, 04/28/2033 (A)		775	822
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		548	545
3.950%, 05/21/2050		200	168
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	343
UAE International Government Bond MTN
4.951%, 07/07/2052		332	335
			19,733

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	861,000	62

United States — 0.4%
JPMorgan Chase Bank MTN (A)
7.500%, 06/15/2035		28,736,000	1,996
7.000%, 09/18/2030 (B)		43,433,000	2,959
Sagicor Financial
5.300%, 05/13/2028		$520	492
			5,447

Uruguay — 0.5%
Uruguay Government International Bond
8.500%, 03/15/2028	UYU	61,264	1,461
8.250%, 05/21/2031		13,840	315
5.750%, 10/28/2034		$2,620	2,866
5.100%, 06/18/2050		170	170
4.975%, 04/20/2055 (E)		1,912	1,875
			6,687

Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		505	404
Republic of Uzbekistan International Bond MTN
5.375%, 02/20/2029		1,033	945
3.700%, 11/25/2030		205	164

SEI Institutional International Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		$1,744	$1,491
4.850%, 05/04/2026		769	657
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		810	641
			4,302

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		1,000	45
9.000%, 11/17/2021 (E)(G)		4,300	183
6.000%, 05/16/2024 (G)		10,192	438
6.000%, 05/16/2024 (G)		7,785	335
6.000%, 11/15/2026 (G)		13,215	529
5.500%, 04/12/2037 (G)		1,740	65
5.375%, 04/12/2027 (G)		4,563	182
Venezuela Government International Bond
9.250%, 05/07/2028 (G)		2,941	301
8.250%, 10/13/2024 (G)		3,304	339
7.750%, 10/13/2019 (G)		3,976	269
			2,686

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,111	938

Zambia — 0.9%
First Quantum Minerals (A)
6.875%, 03/01/2026		403	391
6.875%, 10/15/2027		529	510
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	48
13.000%, 12/18/2027		5,630	169

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
13.000%, 01/25/2031	ZMW	12,744	$310
11.000%, 01/25/2026		18,620	660
11.000%, 06/28/2026		78,885	2,651
10.000%, 06/28/2024		66,325	2,866
Zambia Government International Bond
8.970%, 07/30/2027 (G)		$3,131	1,376
8.500%, 04/14/2024 (G)		200	90
5.375%, 09/20/2022 (A)(G)		299	126
5.375%, 09/20/2023 (G)		3,757	1,588
			10,785

Total Global Bonds
(Cost $1,357,330) ($ Thousands)			1,203,836

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bill
4.741%, 05/18/2023 (H)		5,769	5,736

Total U.S. Treasury Obligation
(Cost $5,734) ($ Thousands)			5,736

	Shares
AFFILIATED PARTNERSHIP — 2.6%
SEI Liquidity Fund, LP
4.740% **†(I)		33,171,274	33,175

Total Affiliated Partnership
(Cost $33,174) ($ Thousands)			33,175

Total Investments in Securities — 98.2%
(Cost $1,396,238) ($ Thousands)			$1,242,747

A list of the open futures contracts held by the Fund at March 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Korea 10-Year Bond	45	Jun-2023	$3,896	$3,935	$15
Korea 3-Year Bond	132	Jun-2023	10,517	10,634	27
R2030 Bond Future	582	May-2023	3,146	3,057	27
R2032 Bond Future	925	May-2023	4,483	4,592	35
R213 Bond Future	870	May-2023	4,234	4,125	48
U.S. 2-Year Treasury Note	42	Jun-2023	8,688	8,671	(17)
U.S. 5-Year Treasury Note	193	Jun-2023	20,810	21,135	325
U.S. Long Treasury Bond	25	Jun-2023	3,131	3,279	148
U.S. Ultra Long Treasury Bond	35	Jun-2023	4,700	4,939	239
			63,605	64,367	847
Short Contracts
Euro-Bobl	(44)	Jun-2023	$(5,391)	$(5,635)	$(119)
Euro-Bund	(109)	Jun-2023	(15,124)	(16,086)	(590)
Euro-Buxl	(27)	Jun-2023	(3,787)	(4,132)	(251)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. 10-Year Treasury Note	(34)	Jun-2023	$(3,823)	$(3,907)	$(84)
			(28,125)	(29,760)	(1,044)
			$35,480	$34,607	$(197)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	05/10/23	ZAR	21,153	USD	1,158	$(31)
Barclays PLC	06/21/23	USD	573	PEN	2,188	6
Barclays PLC	06/21/23	PLN	1,704	EUR	359	(2)
Barclays PLC	06/21/23	EUR	1,796	USD	1,943	(16)
Barclays PLC	06/21/23	USD	2,064	TRY	44,878	(3)
Barclays PLC	06/21/23	USD	3,106	HUF	1,192,340	218
Barclays PLC	06/21/23	USD	6,291	ILS	22,490	(22)
Barclays PLC	06/21/23	CZK	6,700	USD	302	(7)
Barclays PLC	06/21/23	USD	7,044	CNY	48,805	116
Barclays PLC	06/21/23	USD	13,064	PLN	57,773	286
Barclays PLC	06/21/23	ILS	22,490	USD	6,303	34
Barclays PLC	06/21/23	TRY	39,453	USD	1,952	140
Barclays PLC	06/21/23	KRW	207,545	USD	158	(2)
Barclays PLC	06/21/23	HUF	1,225,610	USD	3,327	(90)
Barclays PLC	06/21/23	KRW	11,223,410	USD	8,653	—
BNP Paribas	04/13/23	EUR	940	HUF	368,826	29
BNP Paribas	04/13/23 - 05/10/23	HUF	1,242,808	EUR	3,137	(116)
BNP Paribas	04/20/23	USD	1,936	THB	66,570	15
BNP Paribas	06/21/23	USD	305	THB	10,308	(1)
BNP Paribas	05/03/23	USD	1,447	BRL	7,367	(1)
BNP Paribas	06/21/23	EUR	1,894	CZK	45,420	28
BNP Paribas	06/21/23	IDR	10,787,711	USD	700	(21)
BNP Paribas	06/22/23	CLP	313,587	USD	383	(11)
BNP Paribas	07/06/23	TWD	28,775	USD	959	6
Citigroup	04/05/23 - 04/28/23	USD	5,547	EUR	5,193	97
Citigroup	04/28/23	USD	749	EUR	683	(6)
Citigroup	04/05/23	UYU	18,613	USD	474	(5)
Citigroup	04/28/23 - 06/21/23	EUR	2,382	USD	2,608	11
Citigroup	04/05/23 - 04/28/23	EUR	36,940	USD	39,293	(843)
Citigroup	04/05/23	HUF	521,260	EUR	1,372	2
Citigroup	04/06/23 - 05/30/23	EUR	5,277	RON	26,246	7
Citigroup	04/06/23	EUR	3,472	RON	17,167	(3)
Citigroup	04/06/23	RON	24,398	EUR	4,928	(3)
Citigroup	05/10/23	EUR	184	HUF	72,292	3
Citigroup	05/10/23 - 06/21/23	USD	5,046	ZAR	92,582	141
Citigroup	06/21/23	USD	280	ZAR	5,000	—
Citigroup	05/17/23 - 06/21/23	USD	6,492	EGP	141,357	(2,257)
Citigroup	05/17/23	EGP	162,408	USD	5,003	100
Citigroup	06/02/23	USD	1,592	BRL	8,463	59
Citigroup	06/02/23	BRL	118,448	USD	22,657	(453)
Citigroup	06/21/23	CNY	31	USD	5	—
Citigroup	06/21/23	USD	140	PHP	7,802	4
Citigroup	06/21/23	PLN	1,396	EUR	294	(2)

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	06/21/23	RON	1,400	USD	306	$(1)
Citigroup	06/21/23	CZK	1,489	EUR	63	—
Citigroup	06/21/23	USD	1,794	MXN	33,285	22
Citigroup	06/21/23	PLN	3,530	USD	809	(6)
Citigroup	06/21/23	USD	6,105	INR	506,400	30
Citigroup	06/21/23	USD	10,263	CNY	70,379	62
Citigroup	06/21/23	USD	11,111	COP	55,117,850	540
Citigroup	06/21/23	CZK	12,750	USD	588	—
Citigroup	06/21/23	PEN	1,611	USD	427	1
Citigroup	06/21/23	PEN	15,978	USD	4,220	(9)
Citigroup	06/21/23	THB	18,440	USD	546	2
Citigroup	06/21/23 - 07/06/23	USD	22,026	THB	759,317	366
Citigroup	07/06/23	USD	777	THB	25,882	(12)
Citigroup	06/21/23	TRY	34,784	USD	1,725	128
Citigroup	06/21/23	MXN	32,525	USD	1,781	6
Citigroup	06/21/23	MXN	5,640	USD	299	(9)
Citigroup	06/21/23	HUF	706,620	USD	1,943	(27)
Citigroup	06/21/23	COP	2,400,000	USD	493	(15)
Citigroup	06/21/23	KRW	3,279,563	USD	2,524	(5)
Citigroup	06/21/23	IDR	13,076,380	USD	845	(30)
Citigroup	06/22/23	USD	4,807	CLP	3,923,770	114
Citigroup	06/22/23	CLP	3,795,879	USD	4,623	(138)
Citigroup	08/10/23	USD	464	UYU	18,613	6
Citigroup	09/20/23	ZMW	53,000	USD	2,459	42
Deutsche Bank	04/28/23	USD	975	KRW	1,263,805	(3)
Deutsche Bank	06/21/23	USD	2,921	THB	101,576	74
Deutsche Bank	06/21/23	IDR	10,254,929	USD	680	(6)
Goldman Sachs	04/03/23	USD	969	KRW	1,263,805	2
Goldman Sachs	04/04/23 - 06/02/23	BRL	79,815	USD	15,191	(479)
Goldman Sachs	04/05/23	USD	198	EUR	184	3
Goldman Sachs	04/05/23 - 06/21/23	USD	1,312	MXN	24,773	44
Goldman Sachs	04/06/23	RON	3,301	EUR	669	2
Goldman Sachs	04/13/23 - 06/21/23	MXN	117,262	USD	6,330	(82)
Goldman Sachs	04/20/23	USD	901	EGP	29,377	26
Goldman Sachs	05/03/23 - 06/02/23	USD	17,434	BRL	91,617	483
Goldman Sachs	05/10/23	ZAR	17,609	USD	961	(28)
Goldman Sachs	05/17/23	USD	123	EGP	2,624	(44)
Goldman Sachs	05/30/23	EUR	524	RON	2,606	—
Goldman Sachs	05/31/23	EGP	28,950	USD	858	—
Goldman Sachs	06/21/23	USD	419	KZT	196,500	4
Goldman Sachs	06/21/23	RON	1,660	USD	354	(9)
Goldman Sachs	06/21/23	EUR	4,371	USD	4,792	23
Goldman Sachs	06/21/23	USD	5,387	THB	187,555	144
Goldman Sachs	06/21/23	USD	7,008	HUF	2,607,800	263
Goldman Sachs	06/21/23	USD	9,541	IDR	146,538,740	258
Goldman Sachs	06/21/23	TRY	31,390	USD	1,477	36
Goldman Sachs	06/21/23	TWD	193,482	USD	6,391	(6)
Goldman Sachs	06/21/23	HUF	514,860	USD	1,401	(34)
Goldman Sachs	06/21/23	COP	9,186,540	USD	1,848	(94)
Goldman Sachs	06/21/23	IDR	17,419,821	USD	1,146	(19)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/03/23 - 06/21/23	USD	1,167	MYR	5,194	$12
JPMorgan Chase Bank	04/05/23	USD	463	UYU	18,613	17
JPMorgan Chase Bank	04/05/23	USD	1,940	ILS	7,008	6
JPMorgan Chase Bank	04/05/23 - 04/12/23	USD	3,434	IDR	52,101,010	41
JPMorgan Chase Bank	04/05/23 - 06/13/23	USD	3,795	THB	130,486	35
JPMorgan Chase Bank	04/05/23 - 04/28/23	EUR	3,826	USD	4,104	(54)
JPMorgan Chase Bank	04/05/23	PLN	6,411	EUR	1,366	(4)
JPMorgan Chase Bank	04/05/23 - 04/06/23	USD	7,551	EUR	7,068	129
JPMorgan Chase Bank	04/28/23	USD	345	EUR	315	(3)
JPMorgan Chase Bank	04/05/23 - 05/15/23	MXN	31,597	USD	1,724	(24)
JPMorgan Chase Bank	04/05/23	CZK	32,030	EUR	1,364	—
JPMorgan Chase Bank	04/05/23 - 06/05/23	IDR	453,669,952	USD	29,591	(729)
JPMorgan Chase Bank	04/06/23	EUR	773	RON	3,821	(1)
JPMorgan Chase Bank	04/12/23	USD	755	INR	62,286	3
JPMorgan Chase Bank	04/14/23	PEN	11,494	USD	3,027	(27)
JPMorgan Chase Bank	04/17/23 - 06/08/23	USD	7,316	PHP	403,915	124
JPMorgan Chase Bank	04/17/23 - 06/12/23	USD	7,696	HUF	2,850,588	317
JPMorgan Chase Bank	06/21/23	USD	752	ZAR	14,120	38
JPMorgan Chase Bank	04/17/23 - 05/15/23	USD	12,075	ZAR	207,278	(432)
JPMorgan Chase Bank	04/17/23 - 05/15/23	ZAR	353,563	USD	20,281	377
JPMorgan Chase Bank	05/15/23	ZAR	27,618	USD	1,544	(7)
JPMorgan Chase Bank	04/17/23	HUF	849,846	USD	2,267	(151)
JPMorgan Chase Bank	04/19/23	USD	760	IDR	11,446,410	5
JPMorgan Chase Bank	04/20/23	USD	56	COP	260,025	—
JPMorgan Chase Bank	06/21/23	USD	349	COP	1,650,000	—
JPMorgan Chase Bank	04/20/23 - 06/21/23	COP	27,916,816	USD	5,822	(83)
JPMorgan Chase Bank	04/28/23	USD	4,093	EUR	3,825	68
JPMorgan Chase Bank	04/28/23	EUR	20,085	USD	21,943	95
JPMorgan Chase Bank	05/03/23 - 06/12/23	BRL	31,674	USD	5,973	(199)
JPMorgan Chase Bank	05/10/23	EUR	1,865	HUF	721,257	7
JPMorgan Chase Bank	05/15/23	USD	1,359	MXN	25,604	48
JPMorgan Chase Bank	05/15/23	USD	2,277	RON	10,408	6
JPMorgan Chase Bank	05/15/23	USD	7	RON	31	—
JPMorgan Chase Bank	05/15/23	USD	2,949	PLN	13,079	81
JPMorgan Chase Bank	05/15/23	USD	8,528	PLN	36,727	(21)
JPMorgan Chase Bank	06/05/23	USD	10,998	CNY	75,343	41
JPMorgan Chase Bank	05/15/23	USD	1,536	CNY	10,374	(19)
JPMorgan Chase Bank	05/15/23	PLN	53,876	USD	12,110	(369)
JPMorgan Chase Bank	05/15/23	CNY	37,843	USD	5,669	133
JPMorgan Chase Bank	06/06/23 - 06/12/23	CNY	37,501	USD	5,417	(78)
JPMorgan Chase Bank	05/17/23	USD	3,731	EGP	79,364	(1,335)
JPMorgan Chase Bank	05/22/23 - 06/12/23	USD	3,741	CLP	3,051,634	97
JPMorgan Chase Bank	05/22/23	USD	10,498	KRW	13,197,055	(342)
JPMorgan Chase Bank	05/22/23	CLP	42,763	USD	53	—
JPMorgan Chase Bank	05/22/23	KRW	87,605	USD	69	2
JPMorgan Chase Bank	06/12/23	KRW	1,016,494	USD	782	(1)
JPMorgan Chase Bank	05/23/23	PHP	2,887	USD	52	(1)
JPMorgan Chase Bank	05/23/23 - 06/12/23	USD	5,251	BRL	27,714	168
JPMorgan Chase Bank	06/12/23	USD	3,142	CZK	69,768	77
JPMorgan Chase Bank	06/21/23	MYR	152	USD	35	—
JPMorgan Chase Bank	06/21/23	USD	263	PEN	998	1

SEI Institutional International Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/21/23	USD	591	GHS	7,409	$36
Merrill Lynch	05/17/23	USD	263	NGN	135,240	24
Merrill Lynch	06/21/23	EUR	994	USD	1,074	(11)
Merrill Lynch	06/21/23	USD	1,560	KZT	732,159	13
Merrill Lynch	06/21/23	USD	11,839	CNY	81,601	133
Merrill Lynch	06/21/23	MXN	47,550	USD	2,554	(40)
Midland Walwyn Capital Inc.	05/10/23	INR	81,260	USD	975	(12)
Midland Walwyn Capital Inc.	06/21/23	USD	404	CNY	2,757	—
Midland Walwyn Capital Inc.	06/21/23	MXN	5,219	USD	278	(7)
Midland Walwyn Capital Inc.	07/06/23	USD	66	TWD	1,937	(2)
Morgan Stanley	04/04/23	USD	8,887	BRL	46,095	204
Morgan Stanley	04/05/23	USD	797	EUR	740	7
Morgan Stanley	04/06/23	EUR	982	RON	4,862	1
Morgan Stanley	04/13/23	EUR	956	HUF	370,239	16
Morgan Stanley	05/10/23	USD	998	INR	82,894	8
Morgan Stanley	05/10/23	USD	3,551	ZAR	65,427	126
Morgan Stanley	05/10/23	ZAR	48,850	USD	2,684	(62)
Morgan Stanley	06/21/23	EUR	189	PLN	896	1
Morgan Stanley	06/21/23	USD	331	COP	1,561,847	(1)
Morgan Stanley	06/21/23	USD	352	CNY	2,400	—
Morgan Stanley	06/21/23	USD	412	IDR	6,259,248	7
Morgan Stanley	06/21/23	USD	804	MXN	14,759	1
Morgan Stanley	07/06/23	USD	923	TWD	26,723	(37)
Morgan Stanley	07/06/23	THB	11,733	USD	361	15
SCB Securities	04/03/23 - 06/21/23	MYR	5,956	USD	1,330	(23)
SCB Securities	04/20/23	USD	1,875	MYR	8,426	42
SCB Securities	06/21/23	EUR	260	CZK	6,190	1
SCB Securities	06/22/23	USD	1,838	CLP	1,481,624	21
Standard Bank	04/05/23 - 06/21/23	EUR	5,984	USD	6,378	(149)
Standard Bank	04/05/23 - 06/21/23	USD	7,948	EUR	7,423	148
Standard Bank	05/17/23 - 06/21/23	NGN	2,217,270	USD	4,446	(182)
Standard Bank	06/02/23	USD	2,383	BRL	12,628	81
Standard Bank	06/21/23	USD	428	ZAR	7,900	15
Standard Bank	06/21/23	USD	1,630	HUF	593,747	26
Standard Bank	06/21/23 - 09/20/23	USD	1,889	GHS	23,616	55
Standard Bank	06/21/23	USD	2,372	IDR	36,402,469	63
Standard Bank	06/21/23	USD	2,464	MXN	45,680	28
Standard Bank	06/21/23	MYR	5,364	USD	1,210	(19)
Standard Bank	06/21/23	USD	5,809	PEN	22,272	86
Standard Bank	06/21/23	MXN	9,690	USD	523	(6)
Standard Bank	06/21/23	PEN	1,797	USD	476	1
Standard Bank	06/21/23	PEN	7,894	USD	2,086	(3)
Standard Bank	06/21/23	ZAR	10,700	USD	572	(27)
Standard Bank	06/21/23	USD	11,870	CNY	81,601	102
Standard Bank	06/21/23	TWD	42,518	USD	1,406	—
Standard Bank	06/21/23	HUF	85,480	USD	233	(5)
Standard Bank	06/21/23	CZK	98,202	USD	4,375	(154)
Standard Bank	06/21/23	PHP	344,942	USD	6,273	(80)
Standard Bank	06/21/23	KRW	4,817,737	USD	3,708	(6)
State Street	04/05/23	USD	245	EUR	231	6

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	04/05/23	USD	1,949	KRW	2,537,869	$—
State Street	05/03/23	USD	567	BRL	2,993	20
State Street	05/03/23	BRL	7,966	USD	1,498	(66)
State Street	05/10/23	EUR	1,637	HUF	632,220	4
						$(2,521)

A list of the open OTC swap agreements held by the Fund at March 31, 2023, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	12.80% FIXED	Annually	01/01/2024	BRL	11,903	$(27)	$–	$(27)
Goldman Sachs	1-DAY BRL - CETIP	12.765% FIXED	Annually	01/02/2024	BRL	49,740	(118)	–	(118)
Goldman Sachs	1-DAY BRL - CETIP	12.82% FIXED	Annually	01/02/2024	BRL	13,887	(21)	–	(21)
Goldman Sachs	1-DAY BRL - CETIP	12.83% FIXED	Annually	01/04/2024	BRL	49,740	(71)	–	(71)
Goldman Sachs	1-DAY BRL - CETIP	12.93% FIXED	Annually	02/01/2024	BRL	23,806	(29)	–	(29)
Goldman Sachs	2.36% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	63,732	(13)	–	(13)
Goldman Sachs	1-DAY BRL - CETIP	11.865% FIXED	Annually	01/02/2025	BRL	34,610	(4)	–	(4)
Goldman Sachs	6-MONTH CLP-CLICP	7.07%	Semi-Annually	01/27/2025	CLP	1,940,279	(27)	–	(27)
Goldman Sachs	6-MONTH CLP-CLICP	7.215% FIXED	Semi-Annually	01/31/2025	CLP	2,572,831	51	–	51
JPMorgan Chase	6-MONTH CLP-CLICP	7.12%	Semi-Annually	01/31/2025	CLP	5,431,540	117	–	117
Goldman Sachs	6-MONTH CLP-CLICP	7.28% FIXED	Semi-Annually	02/01/2025	CLP	2,583,200	48	–	48
Goldman Sachs	11.25% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	02/22/2025	COP	14,576,015	(105)	–	(105)
Goldman Sachs	11.36% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	02/24/2025	COP	14,576,015	(62)	–	(62)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(69)	–	(69)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(204)	–	(204)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(180)	–	(180)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(109)	–	(109)
Goldman Sachs	5.87% FIXED	1-DAY FBIL - MIBOR	Semi-Annually	02/04/2027	INR	504,948	70	–	70
Goldman Sachs	6.96% FIXED	1-DAY FBIL - MIBOR	Semi-Annually	06/24/2027	INR	188,804	(79)	–	(79)
Goldman Sachs	7%	1-DAY FBIL - MIBOR	Semi-Annually	06/27/2027	INR	264,996	(116)	–	(116)
Merrill Lynch	6.4125% FIXED	1-DAY FBIL - MIBOR	Semi-Annually	01/05/2028	INR	139,710	(18)	–	(18)
Goldman Sachs	6-MONTH CLP-CLICP	7.3137% FIXED	Semi-Annually	02/02/2028	CLP	3,516,729	63	–	63
Goldman Sachs	9.955% FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	02/22/2028	COP	6,690,040	(190)	–	(190)
Goldman Sachs	10.115 % FIXED	3-MONTH COP-COLUMBIA IBR	Quarterly	03/08/2028	COP	6,690,040	(74)	–	(74)
Barclays	2.795%	CNY – CHINA FIXING REPO RATES	Quarterly	03/24/2028	CNY	11,689	2	–	2
Goldman Sachs	5.17%	6-MONTH CLP-CLICP	Semi-Annually	01/27/2033	CLP	451,227	(7)	–	(7)
Goldman Sachs	5.315% FIXED	6-MONTH CLP-CLICP	Semi-Annually	01/31/2033	CLP	605,181	11	–	11
Goldman Sachs	6-MONTH CLP-CLICP	5.345% FIXED	Semi-Annually	02/01/2033	CLP	612,670	(13)	–	(13)
Goldman Sachs	5.31% FIXED	6-MONTH CLP-CLICP	Semi-Annually	02/02/2033	CLP	788,139	(144)	–	(144)
Goldman Sachs	5.47% FIXED	6-MONTH CLP-CLICP	Semi-Annually	02/14/2033	CLP	1,311,820	(15)	–	(15)
							$(1,333)	$–	$(1,333)

SEI Institutional International Trust

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2023, is as follows:

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX .39 100 BPS 06/20/28	Buy	1.00%	Quarterly	06/20/2028	$5,950	$343	$420	$(77)
CDX.EM.39.V1 06/20/2028	Buy	1.00%	Quarterly	06/20/2028	11,502	714	774	(60)
						$1,057	$1,194	$(137)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	$(269)	$–	$(269)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(62)	–	(62)
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	12,389	(282)	–	(282)
1-DAY BRL - CETIP	11.4025% FIXED	Annually	01/02/2026	BRL	2,544	(6)	–	(6)
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	(12)	–	(12)
1-DAY BRL - CETIP	12.67% FIXED	Annually	01/04/2027	BRL	13,376	67	–	67
1-DAY BRL - CETIP	12.68% FIXED	Annually	01/04/2027	BRL	11,490	60	–	60
1-DAY BRL - CETIP	13.0175% FIXED	Annually	01/04/2027	BRL	3,878	29	–	29
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	22,311	126	–	126
1-DAY BRL - CETIP	.99%	Annually	01/02/2024	BRL	6,670	(81)	–	(81)
7.14%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/31/2027	COP	5,450,883	70	–	70
6.395%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	01/06/2027	COP	752,360	13	–	13
28-DAY MXN - TIIE	8.04% FIXED	Monthly	01/07/2028	MXN	23,876	(28)	–	(28)
28-DAY MXN - TIIE	8.1447% FIXED	Monthly	01/07/2028	MXN	29,415	(28)	–	(28)
28-DAY MXN - TIIE	8.0942% FIXED	Monthly	01/07/2028	MXN	29,410	(31)	–	(31)
28-DAY MXN - TIIE	8.5793% FIXED	Monthly	02/03/2028	MXN	23,784	–	(3)	3
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	58	–	58
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	15,930	56	–	56
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	42,233	–	–	–
10.7703% FIXED	28-DAY MXN - TIIE	Monthly	02/25/2025	MXN	141,000	(88)	–	(88)
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	17,915	79	–	79
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	176	–	176
10.8003 % FIXED	28-DAY MXN - TIIE	Monthly	02/26/2025	MXN	141,000	(93)	–	(93)
9.33% FIXED	28-DAY MXN - TIIE	Monthly	03/25/2026	MXN	59,098	12	–	12
9.02% FIXED	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	08/11/2032	COP	2,184,690	(12)	–	(12)
8.37%	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	Quarterly	04/13/2024	COP	11,102,749	74	–	74
3-MONTH ZAR - JIBAR	10.14% FIXED	Quarterly	01/12/2033	ZAR	45,127	(25)	–	(25)
3-MONTH ZAR - JIBAR	10.21% FIXED	Quarterly	01/12/2033	ZAR	40,248	(18)	–	(18)
1.225% FIXED	3-MONTH TWD - TAIBOR	Quarterly	02/08/2028	TWD	60,000	12	–	12
3-MONTH ILS - TELEBOR	3.47% FIXED	Quarterly	01/06/2028	ILS	7,202	21	–	21
3-MONTH ILS - TELEBOR	3.5% FIXED	Quarterly	01/06/2028	ILS	7,770	19	–	19
3-MONTH ILS - TELEBOR	3.465% FIXED	Quarterly	01/09/2028	ILS	7,415	21	–	21
3-MONTH ILS - TELEBOR	3.1% FIXED	Quarterly	01/16/2028	ILS	4,547	33	–	33
3-MONTH ILS - TELEBOR	3.1% FIXED	Quarterly	01/16/2028	ILS	5,079	36	–	36
3-MONTH ILS - TELEBOR	4.3%	Quarterly	03/09/2028	ILS	3,065	(22)	–	(22)
6-MONTH HUF - BURBOR	8.65% FIXED	Semi-Annually	02/06/2028	HUF	397,735	(41)	–	(41)
6-MONTH HUF - BURBOR	8.72% FIXED	Semi-Annually	02/10/2028	HUF	518,624	(49)	–	(49)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	2.145%	Semi-Annually	08/24/2030	CLP	444,725	$(107)	$–	$(107)
2.33%	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	06/05/2030	CLP	830,041	134	–	134
6-MONTH CZK - PRIBOR	4.353% FIXED	Semi-Annually	01/23/2028	CZK	55,908	(64)	–	(64)
6-MONTH CZK - PRIBOR	4.518% FIXED	Semi-Annually	01/27/2028	CZK	26,994	22	–	22
5.93% FIXED	6M PRAGUE INTERBANK OFFER RATE (PRIBOR)	Annually	03/24/2025	CZK	168,037	(35)	–	(35)
6M PRAGUE INTERBANK OFFER RATE (PRIBOR)	4.508% FIXED	Semi-Annually	12/06/2027	CZK	53,176	(54)	–	(54)
1.9865%	6-MONTH PLN - WIBOR	Annually	03/25/2024	PLN	12,430	133	–	133
6.74% FIXED	6-MONTH PLN - WIBOR	Annually	09/28/2032	PLN	1,601	(34)	–	(34)
6.86%	6-MONTH PLN - WIBOR	Annually	09/30/2032	PLN	1,122	(26)	–	(26)
1-DAY BRL - CETIP	6.77% FIXED	Annually	01/02/2025	BRL	4,102	(80)	–	(80)
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	8,953	(103)	–	(103)
1-DAY BRL - CETIP	6.5% FIXED	Annually	01/02/2024	BRL	4,808	(51)	–	(51)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	3,591	(73)	–	(73)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(65)	–	(65)
3-MONTH ZAR - JIBAR	7.6647% FIXED	Quarterly	01/27/2028	ZAR	22,119	(21)	–	(21)
3-MONTH ZAR - JIBAR	7.6725% FIXED	Quarterly	01/26/2028	ZAR	78,197	(72)	–	(72)
3-MONTH ZAR - JIBAR	7.6672% FIXED	Quarterly	01/27/2028	ZAR	11,394	(11)	–	(11)
3-MONTH ZAR - JIBAR	7.6797% FIXED	Quarterly	02/01/2028	ZAR	27,540	(25)	–	(25)
1.89% FIXED	THB - THAI OVERNIGHT REPURCHASE RATE (THOR)	Quarterly	01/12/2025	THB	85,000	11	–	11
2.175% FIXED	THB - THAI OVERNIGHT REPURCHASE RATE (THOR)	Quarterly	01/12/2028	THB	35,000	10	–	10
						$(696)	$(3)	$(693)

SEI Institutional International Trust

Percentages are based on Net Assets of $1,265,406 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2023.
†	Investment in Affiliated Security (see Note 5).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2023, the value of these securities amounted to $202,415 ($ Thousands), representing 16.0% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	Certain securities or partial positions of certain securities are on loan at March 31, 2023 (see Note 9).
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2023 was $33,175 ($ Thousands).

The following is a summary of the level of inputs used as of March 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,203,836	–	1,203,836
U.S. Treasury Obligation	–	5,736	–	5,736
Affiliated Partnership	–	33,175	–	33,175
Total Investments in Securities	–	1,242,747	–	1,242,747

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	864	–	–	864
Unrealized Depreciation	(1,061)	–	–	(1,061)
Forward Contracts*
Unrealized Appreciation	–	7,202	–	7,202
Unrealized Depreciation	–	(9,723)	–	(9,723)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	362	–	362
Unrealized Depreciation	–	(1,695)	–	(1,695)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(137)	–	(137)
Interest Rate Swaps*
Unrealized Appreciation	–	1,275	–	1,275
Unrealized Depreciation	–	(1,968)	–	(1,968)
Total Other Financial Instruments	(197)	(4,684)	–	(4,881)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Emerging Markets Debt Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended March 31, 2023 ($ Thousands):

Security Description	Value 9/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 3/31/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$55,210	$121,165	$(143,206)	$—	$6	$33,175	$135	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound Sterling
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand
ZMW — Zambian Kwacha

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BUBOR — Budapest Interbank Offered Rate
CDO — Collateralized Debt Obligation
CETIP — Central Custody and Financial Settlement of Securities
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MIBOR — Mumbai Interbank Offered Rate
MTN — Medium Term Note
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TAIBOR — Taiwan Interbank Rate
TBA — To Be Announced
TELEBOR — Tel Aviv Interbank Offered Rate
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,920,823	*	$1,434,767	*	$455,248	$1,209,572	*
Affiliated investments, at value ††	188,253		33,649		–	33,175
Cash	38,288		17,816		6,744	28,814
Cash pledged as collateral for futures contracts	2,587		761		802	927
Cash pledged as collateral for swap contracts	–		–		458	3,143
Foreign currency, at value †††	6,901		6,684		1,371	17,582
Receivable for fund shares sold	1,829		890		105	545
Receivable for investment securities sold	391		3,066		1,710	4,804
Dividends and interest receivable	15,020		6,903		3,402	20,128
Unrealized gain on forward foreign currency contracts	–		–		2,085	7,202
Unrealized gain on foreign spot currency contracts	1		–		353	23
Due from broker	–		–		–	1,339
Swap contracts, at value ††††	1,667		–		70	362
Foreign tax reclaim receivable	24,044		123		–	–
Receivable for variation margin	252		–		167	349
Prepaid expenses	53		20		6	17
Total Assets	4,200,109		1,504,679		472,521	1,327,982
Liabilities:
Payable upon return on securities loaned	154,475		11,569		–	33,167
Payable for investment securities purchased	1,872		4,140		1,154	15,190
Payable for fund shares redeemed	2,667		685		144	708
Swap contracts, at value ††††	–		–		–	1,695
Payable for variation margin	–		75		189	371
Administration fees payable	1,048		553		76	444
Unrealized loss on foreign currency spot contracts	–		–		121	20
Unrealized loss on forward foreign currency contracts	–		–		6,792	9,723
Trustees fees payable	3		1		–	1
Chief compliance officer fees payable	6		3		1	2
Administrative servicing fees payable	4		–		–	–
Shareholder servicing fees payable	298		279		92	241
Investment advisory fees payable	1,696		1,168		88	654
Accrued expense payable	647		467		152	360
Accrued foreign capital gains tax on appreciated securities	–		2,511		–	–
Total Liabilities	162,716		21,451		8,809	62,576
Net Assets	$4,037,393		$1,483,228		$463,712	$1,265,406
† Cost of investments	$3,563,787		$1,290,183		$511,168	$1,363,064
†† Cost of affiliated investments	188,223		33,642		–	33,174
††† Cost of foreign currency	6,893		6,624		1,356	16,776
†††† Cost (premiums received)	–		–		–	–
* Includes market value of securities on loan	144,149		10,679		–	33,774

SEI Institutional International Trust

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2023

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$3,821,484		$1,536,250		$570,782		$1,625,473
Total distributable earnings/(loss)	215,909		(53,022)		(107,070)		(360,067)
Net Assets	$4,037,393		$1,483,228		$463,712		$1,265,406
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.96		$10.41		$8.34		$8.35
	($3,659,487,733 ÷ 333,948,712 shares	)	($1,344,328,022 ÷ 129,167,011 shares	)	($399,374,017 ÷ 47,902,549 shares	)	($1,160,317,035 ÷ 138,944,061 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$11.00		N/A		N/A		N/A
	($953,799 ÷ 86,745 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.95		$10.41		$8.36		$8.31
	($376,951,698 ÷ 34,424,804 shares	)	($138,900,373 ÷ 13,348,340 shares	)	($64,337,701 ÷ 7,695,408 shares	)	($105,088,866 ÷ 12,650,852 shares	)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2023

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$48,565	$25,829	$–	$–
Income from affiliated investments(1)	774	262	–	–
Interest Income	951	326	5,280	43,668
Security lending income — net(2)(3)	279	75	–	135
Less: foreign taxes withheld	(4,323)	(3,055)	(62)	(305)
Total Investment Income	46,246	23,437	5,218	43,498
Expenses:
Investment advisory fees	9,752	7,600	700	5,262
Administration fees	6,101	3,253	1,050	2,786
Shareholder servicing fees — Class F	4,399	1,648	499	1,431
Shareholder servicing fees — Class I	1	–	–	–
Administrative servicing fees — Class I	1	–	–	–
Printing fees	250	93	30	79
Custodian/wire agent fees	228	459	51	211
Professional fees	115	43	14	36
Trustees' fees	49	19	6	16
Registration fees	42	17	6	14
Chief compliance officer fees	13	5	2	5
Other expenses	111	62	76	118
Total Expenses	21,062	13,199	2,434	9,958
Less:
Waiver of investment advisory fees	–	(724)	(103)	(1,423)
Waiver of administration fees	–	–	(28)	(212)
Waiver of shareholder servicing fees — Class F	(35)	–	–	–
Net Expenses	21,027	12,475	2,303	8,323
Net Investment Income	25,219	10,962	2,915	35,175
Net Realized Gain (Loss) on:
Investments	(2,874)	(45,005)	(7,842)	(48,263)
Affiliated investments	6	1	–	–
Futures contracts	4,552	(562)	2,956	542
Swap contracts	(3,027)	–	89	(4,906)
Purchased option contracts	–	–	(14)	–
Foreign currency transactions	788	(3,884)	(7,427)	(21,454)
Forward foreign currency contracts	–	–	(13,624)	3,769
Net Realized Gain (Loss)	(555)	(49,450)	(25,862)	(70,312)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	922,725	246,810	55,275	180,702
Affiliated investments	7	7	–	6
Futures contracts	5,275	2,901	(923)	805
Swap contracts	1,667	–	(450)	211
Foreign capital gains tax on appreciated securities	–	(302)	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	2,158	(2,167)	528	1,819
Forward foreign currency contracts	–	–	(16,391)	1,128
Net Change in Unrealized Appreciation (Depreciation)	931,832	247,249	38,039	184,671
Net Increase in Net Assets Resulting from Operations	$956,496	$208,761	$15,092	$149,534

(1) See Note 5 in the Notes to Financial Statements for additional information.

(2) Income is from the investment of collateral in an affiliated security.

(3) See Note 9 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	International Equity Fund		Emerging Markets Equity Fund
	2023	2022	2023	2022
Operations:
Net investment income	$25,219	$82,217	$10,962	$21,374
Net realized gain (loss)	(555)	(87,633)	(49,450)	(112,849)
Net change in unrealized appreciation (depreciation)	931,832	(1,233,789)	247,249	(467,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	956,496	(1,239,205)	208,761	(558,675)
Distributions:
Class F	(62,491)	(554,286)	(26,873)	(155,826)
Class I	(13)	(205)	N/A	N/A
Class Y	(6,541)	(52,585)	(2,793)	(13,925)
Total Distributions	(69,045)	(607,076)	(29,666)	(169,751)
Capital Share Transactions:
Class F:
Proceeds from shares issued	171,042	659,783	86,969	269,120
Reinvestment of dividends & distributions	57,189	509,776	24,547	142,940
Cost of shares redeemed	(493,203)	(610,971)	(160,859)	(300,852)
Net Increase (Decrease) from Class F Transactions	(264,972)	558,588	(49,343)	111,208
Class I:
Proceeds from shares issued	25	119	N/A	N/A
Reinvestment of dividends & distributions	7	134	N/A	N/A
Cost of shares redeemed	(23)	(614)	N/A	N/A
Net Increase (Decrease) from Class I Transactions	9	(361)	N/A	N/A
Class Y:
Proceeds from shares issued	51,412	61,555	23,296	31,423
Reinvestment of dividends & distributions	6,256	48,762	2,642	13,081
Cost of shares redeemed	(55,618)	(47,833)	(20,841)	(19,189)
Net Increase from Class Y Transactions	2,050	62,484	5,097	25,315
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(262,913)	620,711	(44,246)	136,523
Net Increase (Decrease) in Net Assets	624,538	(1,225,570)	134,849	(591,903)
Net Assets:
Beginning of Period	3,412,855	4,638,425	1,348,379	1,940,282
End of Period	$4,037,393	$3,412,855	$1,483,228	$1,348,379
Capital Share Transactions:
Class F:
Shares issued	16,844	60,257	8,664	22,651
Reinvestment of distributions	5,730	42,320	2,485	11,093
Shares redeemed	(48,334)	(55,594)	(15,972)	(25,331)
Total Class F Transactions	(25,760)	46,983	(4,823)	8,413
Class I:
Shares issued	2	10	N/A	N/A
Reinvestment of distributions	—	11	N/A	N/A
Shares redeemed	(2)	(54)	N/A	N/A
Total Class I Transactions	—	(33)	N/A	N/A
Class Y:
Shares issued	4,952	5,696	2,260	2,737
Reinvestment of distributions	627	4,046	267	1,014
Shares redeemed	(5,550)	(4,363)	(2,091)	(1,635)
Total Class Y Transactions	29	5,379	436	2,116
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(25,731)	52,329	(4,387)	10,529

N/A — Not applicable. Share classes currently not offered.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands) (Concluded)

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	International Fixed Income Fund		Emerging Markets Debt Fund
	2023	2022	2023	2022
Operations:
Net investment income	$2,915	$3,048	$35,175	$63,584
Net realized gain (loss)	(25,862)	51,271	(70,312)	(153,934)
Net change in unrealized appreciation (depreciation)	38,039	(111,526)	184,671	(288,444)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,092	(57,207)	149,534	(378,794)
Distributions:
Class F	(45,431)	(10,083)	(18,483)	(22,758)
Class Y	(7,756)	(1,763)	(1,546)	(2,051)
Total Distributions	(53,187)	(11,846)	(20,029)	(24,809)
Capital Share Transactions:
Class F:
Proceeds from shares issued	30,623	77,857	90,017	256,735
Reinvestment of dividends & distributions	41,818	9,344	16,453	20,408
Cost of shares redeemed	(51,315)	(102,234)	(175,248)	(227,025)
Net Increase (Decrease) from Class F Transactions	21,126	(15,033)	(68,778)	50,118
Class Y:
Proceeds from shares issued	7,401	14,290	28,223	19,549
Reinvestment of dividends & distributions	7,508	1,627	1,481	1,913
Cost of shares redeemed	(17,361)	(10,257)	(18,038)	(16,105)
Net Increase (Decrease) from Class Y Transactions	(2,452)	5,660	11,666	5,357
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	18,674	(9,373)	(57,112)	55,475
Net Increase (Decrease) in Net Assets	(19,421)	(78,426)	72,393	(348,128)
Net Assets:
Beginning of Period	483,133	561,559	1,193,013	1,541,141
End of Period	$463,712	$483,133	$1,265,406	$1,193,013
Capital Share Transactions:
Class F:
Shares issued	3,545	7,845	11,160	28,951
Reinvestment of distributions	5,130	915	2,039	2,083
Shares redeemed	(5,790)	(10,548)	(21,697)	(26,047)
Total Class F Transactions	2,885	(1,788)	(8,498)	4,987
Class Y:
Shares issued	838	1,447	3,453	2,240
Reinvestment of distributions	919	159	184	196
Shares redeemed	(1,948)	(1,060)	(2,264)	(1,862)
Total Class Y Transactions	(191)	546	1,373	574
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,694	(1,242)	(7,125)	5,561

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31,2023 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F
2023@	$8.66	$0.06	$2.42	$2.48	$(0.18)	$—	$(0.18)	$10.96	28.87%	$3,659,488	1.11%	1.11%	1.28%	39%
2022	13.57	0.21	(3.38)	(3.17)	(0.23)	(1.51)	(1.74)	8.66	(26.82)	3,114,144	1.09	1.09	1.91	108
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08	1.08	1.19	105
2020	10.68	0.10	0.28	0.38	(0.20)	—	(0.20)	10.86	3.44	3,568,373	1.11	1.11	0.94	102
2019	11.38	0.20	(0.75)	(0.55)	(0.15)	—	(0.15)	10.68	(4.63)	3,686,195	1.10	1.10	1.92	73
2018	11.29	0.16	0.08	0.24	(0.15)	—	(0.15)	11.38	2.11	4,024,987	1.09	1.09	1.35	40
Class I
2023@	$8.67	$0.05	$2.43	$2.48	$(0.15)	$—	$(0.15)	$11.00	28.80%	$954	1.36%	1.36%	1.06%	39%
2022	13.59	0.17	(3.38)	(3.21)	(0.20)	(1.51)	(1.71)	8.67	(27.05)	743	1.34	1.34	1.44	108
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33	1.33	0.93	105
2020	10.68	0.07	0.28	0.35	(0.16)	—	(0.16)	10.87	3.19	1,350	1.36	1.36	0.63	102
2019	11.37	0.17	(0.74)	(0.57)	(0.12)	—	(0.12)	10.68	(4.90)	1,932	1.35	1.35	1.61	73
2018	11.27	0.12	0.09	0.21	(0.11)	—	(0.11)	11.37	1.86	2,662	1.34	1.34	1.06	40
Class Y
2023@	$8.66	$0.08	$2.42	$2.50	$(0.21)	$—	$(0.21)	$10.95	29.09%	$376,951	0.86%	0.86%	1.57%	39%
2022	13.58	0.24	(3.39)	(3.15)	(0.26)	(1.51)	(1.77)	8.66	(26.70)	297,968	0.84	0.84	2.17	108
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83	0.83	1.44	105
2020	10.68	0.12	0.29	0.41	(0.23)	—	(0.23)	10.86	3.68	330,069	0.86	0.86	1.16	102
2019	11.39	0.23	(0.76)	(0.53)	(0.18)	—	(0.18)	10.68	(4.43)	370,462	0.85	0.85	2.24	73
2018	11.31	0.18	0.09	0.27	(0.19)	—	(0.19)	11.39	2.40	344,977	0.84	0.84	1.60	40
Emerging Markets Equity Fund
Class F
2023@	$9.18	$0.08	$1.36	$1.44	$(0.21)	$—	$(0.21)	$10.41	15.77%	$1,344,328	1.75%	1.85%	1.50%	41%
2022	14.23	0.14	(3.96)	(3.82)	(0.15)	(1.08)	(1.23)	9.18	(29.26)	1,229,709	1.71	1.81	1.21	93
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70	1.80	0.73	100
2020	11.21	0.05	0.93	0.98	(0.13)	—	(0.13)	12.06	8.75	1,542,551	1.71	1.81	0.43	90
2019	11.47	0.10	(0.29)	(0.19)	(0.07)	—	(0.07)	11.21	(1.64)	1,564,523	1.70	1.81	0.92	89
2018	12.32	0.08	(0.77)	(0.69)	(0.16)	—	(0.16)	11.47	(5.71)	1,668,960	1.69	1.80	0.61	70
Class Y
2023@	$9.19	$0.08	$1.37	$1.45	$(0.23)	$—	$(0.23)	$10.41	15.97%	$138,900	1.50%	1.60%	1.65%	41%
2022	14.25	0.18	(3.98)	(3.80)	(0.18)	(1.08)	(1.26)	9.19	(29.10)	118,670	1.46	1.56	1.50	93
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45	1.55	0.98	100
2020	11.22	0.08	0.93	1.01	(0.16)	—	(0.16)	12.07	8.99	134,682	1.46	1.56	0.66	90
2019	11.49	0.14	(0.31)	(0.17)	(0.10)	—	(0.10)	11.22	(1.44)	145,600	1.45	1.56	1.25	89
2018	12.35	0.11	(0.76)	(0.65)	(0.21)	—	(0.21)	11.49	(5.46)	125,594	1.44	1.55	0.89	70

@	For the six-month period ended March 31, 2023. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

FINANCIAL HIGHLIGHTS

For the six months ended March 31,2023 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F
2023@	$9.13	$0.05	$0.22	$0.27	$(1.05)	$(0.01)	$(1.06)	$8.34	3.24%	$399,374	1.02%	1.08%	1.21%	17%
2022	10.37	0.05	(1.08)	(1.03)	(0.08)	(0.13)	(0.21)	9.13	(10.15)	410,864	1.02	1.07	0.53	47
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02	1.07	0.32	65
2020	10.73	0.03	0.04	0.07	(0.26)	(0.08)	(0.34)	10.46	0.73	445,864	1.02	1.08	0.29	64
2019	10.27	0.04	0.88	0.92	(0.40)	(0.06)	(0.46)	10.73	9.28	452,150	1.02	1.07	0.42	58
2018	10.13	0.07	0.07	0.14	—	—	—	10.27	1.38	438,908	1.02	1.07	0.66	71
Class Y
2023@	$9.16	$0.06	$0.22	$0.28	$(1.07)	$(0.01)	$(1.08)	$8.36	3.41%	$64,338	0.77%	0.83%	1.46%	17%
2022	10.41	0.08	(1.10)	(1.02)	(0.10)	(0.13)	(0.23)	9.16	(10.00)	72,269	0.77	0.82	0.78	47
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77	0.82	0.57	65
2020	10.75	0.06	0.03	0.09	(0.29)	(0.08)	(0.37)	10.47	0.88	68,664	0.77	0.83	0.54	64
2019	10.29	0.07	0.88	0.95	(0.43)	(0.06)	(0.49)	10.75	9.54	69,681	0.77	0.82	0.66	58
2018	10.12	0.09	0.08	0.17	—	—	—	10.29	1.68	43,003	0.77	0.82	0.91	71
Emerging Markets Debt Fund
Class F
2023@	$7.52	$0.23	$0.73	$0.96	$(0.13)	$—	$(0.13)	$8.35	12.84%	$1,160,317	1.36%	1.63%	5.66%	49%
2022	10.06	0.40	(2.78)	(2.38)	(0.16)	—	(0.16)	7.52	(24.04)	1,108,531	1.36	1.62	4.52	88
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36	1.61	3.87	91
2020	9.93	0.40	(0.45)	(0.05)	(0.08)	—	(0.08)	9.80	(0.53)	1,374,566	1.36	1.61	4.07	95
2019	9.30	0.47	0.32	0.79	(0.16)	—	(0.16)	9.93	8.51	1,483,467	1.36	1.62	4.93	114
2018	10.55	0.51	(1.19)	(0.68)	(0.57)	—	(0.57)	9.30	(6.81)	1,451,128	1.36	1.61	5.08	80
Class Y
2023@	$7.49	$0.24	$0.73	$0.97	$(0.15)	$—	$(0.15)	$8.31	13.05%	$105,089	1.11%	1.38%	5.94%	49%
2022	10.03	0.42	(2.77)	(2.35)	(0.19)	—	(0.19)	7.49	(23.87)	84,482	1.11	1.37	4.77	88
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11	1.36	4.12	91
2020	9.92	0.42	(0.45)	(0.03)	(0.10)	—	(0.10)	9.79	(0.33)	98,869	1.11	1.36	4.33	95
2019	9.28	0.50	0.32	0.82	(0.18)	—	(0.18)	9.92	8.84	111,948	1.11	1.37	5.18	114
2018	10.57	0.53	(1.18)	(0.65)	(0.64)	—	(0.64)	9.28	(6.57)	113,872	1.11	1.36	5.34	80

@	For the six-month period ended March 31, 2023. All ratios for the period have been annualized.
^	Amount represents less than $0.005.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
(1)	Per share calculated using average shares.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The assets of each Fund are segregated, and a Shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices.

The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the

SEI Institutional International Trust

International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2023, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2023, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

SEI Institutional International Trust

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2023, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2023, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2023, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts

SEI Institutional International Trust

are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

4. DERIVATIVE CONTRACTS

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Period ended March 31, 2023			Period ended March 31, 2023
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,069	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Equity contracts	Net Assets — Unrealized appreciation on swaps contracts	1,667	*	Net Assets — Unrealized depreciation on swaps contracts	—	*
Total derivatives not accounted for as hedging instruments		$2,736			$—

Emerging Markets Equity Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$749	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$749			$—

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$571	†	Net Assets — Unrealized depreciation on swaps contracts	$1,218	†
	Unrealized appreciation on swaps contracts	70	†	Unrealized depreciation on swaps contracts	—	†
	Net Assets — Unrealized appreciation on futures contracts	1,059	*	Net Assets — Unrealized depreciation on futures contracts	635	*
Credit contracts	Net Assets – Unrealized appreciation on swaps contracts	15		Net Assets – Unrealized depreciation on swaps contracts	—
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,085		Unrealized loss on forward foreign currency contracts	6,792
Total derivatives not accounted for as hedging instruments		$3,800			$8,645

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$1,275	†	Net Assets — Unrealized depreciation on swaps contracts	$1,968	†
	Unrealized appreciation on swaps contracts	362	†	Unrealized depreciation on swaps contracts	1,695	†
	Net Assets — Unrealized appreciation on futures contracts	864	*	Net Assets — Unrealized depreciation on futures contracts	1,061	*
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	—	†	Net Assets — Unrealized depreciation on swaps contracts	137	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	7,202		Unrealized loss on forward foreign currency contracts	9,723
Total derivatives not accounted for as hedging instruments		$9,703			$14,584

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

SEI Institutional International Trust

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2023:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Swaps	Total
International Equity Fund
Equity contracts	$4,552	$(3,207)	$1,345
Total	$4,552	$(3,207)	$1,345

Derivatives Not Accounted for as Hedging Instruments	Futures	Total
Emerging Markets Equity Fund
Equity contracts	$(562)	$(562)
Total	$(562)	$(562)

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Foreign Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(14)	$1,761	$—	$39	$1,786
Credit contracts	—	—	—	50	50
Foreign exchange contracts	—	1,195	(13,624)	—	(12,429)
Total	$(14)	$2,956	$(13,624)	$89	$(10,593)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$542	$—	$(3,756)	$(3,214)
Foreign exchange contracts	—	3,769	—	3,769
Credit contracts	—	—	(1,150)	(1,150)
Total	$542	$3,769	$(4,906)	$(595)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Swaps	Total
International Equity Fund
Interest rate contracts	$5,275	$—	$5,275
Equity contracts	—	1,667	1,667
Total	$5,275	$1,667	$6,942

Derivatives Not Accounted for as Hedging Instruments	Futures	Total
Emerging Markets Equity Fund
Equity contracts	$2,901	$2,901
Total	$2,901	$2,901

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(923)	$—	$(465)	$(1,388)
Foreign exchange contracts	—	(16,391)	—	(16,391)
Credit contracts	—	—	15	15
Total	$(923)	$(16,391)	$(450)	$(17,764)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Foreign Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$805	$—	$584	$1,389
Foreign exchange contracts	—	1,128	—	1,128
Credit contracts	—	—	(373)	(373)
Total	$805	$1,128	$211	$2,144

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

SEI Institutional International Trust

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2023 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$252	$—	$252	$—	$—	$—
Emerging Markets Equity Fund	—	—	—	75	—	75
International Fixed Income Fund	128	39	167	164	25	189
Emerging Markets Debt Fund	202	147	349	206	165	371

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2023 amounted to $2,587 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2023 amounted to $761 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2023 amounted to $1,260 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2023 amounted to $4,070 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2023 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
ANZ	$3	$—	$3	$40	$—	$40	$(37)	$—	$(37)
Bank of America	10	—	10	39	—	39	(29)	—	(29)
Barclays PLC	46	—	46	120	—	120	(74)	—	(74)
BNP Paribas	134	—	134	1,169	—	1,169	(1,035)	—	(1,035)
Brown Brothers Harriman	37	—	37	24	—	24	13	—	13
Citigroup	156	—	156	158	—	158	(2)	—	(2)
Commonwealth Bank Of Australia	2	—	2	—	—	—	2	—	2
Deutsche Bank	10	70	80	10	—	10	70	—	70
Goldman Sachs	232	—	232	406	—	406	(174)	—	(174)
HSBC	43	—	43	54	—	54	(11)	—	(11)
JPMorgan Chase Bank	615	—	615	2,029	—	2,029	(1,414)	—	(1,414)
Merrill Lynch	193	—	193	94	—	94	99	—	99
Midland Walwyn Capital Inc.	11	—	11	158	—	158	(147)	—	(147)
Morgan Stanley	395	—	395	966	—	966	(571)	—	(571)
RBC	2	—	2	1	—	1	1	—	1
RBS	35	—	35	11	—	11	24	—	24
SCB Securities	—	—	—	1	—	1	(1)	—	(1)
Societe Generale	—	—	—	—	—	—	—	—	—
Standard Chartered	33	—	33	35	—	35	(2)	—	(2)

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
State Street	$13	$—	$13	$35	$—	$35	$(22)	—	$(22)
TD Securities	2	—	2	1,214	—	1,214	(1,212)	—	(1,212)
UBS	113	—	113	228	—	228	(115)	—	(115)
Total Over the Counter	$2,085	$70	$2,155	$6,792	$—	$6,792

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Barclays PLC	$800	2	$802	$ 173	$—	$ 173	$629	$—	$629
BNP Paribas	78	—	78	150	—	150	(72)	—	(72)
Citigroup	1,743	—	1,743	3,824	—	3,824	(2,081)	—	(2,081)
Deutsche Bank	74	—	74	9	—	9	65	—	65
Goldman Sachs	1,288	243	1,531	795	1,497	2,292	(761)	—	(761)
JPMorgan Chase Bank	1,964	117	2,081	3,880	180	4,060	(1,979)	—	(1,979)
Merrill Lynch	170	—	170	51	18	69	101	—	101
Midland Walwyn Capital Inc.	—	—	—	21	—	21	(21)	—	(21)
Morgan Stanley	386	—	386	100	—	100	286	—	286
SCB Securities	64	—	64	23	—	23	41	—	41
Standard Bank	605	—	605	631	—	631	(26)	—	(26)
State Street	30	—	30	66	—	66	(36)	—	(36)
Total Over the Counter	$7,202	$362	$7,564	$9,723	$1,695	$11,418

^ Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

* Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2023.

The following table discloses the average quarterly balances of the Funds’ derivative activity during the six months ended March 31, 2023 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$27,738	$14,802	$60,585	$61,307
Average Notional Balance Short	–	–	64,146	23,371
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	850,359	638,189
Average Notional Balance Short	–	–	858,073	639,264
Credit Default Swaps:
Average Notional Balance Long	–	–	2,247	19,543
Average Notional Balance Short	–	–	3,432	–
Interest Rate Swaps:
Average Notional Balance	–	–	44,205	185,976
Total Return Swaps:
Average Notional Balance Long	123,011	–	–	–
Average Notional Balance Short	–	–	–	–

SEI Institutional International Trust

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.15%
Class I	0.51%	0.25%	0.25%	1.40%
Class Y	0.51%	—	—	0.90%
Emerging Markets Equity Fund*
Class F	1.05%	0.25%	—	N/A
Class Y	1.05%	—	—	N/A
International Fixed Income Fund
Class F	0.30%	0.25%	—	1.02%
Class Y	0.30%	—	—	0.77%
Emerging Markets Debt Fund
Class F	0.85%	0.25%	—	1.36%
Class Y	0.85%	—	—	1.11%

* SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2024 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.370%	0.2900%	0.210%	0.130%

Investment Sub-Advisory Agreements — As of March 31, 2023, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Causeway Capital Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Asset Management Business Trust

Lazard Asset Management LLC

Pzena Investment Management, LLC

WCM Investment Management LLC

Emerging Markets Equity Fund

JOHCM (USA) Inc.

KBI Global Investors (North America) Ltd.

Neuberger Berman Investment Advisers LLC

Qtron Investments LLC

Robeco Institutional Asset Management US Inc.

International Fixed Income Fund

AllianceBernstein L.P.

Colchester Global Investors Ltd.

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Ltd.

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Ninety One UK Ltd.

Stone Harbor Investment Partners LP, a division of Virtus Fixed Income Advisers, LLC

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six months ended March 31, 2023.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2023 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, LP, also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is

SEI Institutional International Trust

more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the

SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the six months ended March 31, 2023, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2023, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$1,522	$—
Other	1,468,455	585,084	71,335	593,076
Sales
U.S. Government	—	—	1,879	11,244
Other	1,693,110	651,368	121,757	646,146

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2023 (Unaudited)

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2022	$273,801	$333,275	$607,076
	2021	43,996	—	43,996
Emerging Markets Equity Fund	2022	22,606	147,145	169,751
	2021	10,653	—	10,653
International Fixed Income Fund	2022	6,393	5,453	11,846
	2021	—	149	149
Emerging Markets Debt Fund	2022	24,809	—	24,809
	2021	30,547	—	30,547

As of September 30, 2022, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$68,002	$—	$—	$(96,235)	$—	$(643,309)	$—	$(671,542)
Emerging Markets Equity Fund	22,612	—	—	(102,401)	—	(152,326)	(2)	(232,117)
International Fixed Income Fund	47,216	—	—	(550)	—	(112,787)	(2,854)	(68,975)
Emerging Markets Debt Fund	—	—	(11,302)	(123,683)	(2,106)	(347,744)	(4,737)	(489,572)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through September 30, 2022 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Emerging Markets Debt Fund	$1,984	$9,318	$11,302

For Federal income tax purposes, the cost of securities owned at March 31, 2023, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2023, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$3,752,010	$511,981	$(154,915)	$357,066
Emerging Markets Equity Fund	1,323,825	127,000	17,591	144,591
International Fixed Income Fund	511,168	5,020	(60,940)	(55,920)
Emerging Markets Debt Fund	1,396,238	26,955	(180,446)	(153,491)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

SEI Institutional International Trust

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed

SEI Institutional International Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2023 (Unaudited)

income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, LP (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2023 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
International Equity Fund	$144,149	$144,149	$–
Emerging Markets Equity Fund	10,679	10,679	–
Emerging Markets Debt Fund	33,774	33,774	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

SEI Institutional International Trust

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2023, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	96.76%	—%	55.15%
Emerging Markets Equity Fund	96.54%	—%	66.92%
International Fixed Income Fund	98.29%	—%	99.26%
Emerging Markets Debt Fund	97.93%	—%	66.77%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. REGULATORY MATTERS

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments.

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2023.

SEI Institutional International Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2023

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period October 1, 2022 to March 31, 2023.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,288.70	1.11%	$6.33
Class I	1,000.00	1,288.00	1.36	7.76
Class Y	1,000.00	1,290.90	0.86	4.91
Hypothetical 5% Return
Class F	$1,000.00	$1,019.40	1.11%	$5.59
Class I	1,000.00	1,018.15	1.36	6.84
Class Y	1,000.00	1,020.64	0.86	4.33
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,157.70	1.75%	$9.41
Class Y	1,000.00	1,159.70	1.50	8.08
Hypothetical 5% Return
Class F	$1,000.00	$1,016.21	1.75%	$8.80
Class Y	1,000.00	1,017.45	1.50	7.54

	Beginning Account Value 10/1/22	Ending Account Value 3/31/23	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,032.40	1.02%	$5.17
Class Y	1,000.00	1,034.10	0.77	3.90
Hypothetical 5% Return
Class F	$1,000.00	$1,019.85	1.02%	$5.14
Class Y	1,000.00	1,021.09	0.77	3.88
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$1,128.40	1.36%	$7.22
Class Y	1,000.00	1,130.50	1.11	5.90
Hypothetical 5% Return
Class F	$1,000.00	$1,018.15	1.36%	$6.84
Class Y	1,000.00	1,019.40	1.11	5.59

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional International Trust

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

March 31, 2023

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 20-22, 2023, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2022 calendar year. The SIMC Liquidity Risk Oversight Committee reported one liquidity event that occurred in January 2022 in connection with an extended market closure due to a Chinese holiday, which caused the SIT Emerging Markets Equity Fund to exceed temporarily the 15% limit on illiquid securities. The SIT Emerging Markets Equity Fund was under the 15% limitation on the sixth day, and there was no impact on the Fund’s ability to timely meet redemptions. There were no other reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional International Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance

SEI Institutional International Trust

over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 20-22, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on December 5-7, 2022. In each case, the Board’s approval or renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund to prevent the management fee from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with

SEI Institutional International Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the approval or renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional International Trust

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SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Katherine Mason

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-031 (3/23)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: June 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: June 8, 2023

By	/s/ Ankit Puri
Ankit Puri
Controller & CFO

Date: June 8, 2023